SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
                                     ---------

    Post-Effective Amendment No.         6        (File No. 333-82149)       [X]
                                     ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              8       (File No. 811-7195)              [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                                  55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on August 15, 2001,  pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
   [ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses containing information for the American Express(R) Galaxy Premier Variable Annuity and the American Express Pinnacle Variable Annuity(SM) filed in the American Enterprise MVA Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-65080, filed on or about August 10, 2001, are incorporated by reference.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                  Aug. 15, 2001


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------
TABLE OF CONTENTS

Performance Information                                           p.  3

Calculating Annuity Payouts                                       p. 21

Rating Agencies                                                   p. 22

Principal Underwriter                                             p. 22

Independent Auditors                                              p. 22


Financial Statements

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------
Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:                  P = a hypothetical initial payment of $1,000
                        T = average annual total return
                        n = number of years
                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000

                                                                     Performance of the
                                                                         subaccount            Performance of the fund(a)
                                                                                Since                                       Since
Subaccount   Investing In:                                          1 Year  Commencement  1 Year     5 Years  10 Years  Commencement
             AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(b)                -3.42%     -2.51%      -3.42%      2.56%      2.96%      4.77%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)          -9.45      -6.36       -9.45         --         --      -4.36
PEMK1         Emerging Markets Fund (10/00; 5/00)                      --     -13.29(c)       --         --         --     -32.55(d)
PEXI1         Extra Income Fund (11/99; 5/96)                      -17.28     -13.47      -17.28         --         --      -0.54
PMGD1         Managed Fund (11/99; 4/86)                           -10.85      -4.02      -10.85      10.17      11.07       9.95
PNDM1         New Dimensions Fund(R) (11/99; 5/96)                 -16.99      -4.86      -16.99         --         --      15.21
PSPF1         S&P 500 Index Fund (10/00; 5/00)                         --     -12.68(c)       --         --         --     -17.31(d)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                -4.97       2.74       -4.97         --         --       5.79
             AIM V.I.
PCAP1         Capital Appreciation Fund (11/99; 5/93)              -18.73      -0.93      -18.73      12.99         --      15.47
PVAL1         Value Fund (11/99; 5/93)                             -22.29     -12.62      -22.29      13.40         --      15.42
             FIDELITY VIP
PBAL1         III Balanced Portfolio (Service Class)
              (11/99; 1/95)                                        -12.75      -9.77      -12.75       6.95         --       7.97
PGRI1         III Growth & Income Portfolio
              (Service Class) (11/99; 12/96)                       -12.13      -8.56      -12.13         --         --      11.91
PMDC1         III Mid Cap Portfolio (Service Class)
              (11/99; 12/98)                                        23.56      41.77       23.56         --         --      38.22
             FRANKLIN TEMPLETON VIP TRUST
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99; 10/95)(e)                            -22.18       3.86      -22.18      18.94         --      18.83
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(e)                              3.38       6.12        3.38         --         --       8.72
PINT1         Templeton International Securities Fund -
              Class 2 (11/99; 5/92)(f)                             -10.93      -1.70      -10.93      10.61         --      11.22
             GALAXY VIP
PGAA1         Asset Allocation Fund (10/00; 2/93)                      --     -11.60(c)    -6.76       9.38         --       9.57
PCHY1         Columbia High Yield Fund II (10/00; 3/98)                --      -5.84(c)    -5.42         --         --       0.75
PEQU1         Equity Fund (10/00; 1/93)                                --     -12.16(c)   -10.49      16.59         --      14.12
PGGI1         Growth and Income Fund (10/00; 3/98)                     --      -4.09(c)    -3.72         --         --       1.77
PHQB1         High Quality Bond Fund (10/00; 1/93)                     --      -4.58(c)     3.19       3.34         --       4.63
PSCG1         Small Company Growth Fund (10/00; 4/98)                  --     -12.66(c)   -17.30         --         --       7.81
             JANUS ASPEN SERIES
PJAG1         Aggressive Growth Portfolio:
              Service Shares (10/00; 9/93)(g)                          --     -30.58(c)   -37.62      17.46         --      20.21
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(g)                          --     -32.70(c)       --         --         --     -39.72(d)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(g)        --     -20.09(c)   -22.10      15.74         --      15.21
             MFS(R)
PSGI1         Investors Trust Series - Service Class
              (previously MFS - Growth with Income Series)
              (10/00; 10/95)(h)                                        --      -8.29(c)    -9.01      13.53         --      14.35
PSND1         New Discovery Series - Service Class (5/00; 5/98)(h)     --      -6.90(c)   -10.66         --         --      19.01
PSTR1         Total Return Series - Service Class (5/00; 1/95)(h)      --       2.99(c)     5.97      10.72         --      13.24
PSUT1         Utilities Series - Service Class (10/00; 1/95)(h)        --      -7.50(c)    -2.31      18.45         --      20.78

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000 (continued)
                                                                    Performance of the
                                                                        subaccount             Performance of the fund(a)
                                                                                Since                                       Since
Subaccount   Investing In:                                         1 Year  Commencement  1 Year     5 Years  10 Years  Commencement
             PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(b),(i)                  -1.56%     -3.43%      -1.56%     11.27%     12.65%     12.60%
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(i)                     -17.45       2.37      -17.45         --         --      15.92
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(i)                     -12.47       9.79      -12.47         --         --      18.37

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(g) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(h) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000


                                                                    Performance of the
                                                                        subaccount              Performance of the fund(a)
                                                                                Since                                       Since
Subaccount  Investing In:                                          1 Year   Commencement   1 Year    5 Years  10 Years  Commencement
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(b)                 4.11%      4.06%        4.11%      3.45%      2.96%     4.77%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)          -2.45      -0.01        -2.45         --         --      1.31
PEMK1         Emerging Markets Fund (10/00; 5/00)                      --      -6.62(c)        --         --         --    -27.56(d)
PEXI1         Extra Income Fund (11/99; 5/96)                      -10.95      -7.63       -10.95         --         --      0.44
PMGD1         Managed Fund (11/99; 4/86)                            -3.96       2.46        -3.96      10.84      11.07      9.95
PNDM1         New Dimensions Fund(R) (11/99; 5/96)                 -10.65       1.56       -10.65         --         --     15.84
PSPF1         S&P 500 Index Fund (10/00; 5/00)                         --      -5.95(c)        --         --         --    -10.98(d)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                 2.42       9.67         2.42         --         --     11.82
            AIM V.I.
PCAP1         Capital Appreciation Fund (11/99; 5/93)              -12.54       5.77       -12.54      13.59         --     15.47
PVAL1         Value Fund (11/99; 5/93)                             -16.40      -6.72       -16.40      14.00         --     15.42
            FIDELITY VIP
PBAL1         III Balanced Portfolio (Service Class)
              (11/99; 1/95)                                         -6.04      -3.68        -6.04       7.70         --      8.42
PGRI1         III Growth & Income Portfolio
              (Service Class) (11/99; 12/96)                        -5.35      -2.39        -5.35         --         --     12.79
PMDC1         III Mid Cap Portfolio (Service Class)
              (11/99; 12/98)                                        31.56      48.38        31.56         --         --     40.70
            FRANKLIN TEMPLETON VIP TRUST
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99; 11/95)(e)                            -16.28      10.77       -16.28      19.44         --     19.21
PMSS1         Mutual Shares Securities Fund - Class 2
              (11/99; 11/96)(e)                                     11.38      13.02        11.38         --         --      9.64
PINT1         Templeton International Securities Fund -
              Class 2 (11/99; 5/92)(f)                              -4.05       4.97        -4.05      11.27         --     11.22
            GALAXY VIP
PGAA1         Asset Allocation Fund (10/00; 2/93)                      --      -4.78(c)      0.48      10.07         --      9.57
PCHY1         Columbia High Yield Fund II (10/00; 3/98)                --       1.47(c)      1.93         --         --      3.10
PEQU1         Equity Fund (10/00; 1/93)                                --      -5.39(c)     -3.57      17.13         --     14.12
PGGI1         Growth and Income Fund (10/00; 3/98)                     --       3.38(c)      3.78         --         --      4.12
PHQB1         High Quality Bond Fund (10/00; 1/93)                     --       2.85(c)     11.19       4.21         --      4.63
PSCG1         Small Company Growth Fund (10/00; 4/98)                  --      -5.94(c)    -10.97         --         --     10.04
            JANUS ASPEN SERIES
PJAG1         Aggressive Growth Portfolio:
              Service Shares (10/00; 9/93)(g)                          --    - 25.41(c)    -33.07      17.98         --     20.21
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(g)                          --    - 27.72(c)        --         --         --    -35.34(d)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(g)        --    - 14.01(c)    -16.19      16.30         --     15.21
            MFS(R)
PSGI1         Investors Trust Series - Service Class
              (previously MFS - Growth with Income Series)
              (10/00; 10/95)(h)                                        --      -1.19(c)     -1.96      14.12         --     14.78
PSND1         New Discovery Series - Service Class (5/00; 5/98)(h)     --       0.33(c)     -3.76         --         --     20.94
PSTR1         Total Return Series - Service Class (5/00; 1/95)(h)      --      10.99(c)     13.97      11.38         --     13.60
PSUT1         Utilities Series - Service Class (10/00; 1/95)(h)        --      -0.33(c)      5.31      18.96         --     21.03

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000 (continued)

                                                                    Performance of the
                                                                        subaccount               Performance of the fund(a)
                                                                                Since                                       Since
Subaccount  Investing In:                                          1 Year   Commencement   1 Year    5 Years  10 Years  Commencement
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(b),(i)                   6.13%      3.10%        6.13%     11.92%     12.65%     12.60%
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(i)                     -11.14       9.30       -11.14         --         --      16.87
PVIS1         Putnam VT Vista Fund -
              Class IB Shares(11/99; 1/97)(i)                       -5.73      16.65        -5.73         --         --      19.27

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, and a 0.40% Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(g) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(h) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option B For Periods Ending Dec. 31, 2000
                                                                    Performance of the
                                                                        subaccount               Performance of the fund(a)
                                                                                Since                                       Since
Subaccount  Investing In:                                          1 Year   Commencement   1 Year    5 Years  10 Years  Commencement
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(b)                -3.05%     -2.18%       -3.05%      2.98%      3.36%     5.17%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)          -9.09      -6.02        -9.09         --         --     -3.99
PEMK1         Emerging Markets Fund (10/00; 5/00)                      --     -12.92(c)        --         --         --    -32.24(d)
PEXI1         Extra Income Fund (11/99; 5/96)                      -16.91     -13.15       -16.91         --         --     -0.14
PMGD1         Managed Fund (11/99; 4/86)                           -10.48      -3.68       -10.48      10.58      11.47     10.35
PNDM1         New Dimensions Fund(R) (11/99; 5/96)                 -16.63      -4.52       -16.63         --         --     15.62
PSPF1         S&P 500 Index Fund (10/00; 5/00)                         --     -12.31(c)        --         --         --    -16.96(d)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                -4.60       3.14        -4.60         --         --      6.20
            AIM V.I.
PCAP1         Capital Appreciation Fund (11/99; 5/93)              -18.37      -0.59       -18.37      13.40         --     15.87
PVAL1         Value Fund (11/99; 5/93)                             -21.92     -12.28       -21.92      13.81         --     15.82
            FIDELITY VIP
PBAL1         III Balanced Portfolio (Service Class)
              (11/99; 1/95)                                        -12.39      -9.43       -12.39       7.36         --      8.38
PGRI1         III Growth & Income Portfolio
              (Service Class) (11/99; 12/96)                       -11.76      -8.22       -11.76         --         --     12.32
PMDC1         III Mid Cap Portfolio (Service Class)
              (11/99; 12/98)                                        23.96      42.12        23.96         --         --     38.62
            FRANKLIN TEMPLETON VIP TRUST
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99; 10/95)(e)                            -21.81       4.25       -21.81      19.35         --     19.24
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(e)                              3.78       6.49         3.78         --         --      9.13
PINT1         Templeton International Securities Fund -
              Class 2 (11/99; 5/92)(f)                             -10.56      -1.35       -10.56      11.02         --     11.62
            GALAXY VIP
PGAA1         Asset Allocation Fund (10/00; 2/93)                      --     -11.22(c)     -6.39       9.79         --      9.97
PCHY1         Columbia High Yield Fund II (10/00; 3/98)                --      -5.36(c)     -5.06         --         --      1.14
PEQU1         Equity Fund (10/00; 1/93)                                --     -11.79(c)    -10.12      17.00         --     14.52
PGGI1         Growth and Income Fund (10/00; 3/98)                     --      -3.82(c)     -3.35         --         --      2.19
PHQB1         High Quality Bond Fund (10/00; 1/93)                     --      -4.12(c)      3.59       3.76         --      5.03
PSCG1         Small Company Growth Fund (10/00; 4/98)                  --     -12.30(c)    -16.93         --         --      8.22
            JANUS ASPEN SERIES
PJAG1         Aggressive Growth Portfolio:
              Service Shares (10/00; 9/93)(g)                          --     -29.05(c)    -37.26      17.87         --     20.61
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(g)                          --     -31.28(c)        --         --         --    -39.35(d)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(g)        --     -19.70(c)    -21.73      16.15         --     15.61
            MFS(R)
PSGI1         Investors Trust Series - Service Class
              (previously MFS, Growth with Income Series)
              (10/00; 10/95)(h)                                        --      -7.93(c)     -8.64      13.94         --     14.76
PSND1         New Discovery Series - Service Class (5/00; 5/98)(h)     --      -0.73(c)    -10.30         --         --     19.42
PSTR1         Total Return Series - Service Class (5/00; 1/95)(h)      --      -1.61(c)      6.37      11.13         --     13.65
PSUT1         Utilities Series - Service Class (10/00; 1/95)(h)        --      -7.11(c)     -1.95      18.86         --     21.18

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option B For Periods Ending Dec. 31, 2000 (continued)

                                                                    Performance of the
                                                                        subaccount              Performance of the fund(a)
                                                                                Since                                       Since
Subaccount  Investing In:                                          1 Year   Commencement   1 Year    5 Years  10 Years  Commencement
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(b),(i)                  -1.19%     -3.09%       -1.19%     11.68%     13.05%     13.00%
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(i)                     -17.08       2.74       -17.08         --         --      16.33
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(i)                     -12.10      10.15       -12.10         --         --      18.78

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(g) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(h) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B For Periods Ending Dec. 31, 2000

                                                                    Performance of the
                                                                        subaccount               Performance of the fund(a)
                                                                                Since                                       Since
Subaccount  Investing In:                                          1 Year  Commencement    1 Year    5 Years  10 Years  Commencement
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(b)                 4.51%      4.45%        4.51%      3.85%      3.36%     5.17%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)          -2.05       0.39        -2.05         --         --      1.71
PEMK1         Emerging Markets Fund (10/00; 5/00)                      --      -6.22(c)        --         --         --    -27.16(d)
PEXI1         Extra Income Fund (11/99; 5/96)                      -10.55      -7.26       -10.55         --         --      0.84
PMGD1         Managed Fund (11/99; 4/86)                            -3.56       2.86        -3.56      11.24      11.47     10.35
PNDM1         New Dimensions Fund(R) (11/99; 5/96)                 -10.25       1.96       -10.25         --         --     16.24
PSPF1         S&P 500 Index Fund (10/00; 5/00)                         --      -5.55 (c)       --         --         --    -10.58(d)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                 2.82      11.39         2.82         --         --     12.22
            AIM V.I.                                                                                      --
PCAP1         Capital Appreciation Fund (11/99; 5/93)              -12.14       6.17       -12.14      13.99         --     15.87
PVAL1         Value Fund (11/99; 5/93)                             -15.77      -6.32       -15.77      14.40         --     15.82
            FIDELITY VIP
PBAL1         III Balanced Portfolio (Service Class)
              (11/99; 1/95)                                         -5.64      -3.28        -5.64       8.10         --      8.82
PGRI1         III Growth & Income Portfolio
              (Service Class) (11/99; 12/96)                        -4.95      -1.99        -4.95         --         --     13.19
PMDC1         III Mid Cap Portfolio (Service Class)
              (11/99; 12/98)                                        31.96      48.78        31.96         --         --     41.10
            FRANKLIN TEMPLETON VIP TRUST
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99; 11/95)(e)                            -15.88      11.20       -15.88      19.84         --     19.61
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(e)                             11.78      13.42        11.78         --         --     10.04
PINT1         Templeton International Securities Fund -
              Class 2 (11/99; 5/92)(f)                              -3.65       5.37        -3.65      11.67         --     11.62
            GALAXY VIP
PGAA1         Asset Allocation Fund (10/00; 2/93)                      --      -4.38(c)      0.88      10.47         --      9.97
PCHY1         Columbia High Yield Fund II (10/00; 3/98)                --       2.00(c)      2.33         --         --      3.50
PEQU1         Equity Fund (10/00; 1/93)                                --      -4.99(c)     -3.17      17.53         --     14.52
PGGI1         Growth and Income Fund (10/00; 3/98)                     --       3.67(c)      4.18         --         --      4.52
PHQB1         High Quality Bond Fund (10/00; 1/93)                     --       3.35(c)     11.59       4.61         --      5.03
PSCG1         Small Company Growth Fund (10/00; 4/98)                  --      -5.54(c)    -10.57         --         --     10.44
            JANUS ASPEN SERIES
PJAG1         Aggressive Growth Portfolio:
              Service Shares (10/00; 9/93)(g)                          --     -23.75(c)    -32.67      18.38         --     20.61
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(g)                          --     -26.18(c)        --         --         --    -34.94(d)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(g)        --     -13.58(c)    -15.79      16.70         --     15.61
            MFS(R)
PSGI1         Investors Trust Series - Service Class (previously
              MFS, Growth with Income Series) (10/00; 10/95)(h)        --      -0.79(c)     -1.56      14.52         --     15.18
PSND1         New Discovery Series - Service Class (5/00; 5/98)(h)     --       0.73(c)     -3.36         --         --     21.34
PSTR1         Total Return Series - Service Class (5/00; 1/95)(h)      --      11.39(c)     14.37      11.78         --     14.00
PSUT1         Utilities Series - Service Class (10/00; 1/95)(h)        --       0.07(c)      5.71      19.36         --     21.43


American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B For Periods Ending Dec. 31, 2000 (continued)


                                                                    Performance of the
                                                                      subaccount                  Performance of the fund(a)
                                                                                Since                                       Since
Subaccount  Investing In:                                          1 Year   Commencement   1 Year    5 Years  10 Years  Commencement
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(b),(i)                   6.53%      3.50%        6.53%     12.32%     13.05%     13.00%
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(i)                     -10.74       9.70       -10.74         --         --      17.27
PVIS1         Putnam VT Vista Fund -
              Class IB Shares(11/99; 1/97)(i)                       -5.33      17.05        -5.33         --         --      19.67



(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(g) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(h) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option A and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000

                                                                     Performance of the
                                                                        subaccount             Performance of the fund(a)
                                                                                Since                                       Since
Subaccount    Investing In:                                        1 Year   Commencement  1 Year     5 Years  10 Years  Commencement
              AXP(R) VARIABLE PORTFOLIO -
PCMG2           Cash Management Fund (11/99; 10/81)(b)              -3.44%     -2.57%      -3.44%      2.64%      3.05%      4.87%
PDEI2           Diversified Equity Income Fund (11/99; 9/99)        -9.37      -6.68       -9.37         --         --      -4.27
PEMK2           Emerging Markets Fund (10/00; 5/00)                    --     -13.28(c)       --         --         --     -32.47(d)
PEXI2           Extra Income Fund (11/99; 5/96)                    -17.04     -13.25      -17.04         --         --      -0.41
PMGD2           Managed Fund (11/99; 4/86)                         -10.72      -4.65      -10.72      10.29      11.19      10.06
PNDM2           New Dimensions Fund(R) (11/99; 5/96)               -16.89      -6.30      -16.89         --         --      15.33
PSPF2           S&P 500 Index Fund (10/00; 5/00)                       --     -12.66(c)       --         --         --     -17.33(d)
PSCA2           Small Cap Advantage Fund (11/99; 9/99)              -4.84       3.43       -4.84         --         --       5.88
              AIM V.I.
PCAP2           Capital Appreciation Fund (11/99; 5/93)            -18.55      -2.42      -18.55      13.10         --      15.58
PVAL2           Value Fund (11/99; 5/93)                           -21.96     -14.06      -21.96      13.52         --      15.53
              FIDELITY VIP
PBAL2           III Balanced Portfolio (Service Class)
                (11/99; 1/95)                                      -12.62     -10.25      -12.62       7.06         --       8.09
PGRI2           III Growth & Income Portfolio
                (Service Class) (11/99; 12/96)                     -11.99      -9.25      -11.99         --         --      12.04
PMDC2           III Mid Cap Portfolio (Service Class)
                (11/99; 12/98)                                      23.77      40.47       23.77         --         --      38.38
              FRANKLIN TEMPLETON VIP TRUST
PSMC2           Franklin Small Cap Fund -
                Class 2 (11/99; 11/95)(e)                          -22.06       1.73      -22.06      19.07         --      18.96
PMSS2           Mutual Shares Securities Fund -
                Class 2 (11/99; 11/96)(e)                            3.55       6.46        3.55         --         --       8.84
PINT2           Templeton International Securities Fund -
                Class 2 (11/99; 5/92)(f)                           -10.79      -2.62      -10.79      10.73         --      11.33
              GALAXY VIP
PGAA2           Asset Allocation Fund (10/00; 2/93)                    --     -11.59(c)    -6.67       9.49         --       9.68
PCHY2           Columbia High Yield Fund II (10/00; 3/98)              --      -5.83(c)    -5.33         --         --       0.85
PEQU2           Equity Fund (10/00; 1/93)                              --     -12.14(c)   -10.40      16.71         --      14.24
PGGI2           Growth and Income Fund (10/00; 3/98)                   --      -4.08(c)    -3.63         --         --       1.88
PHQB2           High Quality Bond Fund (10/00; 1/93)                   --      -4.56(c)     3.31       3.45         --       4.74
PSCG2           Small Company Growth Fund (10/00; 4/98)                --     -12.65(c)   -17.21         --         --       7.93
              JANUS ASPEN SERIES
PJAG2           Aggressive Growth Portfolio:
                Service Shares (10/00; 9/93)(g)                        --     -30.56(c)   -37.56      17.58         --      20.33
PJGT2           Global Technology Portfolio:
                Service Shares (10/00; 1/00)(g)                        --     -32.69(c)       --         --         --     -39.66(d)
PJGP2           Growth Portfolio: Service
                Shares (10/00; 9/93)(g)                                --     -20.08(c)   -22.02      15.86         --      15.32
              MFS(R)
PSGI2           Investors Trust Series - Service Class
                (previously MFS - Growth with Income Series)
                (10/00; 10/95)(h)                                      --      -8.28(c)    -8.92      13.65         --      14.47
PSND2           New Discovery Series -
                Service Class (10/00; 5/98)(h)                         --     -14.14(c)   -10.57         --         --      19.13
PSTR2           Total Return Series - Service Class (10/00; 1/95)(h)   --      -1.96(c)     6.09      10.84         --      13.36
PSUT2           Utilities Series - Service Class (10/00; 1/95)(h)      --      -7.49(c)    -2.22      18.57         --      20.89

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option A and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000 (continued)

                                                                     Performance of the
                                                                         subaccount             Performance of the fund(a)
                                                                                Since                                       Since
Subaccount    Investing In:                                        1 Year   Commencement   1 Year    5 Years  10 Years  Commencement
              PUTNAM VARIABLE TRUST
PGIN2           Putnam VT Growth and Income Fund -
                Class IB Shares (11/99; 2/88)(b),(i)                -1.43%     -3.22%      -1.43%     11.39%     12.76%     12.71%
PIGR2           Putnam VT International Growth Fund -
                Class IB Shares (11/99; 1/97)(i)                   -17.34      -0.29      -17.34         --         --      16.04
PVIS2           Putnam VT Vista Fund -
                Class IB Shares (11/99; 1/97)(i)                   -12.36       7.45      -12.36         --         --      18.49

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(g) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(h) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000

                                                                     Performance of the
                                                                        subaccount              Performance of the fund(a)
                                                                                Since                                       Since
Subaccount    Investing In:                                        1 Year   Commencement   1 Year    5 Years  10 Years  Commencement
              AXP(R) VARIABLE PORTFOLIO -
PCMG2           Cash Management Fund (11/99; 10/81)(b)               4.09%      4.03%       4.09%      3.52%      3.05%      4.87%
PDEI2           Diversified Equity Income Fund (11/99; 9/99)        -2.35      -0.32       -2.35         --         --       1.41
PEMK2           Emerging Markets Fund (10/00; 5/00)                    --      -6.60(c)       --         --         --     -27.46(d)
PEXI2           Extra Income Fund (11/99; 5/96)                    -10.70      -7.37      -10.70         --         --       0.56
PMGD2           Managed Fund (11/99; 4/86)                          -3.82       1.83       -3.82      10.96      11.19      10.06
PNDM2           New Dimensions Fund(R) (11/99; 5/96)               -10.53       0.06      -10.53         --         --      15.96
PSPF2           S&P 500 Index Fund (10/00; 5/00)                       --      -5.94(c)       --         --         --     -11.01(d)
PSCA2           Small Cap Advantage Fund (11/99; 9/99)               2.57      10.38        2.57         --         --      11.90
              AIM V.I.
PCAP2           Capital Appreciation Fund (11/99; 5/93)            -12.34       4.21      -12.34      13.70         --      15.58
PVAL2           Value Fund (11/99; 5/93)                           -16.04      -8.23      -16.04      14.11         --      15.58
              FIDELITY VIP
PBAL2           III Balanced Portfolio (Service Class)
                (11/99; 1/95)                                       -5.89      -4.17       -5.89       7.81         --       8.54
PGRI2           III Growth & Income Portfolio
                (Service Class) (11/99; 12/96)                      -5.20      -3.10       -5.20         --         --      12.91
PMDC2           III Mid Cap Portfolio (Service Class)
                (11/99; 12/98)                                      31.77      47.14       31.77         --         --      40.86
              FRANKLIN TEMPLETON VIP TRUST
PSMC2           Franklin Small Cap Fund -
                Class 2 (11/99; 11/95)(e)                          -16.15       8.67      -16.15      19.57         --      19.33
PMSS2           Mutual Shares Securities Fund -
                Class 2 (11/99; 11/96)(e)                           11.55      13.38       11.55         --         --       9.75
PINT2           Templeton International Securities Fund -
                Class 2 (11/99; 5/92)(f)                            -3.90       3.98       -3.90      11.39         --      11.33
              GALAXY VIP
PGAA2           Asset Allocation Fund (10/00; 2/93)                    --      -4.77(c)     0.57      10.18         --       9.68
PCHY2           Columbia High Yield Fund II (10/00; 3/98)              --       1.49(c)     2.03         --         --       3.20
PEQU2           Equity Fund (10/00; 1/93)                              --      -5.37(c)    -3.48      17.25         --      14.24
PGGI2           Growth and Income Fund (10/00; 3/98)                   --       3.40(c)     3.88         --         --       4.22
PHQB2           High Quality Bond Fund (10/00; 1/93)                   --       2.87(c)    11.31       4.31         --       4.74
PSCG2           Small Company Growth Fund (10/00; 4/98)                --      -5.92(c)   -10.88         --         --      10.15
              JANUS ASPEN SERIES
PJAG2           Aggressive Growth Portfolio:
                Service Shares (10/00; 9/93)(g)                        --     -25.40(c)   -33.00      18.10         --      20.33
PJGT2           Global Technology Portfolio:
                Service Shares (10/00; 1/00)(g)                        --     -27.71(c)       --         --         --     -35.28(d)
PJGP2           Growth Portfolio: Service Shares (10/00; 9/93)(g)      --     -14.00(c)   -16.11      16.41         --      15.32
              MFS(R)
PSGI2           Investors Trust Series - Service Class
                (previously MFS - Growth with Income Series)
                (10/00; 10/95)(h)                                      --      -1.17(c)    -1.87      14.24         --      14.90
PSND2           New Discovery Series - Service Class
                (10/00; 5/98)(h)                                       --      -7.54(c)    -3.67         --         --      21.06
PSTR2           Total Return Series - Service Class
                (10/00; 1/95)(h)                                       --       5.70(c)    14.09      11.49         --      13.71
PSUT2           Utilities Series - Service Class (10/00; 1/95)(h)      --      -0.31(c)     5.42      19.08         --      21.15

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000 (continued)

                                                                     Performance of the
                                                                         subaccount             Performance of the fund(a)
                                                                                Since                                       Since
Subaccount    Investing In:                                        1 Year   Commencement   1 Year    5 Years  10 Years  Commencement
              PUTNAM VARIABLE TRUST

PGIN2           Putnam VT Growth and Income Fund -
                Class IB Shares (11/99; 2/88)(b),(i)                 6.28%      3.37%       6.28%     12.03%     12.76%     12.71%
PIGR2           Putnam VT International Growth Fund -
                Class IB Shares (11/99; 1/97)(i)                   -11.02       6.50      -11.02         --         --      16.99
PVIS2           Putnam VT Vista Fund -
                Class IB Shares (11/99; 1/97)(i)                    -5.60      14.37       -5.60         --         --      19.38

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge, and a 0.40% Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(g) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(h) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option A For Periods Ending Dec. 31, 2000


                                                                    Performance of the
                                                                         subaccount             Performance of the fund(a)

                                                                                Since                                       Since
Subaccount    Investing In:                                        1 Year   Commencement   1 Year    5 Years  10 Years  Commencement
              AXP(R) VARIABLE PORTFOLIO -
PCMG2           Cash Management Fund (11/99; 10/81)(b)              -3.07%     -2.20%      -3.07%      3.05%      3.45%      5.27%
PDEI2           Diversified Equity Income Fund (11/99; 9/99)        -9.00      -6.31       -9.00         --         --      -3.89
PEMK2           Emerging Markets Fund (10/00; 5/00)                    --     -12.91(c)       --         --         --     -32.15(d)
PEXI2           Extra Income Fund (11/99; 5/96)                    -16.67     -12.88      -16.67         --         --      -0.02
PMGD2           Managed Fund (11/99; 4/86)                         -10.35      -4.28      -10.35      10.70      11.59      10.46
PNDM2           New Dimensions Fund(R) (11/99; 5/96)               -16.52      -5.92      -16.52         --         --      15.74
PSPF2           S&P 500 Index Fund (10/00; 5/00)                       --      12.29(c)       --         --         --     -16.99(d)
PSCA2           Small Cap Advantage Fund (11/99; 9/99)              -4.47       3.83       -4.47         --         --       6.29
              AIM V.I.
PCAP2           Capital Appreciation Fund (11/99; 5/93)            -18.19      -2.05      -18.19      13.51         --      15.98
PVAL2           Value Fund (11/99; 5/93)                           -21.59     -13.69      -21.59      13.93         --      15.93
              FIDELITY VIP
PBAL2           III Balanced Portfolio (Service Class)
                (11/99; 1/95)                                      -12.25      -9.88      -12.25       7.48         --       8.50
PGRI2           III Growth & Income Portfolio
                (Service Class) (11/99; 12/96)                     -11.62      -8.88      -11.62         --         --      12.45
PMDC2           III Mid Cap Portfolio (Service Class)
                (11/99; 12/98)                                      24.17      40.87       24.17         --         --      38.78
              FRANKLIN TEMPLETON VIP TRUST
PSMC2           Franklin Small Cap Fund -
                Class 2 (11/99; 11/95)(e)                          -21.69       2.11      -21.69      19.48         --      19.36
PMSS2           Mutual Shares Securities Fund -
                Class 2 (11/99; 11/96)(e)                            3.95       6.86        3.95         --         --       9.25
PINT2           Templeton International Securities Fund -
                Class 2 (11/99; 5/92)(f)                           -10.42      -2.28      -10.42      11.14         --      11.73
              GALAXY VIP
PGAA2           Asset Allocation Fund (10/00; 2/93)                    --     -11.22(c)    -6.30       9.90         --      10.08
PCHY2           Columbia High Yield Fund II (10/00; 3/98)              --      -5.34(c)    -4.96         --         --       1.24
PEQU2           Equity Fund (10/00; 1/93)                              --     -11.78(c)   -10.03      17.12         --      14.64
PGGI2           Growth and Income Fund (10/00; 3/98)                   --      -3.71(c)    -3.26         --         --       2.30
PHQB2           High Quality Bond Fund (10/00; 1/93)                   --      -4.10(c)     3.71       3.87         --       5.14
PSCG2           Small Company Growth Fund (10/00; 4/98)                --     -12.28(c)   -16.85         --         --       8.34
              JANUS ASPEN SERIES

PJAG2           Aggressive Growth Portfolio:
                Service Shares (10/00; 9/93)(g)                        --     -29.03(c)   -37.19      17.99         --      20.73

PJGT2           Global Technology Portfolio:
                Service Shares (10/00; 1/00)(g)                        --     -31.27(c)       --         --         --     -39.29(d)
PJGP2           Growth Portfolio: Service Shares (10/00; 9/93)(g)      --     -19.68(c)   -21.65      16.27         --      15.72
              MFS(R)
PSGI2           Investors Trust Series - Service Class
                (previously MFS - Growth with Income Series)
                (10/00; 10/95)(h)                                      --      -7.91(c)    -8.55      14.05         --      14.87
PSND2           New Discovery Series -
                Service Class (10/00; 5/98)(h)                         --     -13.77(c)   -10.21         --         --      19.54
PSTR2           Total Return Series - Service Class (10/00; 1/95)(h)   --      -1.59(c)     6.49      11.25         --      13.76
PSUT2           Utilities Series - Service Class (10/00; 1/95)(h)      --      -7.12(c)    -1.85      18.98         --      21.30

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option A For Periods Ending Dec. 31, 2000 (continued)

                                                                    Performance of the
                                                                        subaccount               Performance of the fund(a)

                                                                                Since                                       Since
Subaccount    Investing In:                                        1 Year   Commencement    1 Year   5 Years  10 Years  Commencement
              PUTNAM VARIABLE TRUST

PGIN2           Putnam VT Growth and Income Fund -
                Class IB Shares (11/99; 2/88)(b),(i)                -1.06%     -2.85%        -1.06%     11.80%     13.16%     13.11%

PIGR2           Putnam VT International Growth Fund -
                Class IB Shares (11/99; 1/97)(i)                   -16.97       0.08        -16.97         --         --      16.45
PVIS2           Putnam VT Vista Fund -
                Class IB Shares (11/99; 1/97)(i)                   -11.99       7.85        -11.99         --         --      18.90


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge, and applicable withdrawal charges. Premium taxes are not reflected in these total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(g) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(h) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.

(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A For Periods Ending Dec. 31, 2000


                                                                     Performance of the
                                                                         subaccount             Performance of the fund(a)

                                                                                Since                                       Since
Subaccount    Investing In:                                        1 Year   Commencement   1 Year    5 Years  10 Years  Commencement
              AXP(R) VARIABLE PORTFOLIO -
PCMG2           Cash Management Fund (11/99; 10/81)(b)               4.49%      4.43%       4.49%      3.92%      3.45%      5.27%
PDEI2           Diversified Equity Income Fund (11/99; 9/99)        -1.95       0.08       -1.95         --         --       1.81
PEMK2           Emerging Markets Fund (10/00; 5/00)                    --      -6.20(c)       --         --         --     -27.06(d)
PEXI2           Extra Income Fund (11/99; 5/96)                    -10.30      -6.97      -10.30         --         --       0.96
PMGD2           Managed Fund (11/99; 4/86)                          -3.42       2.23       -3.42      11.36      11.59      10.46
PNDM2           New Dimensions Fund(R) (11/99; 5/96)               -10.13       0.46      -10.13         --         --      16.36
PSPF2           S&P 500 Index Fund (10/00; 5/00)                       --      -5.54(c)       --         --         --     -10.61(d)
PSCA2           Small Cap Advantage Fund (11/99; 9/99)               2.97      10.78        2.97         --         --      12.30
              AIM V.I.
PCAP2           Capital Appreciation Fund (11/99; 5/93)            -11.94       4.61      -11.94      14.10         --      15.98
PVAL2           Value Fund (11/99; 5/93)                           -15.64      -7.83      -15.64      14.51         --      15.93
              FIDELITY VIP
PBAL2           III Balanced Portfolio (Service Class)
                (11/99; 1/95)                                       -5.49      -3.77       -5.49       8.21         --       8.94
PGRI2           III Growth & Income Portfolio
                (Service Class) (11/99; 12/96)                      -4.80      -2.70       -4.80         --         --      13.31
PMDC2           III Mid Cap Portfolio (Service Class)
                (11/99; 12/98)                                      32.17      47.54       32.17         --         --      41.26
              FRANKLIN TEMPLETON VIP TRUST
PSMC2           Franklin Small Cap Fund - Class 2
                (11/99; 11/95)(e)                                  -15.75       9.07      -15.75      19.97         --      19.73
PMSS2           Mutual Shares Securities Fund - Class 2
                (11/99; 11/96)(e)                                   11.95      13.78       11.95         --         --      10.15
PINT2           Templeton International Securities Fund -
                Class 2 (11/99; 5/92)(f)                            -3.50       4.38       -3.50      11.79         --      11.73
              GALAXY VIP
PGAA2           Asset Allocation Fund (10/00; 2/93)                    --      -4.37(c)     0.98      10.58         --      10.08
PCHY2           Columbia High Yield Fund II (10/00; 3/98)              --       2.02(c)     2.43         --         --       3.60
PEQU2           Equity Fund (10/00; 1/93)                              --      -4.97(c)    -3.08      17.65         --      14.64
PGGI2           Growth and Income Fund (10/00; 3/98)                   --       3.80(c)     4.28         --         --       4.62
PHQB2           High Quality Bond Fund (10/00; 1/93)                   --       3.37(c)    11.71       4.71         --       5.14
PSCG2           Small Company Growth Fund (10/00; 4/98)                --      -5.52(c)   -10.48         --         --      10.55
              JANUS ASPEN SERIES

PJAG2           Aggressive Growth Portfolio:
                Service Shares (10/00; 9/93)(g)                        --     -23.73(c)   -32.60      18.50         --      20.73

PJGT2           Global Technology Portfolio:
                Service Shares (10/00; 1/00)(g)                        --     -26.16(c)       --         --         --     -34.88(d)
PJGP2           Growth Portfolio: Service Shares (10/00; 9/93)(g)      --     -13.57(c)   -15.71      16.81         --      15.72
              MFS(R)
PSGI2           Investors Trust Series - Service Class
                (previously MFS - Growth with Income Series)
                (10/00; 10/95)(h)                                      --      -0.77(c)    -1.47      14.64         --      15.30
PSND2           New Discovery Series -
                Service Class (10/00; 5/98)(h)                         --      -7.14(c)    -3.27         --         --      21.46
PSTR2           Total Return Series - Service Class (10/00; 1/95)(h)   --       6.10(c)    14.49      11.89         --      14.11
PSUT2           Utilities Series - Service Class (10/00; 1/95)(h)      --       0.09(c)     5.82      19.48         --      21.55

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A For Periods Ending Dec. 31, 2000 (continued)


                                                                    Performance of the
                                                                        subaccount             Performance of the fund(a)

                                                                                Since                                       Since
Subaccount    Investing In:                                        1 Year   Commencement  1 Year    5 Years    10 Years Commencement
              PUTNAM VARIABLE TRUST

PGIN2           Putnam VT Growth and Income Fund -
                Class IB Shares (11/99; 2/88)(b),(i)                 6.68%      3.77%       6.68%     12.43%     13.16%     13.11%

PIGR2           Putnam VT International Growth Fund -
                Class IB Shares (11/99; 1/97)(i)                   -10.62       6.90      -10.62         --         --      17.39
PVIS2           Putnam VT Vista Fund -
                Class IB Shares (11/99; 1/97)(i)                    -5.20      14.77       -5.20         --         --      19.78



(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.


(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(g) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(h) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.

(i) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                            ERV - P
                            ------
                               P

where:             P =   a hypothetical initial payment of $1,000
                 ERV =   Ending Redeemable Value of a hypothetical $1,000
                         payment made at the beginning of the period at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, all total return figures reflect the deduction of all other applicable charges (except premium taxes) including the contract administrative charge, the variable account administrative charge, the mortality and expense risk fee, the Benefit Protector(SM) Death Benefit Rider fee and the Benefit Protector(SM) Plus Death Benefit Rider fee.

CALCULATION OF YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND Annualized Simple Yield:
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:

o  the effect of any applicable withdrawal charge, or
o  any realized or unrealized gains or losses.

Annualized Compound Yield:
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

     Compound Yield = [(Base Period Return + 1)to the power of (365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000
Subaccount  Investing In:                                               Simple Yield     Compound Yield
PCMG1       AXP(R) Variable Portfolio - Cash Management Fund                  4.70%             4.81%
PCMG2       AXP(R) Variable Portfolio - Cash Management Fund                  4.58              4.68

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

ANNUALIZED YIELD FOR SUBACCOUNTS INVESTING IN INCOME FUNDS
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

             YIELD = 2[(a - b + 1)to the power of (6) - 1]
                        -----
                         cd

where:            a =   dividends and investment income earned during the period
                  b =   expenses accrued for the period (net of reimbursements)
                  c =   the average daily number of accumulation units
                        outstanding during the period that were entitled to receive dividends
                  d =   the maximum offering price per accumulation unit on the
                        last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yields Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount   Investing in:                                            Yield
PEXI1        AXP(R) Variable Portfolio - Extra Income Fund            10.30%
PEXI2        AXP(R) Variable Portfolio - Extra Income Fund            10.34

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World
     Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by
o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and
o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

American Express(R) Galaxy Premier Variable Annuity
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

Rating Agency                                     Rating
A.M. Best                                      A+ (Superior)

Fitch                                          AA
Moody's                                        Aa3 (Excellent)

A.M. Best's superior rating (second of 16 categories) reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Fitch's (formerly Duff & Phelps) third highest rating (of 24 categories) reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating (fourth of 21 categories) reflects our leadership position in financial planning, strong asset, liability management and good capitalization.


Principal Underwriter

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $662,606, and 479,554 respectively.

Commissions paid by American Enterprise Life for the last year aggregated total $32,468,381, and 5,924,368 respectively.

The contract is new as of 2000 and therefore, we do not have three years of history for withdrawal charges received or commissions paid.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Enterprise Variable Annuity Account - American Express(R)Galaxy Premier Variable Annuity

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier (comprised of subaccounts PCMG1, PCMG2, PDEI1, PDEI2, PEMK1, PEMK2, PEXI1, PEXI2, PMGD1, PMGD2, PNDM1, PNDM2, PSPF1, PSPF2, PSCA1, PSCA2, PCAP1, PCAP2, PVAL1, PVAL2, PBAL1, PBAL2, PGRI1, PGRI2, PMDC1, PMDC2, PSMC1, PSMC2, PMSS1, PMSS2, PINT1, PINT2, PGAA1, PGAA2, PCHY1, PCHY2, PEQU1, PEQU2, PGGI1, PGGI2, PHQB1, PHQB2, PSCG1, PSCG2, PJAG1, PJAG2, PJGT1, PJGT2, PJGP1, PJGP2, PSGI1, PSGI2, PSND1, PSND2, PSTR1, PSTR2, PSUT1, PSUT2, PGIN1, PGIN2, PIGR1, PIGR2, PVIS1 and PVIS2) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.




/s/Ernst & Young LLP
--------------------
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


American Enterprise Variable Annuity Account - American Express(R) Galaxy
Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                             ------------------------------------------------------------------------------------
Assets                                       PCMG1        PCMG2           PDEI1              PDEI2         PEMK1            PEMK2
Investments in shares of
mutual funds and portfolios:
  at cost                                    $ 367         $ 271        $ 235,608             $ 260        $ 120            $ 120
                                             -----         -----        ---------             -----        -----            -----
  at market value                            $ 364         $ 270        $ 244,060             $ 260        $ 112            $ 112
Dividends receivable                             2             1               --                --           --               --
Accounts receivable from
American Enterprise Life for
contract purchase payments                      --            --               --                --           --               --
Receivable from mutual funds
and portfolios for
share redemptions                               --            --               --                --           --               --
                                              ----          ----           ------              ----          ---             ----
Total assets                                   366           271          244,060               260          112              112
                                               ===           ===          =======               ===          ===              ===


Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                --            --              176                --           --               --
  Issue and administrative expense charge       --            --               24                --           --               --
  Contract terminations                         --            --               --                --           --               --
Payable to mutual funds and portfolios
for investments purchased                       --            --               --                --           --               --
                                              ----          ----             ----              ----          ---             ----
Total liabilities                               --            --              200                --           --               --
                                              ----          ----              ---              ----          ---             ----
Net assets applicable to contracts
in accumulation period                         366           271          243,860               260          112              112
Net assets applicable to contracts
in payment period                               --            --               --                --           --               --
                                            ======        ======           ======            ======       ======           ======
Total net assets                             $ 366         $ 271        $ 243,860             $ 260        $ 112            $ 112
                                             =====         =====        =========             =====        =====            =====
Accumulation units outstanding                 350           259          244,084               260          122              122
                                               ===           ===          =======               ===          ===              ===
Net asset value per accumulation unit       $ 1.05        $ 1.05           $ 1.00            $ 1.00       $ 0.92           $ 0.92
                                            ======        ======           ======            ======       ======           ======


See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                         Segregated Asset Subaccounts
                                            ------------------------------------------------------------------------------------
Assets                                       PEXI1         PEXI2           PMGD1        PMGD2          PNDM1             PNDM2
Investments in shares of mutual
funds and portfolios:
  at cost                                  $ 283,458       $ 283          $ 5,942      $ 1,321      $ 2,411,885         $ 10,978
                                           ---------       -----          -------      -------      -----------         --------
  at market value                          $ 255,081       $ 235          $ 5,536      $ 1,307      $ 2,070,776          $ 9,730
Dividends receivable                           2,143           2               --           --               --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                 --          --               --           --              545               --
Receivable from mutual funds and
portfolios for share redemptions                  --          --               --           --               --               --
                                                 ---        ----             ----         ----           ------              ---
Total assets                                 257,224         237            5,536        1,307        2,071,321            9,730
                                             =======         ===            =====        =====        =========            =====


Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                 221          --                5           --            1,643                8
  Issue and administrative expense charge         30          --                1           --              224                1
  Contract terminations                           --          --               --           --               --               --
Payable to mutual funds and portfolios
for investments purchased                         --          --               --           --               --               --
                                                ----        ----             ----         ----           ------              ---
Total liabilities                                251          --                6           --            1,867                9
                                                 ---        ----                -         ----            -----                -
Net assets applicable to contracts
in accumulation period                       256,973         237            5,530        1,307        2,002,615            9,721
Net assets applicable to contracts
in payment period                                 --          --               --           --           66,839               --
                                              ======      ======           ======       ======           ======           ======
Total net assets                           $ 256,973       $ 237          $ 5,530      $ 1,307      $ 2,069,454          $ 9,721
                                           =========       =====          =======      =======      ===========          =======
Accumulation units outstanding               278,460         258            5,329        1,259        1,936,840            9,391
                                             =======         ===            =====        =====        =========            =====
Net asset value per accumulation unit         $ 0.92      $ 0.92           $ 1.04       $ 1.04           $ 1.03           $ 1.04
                                              ======      ======           ======       ======           ======           ======


See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                            ------------------------------------------------------------------------------------
Assets                                        PSPF1      PSPF2           PSCA1          PSCA2         PCAP1             PCAP2
Investments in shares of mutual
funds and portfolios:
  at cost                                    $ 121       $ 121        $ 101,338         $ 265      $ 1,457,808         $ 37,180
                                             -----       -----        ---------         -----      -----------         --------
  at market value                            $ 113       $ 113         $ 97,042         $ 290      $ 1,226,210         $ 31,795
Dividends receivable                            --          --               --            --               --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                               --          --               --            --            2,857               --
Receivable from mutual funds and
portfolios for share redemptions                --          --               --            --            1,066               38
                                              ----         ---             ----           ---            -----              ---
Total assets                                   113         113           97,042           290        1,230,133           31,833
                                               ===         ===           ======           ===        =========           ======

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                --          --               78            --              938               33
  Issue and administrative expense charge       --          --               11            --              128                5
  Contract terminations                         --          --               --            --               --               --
Payable to mutual funds and portfolios
for investments purchased                       --          --               --            --            1,550               --
                                               ---         ---             ----           ---            -----             ----
Total liabilities                               --          --               89            --            2,616               38
                                               ---         ---             ----           ---            -----             ----
Net assets applicable to contracts
in accumulation period                         113         113           96,953           290        1,227,517           31,795
Net assets applicable to contracts
in payment period                               --          --               --            --               --               --
                                            ======      ======           ======        ======           ======           ======
Total net assets                             $ 113       $ 113         $ 96,953         $ 290      $ 1,227,517         $ 31,795
                                             =====       =====         ========         =====      ===========         ========
Accumulation units outstanding                 120         120           84,733           253        1,103,466           28,576
                                               ===         ===           ======           ===        =========           ======
Net asset value per accumulation unit       $ 0.94      $ 0.94           $ 1.14        $ 1.15           $ 1.11           $ 1.11
                                            ======      ======           ======        ======           ======           ======


See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy
Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                         Segregated Asset Subaccounts
                                           -------------------------------------------------------------------------------------
Assets                                         PVAL1      PVAL2             PBAL1       PBAL2             PGRI1            PGRI2
Investments in shares of mutual
funds and portfolios:
  at cost                                  $ 5,117,533     $ 276         $ 66,911        $ 203         $ 85,601          $ 2,705
                                           -----------     -----         --------        -----         --------          -------
  at market value                          $ 4,432,748     $ 241         $ 63,581        $ 187         $ 83,031          $ 2,646
Dividends receivable                                --        --               --           --               --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                   --       822               --           --               --               --
Receivable from mutual funds and
portfolios for share redemptions                80,278        --               63           --               82               13
                                                ------      ----               --         ----               --               --
Total assets                                 4,513,026     1,063           63,644          187           83,113            2,659
                                             =========     =====           ======          ===           ======            =====

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                 3,673        --               55           --               72               11
  Issue and administrative expense charge          501        --                8           --               10                2
  Contract terminations                         27,350        --               --           --               --               --
Payable to mutual funds and portfolios
for investments purchased                           --       822               --           --               --               --
                                                  ----      ----           -------        ----           ------              ---
Total liabilities                               31,524       822               63           --               82               13
                                                ------       ---               --         ----               --               --
Net assets applicable to contracts
in accumulation period                       4,481,502       241           63,581          187           83,031            2,646
Net assets applicable to contracts
in payment period                                   --        --               --           --               --               --
                                                ======    ======           ======       ======           ======           ======
Total net assets                           $ 4,481,502     $ 241         $ 63,581        $ 187         $ 83,031          $ 2,646
                                           ===========     =====         ========        =====         ========          =======
Accumulation units outstanding               4,768,669       257           66,212          195           85,110            2,710
                                             =========       ===           ======          ===           ======            =====
Net asset value per accumulation unit           $ 0.94    $ 0.94           $ 0.96       $ 0.96           $ 0.98           $ 0.98
                                                ======    ======           ======       ======           ======           ======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                        Segregated Asset Subaccounts
                                          --------------------------------------------------------------------------------------
Assets                                      PMDC1       PMDC2             PSMC1            PSMC2        PMSS1            PMSS2
Investments in shares of mutual
funds and portfolios:
  at cost                                 $ 320,695     $ 17,656      $ 1,213,455          $ 28,468       $ 363          $ 5,195
                                          ---------     --------      -----------          --------       -----          -------
  at market value                         $ 333,487     $ 18,396      $ 1,039,764          $ 23,956       $ 402          $ 5,754
Dividends receivable                          1,048           64               --                --          --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                            31,922           --           19,192             1,262          --               --
Receivable from mutual funds
and portfolios for share
redemptions                                     266           17              938                22          --                5
                                                ---           --              ---                --        ----                -
Total assets                                366,723       18,477        1,059,894            25,240         402            5,759
                                            =======       ======        =========            ======         ===            =====

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                234           15              825                19          --                4
  Issue and administrative expense charge        32            2              113                 3          --                1
  Contract terminations                          --           --               --                --          --               --
Payable to mutual funds and portfolios
for investments purchased                    31,048           64           11,722                --          --               --
                                             ------           --           ------              ----        ----             ----
Total liabilities                            31,314           81           12,660                22          --                5
                                             ------           --           ------                --        ----                -
Net assets applicable to contracts
in accumulation period                      335,409       18,396        1,031,817            25,218         402            5,754
Net assets applicable to contracts
in payment period                                --           --           15,417                --          --               --
                                              ======      ======           ======            ======      ======           ======
Total net assets                          $ 335,409     $ 18,396      $ 1,047,234          $ 25,218       $ 402          $ 5,754
                                          =========     ========      ===========          ========       =====          =======
Accumulation units outstanding              205,506       11,257          854,767            20,864         347            4,978
                                            =======       ======          =======            ======         ===            =====
Net asset value per accumulation unit        $ 1.63       $ 1.63           $ 1.21            $ 1.21      $ 1.16           $ 1.16
                                             ======       ======           ======            ======      ======           ======

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                          --------------------------------------------------------------------------------------
Assets                                      PINT1        PINT2              PGAA1        PGAA2            PCHY1            PCHY2
Investments in shares of
mutual funds and portfolios:
  at cost                                 $ 17,918      $ 13,218            $ 123        $ 123            $ 121            $ 121
                                          --------      --------            -----        -----            -----            -----
  at market value                         $ 17,797      $ 13,569            $ 115        $ 115            $ 122            $ 122
Dividends receivable                            --            --               --           --               --               --
Accounts receivable from
American Enterprise Life
for contract purchase payments                  --            --               --           --               --               --
Receivable from mutual funds and
portfolios for share redemptions                17            12               --           --               --               --
                                                --            --             ----         ----              ---              ---
Total assets                                17,814        13,581              115          115              122              122
                                            ======        ======              ===          ===              ===              ===

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                15            10               --           --               --               --
  Issue and administrative expense charge        2             2               --           --               --               --
  Contract terminations                         --            --               --           --               --               --
Payable to mutual funds and portfolios
for investments purchased                       --            --               --           --               --               --
                                              ----          ----              ---         ----              ---              ---
Total liabilities                               17            12               --           --               --               --
                                                --            --              ---         ----              ---              ---
Net assets applicable to contracts
in accumulation period                      17,797        13,569              115          115              122              122
Net assets applicable to contracts
in payment period                               --            --               --           --               --               --
                                            ======        ======           ======       ======           ======           ======
Total net assets                          $ 17,797      $ 13,569            $ 115        $ 115            $ 122            $ 122
                                          ========      ========            =====        =====            =====            =====
Accumulation units outstanding              16,372        12,464              120          120              120              120
                                            ======        ======              ===          ===              ===              ===
Net asset value per accumulation unit       $ 1.09        $ 1.09           $ 0.96       $ 0.96           $ 1.02           $ 1.02
                                            ======        ======           ======       ======           ======           ======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                        Segregated Asset Subaccounts
                                           -------------------------------------------------------------------------------------
Assets                                       PEQU1         PEQU2            PGGI1            PGGI2         PHQB1            PHQB2
Investments in shares of mutual
funds and portfolios:
  at cost                                  $ 12,730        $ 127            $ 121             $ 121        $ 121            $ 121
                                           --------        -----            -----             -----        -----            -----
  at market value                          $ 11,741        $ 114            $ 125             $ 124        $ 125            $ 125
Dividends receivable                             --           --               --                --           --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                --        1,354               --                --           --               --
Receivable from mutual funds and
portfolios for share redemptions                  6           --               --                --           --               --
                                                ---         ----             ----              ----         ----             ----
Total assets                                 11,747        1,468              125               124          125              125
                                             ======        =====              ===               ===          ===              ===

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                  5           --               --                --           --               --
  Issue and administrative expense charge         1           --               --                --           --               --
  Contract terminations                          --           --               --                --           --               --
Payable to mutual funds and portfolios
for investments purchased                        --           --               --                --           --               --
                                               ----         ----             ----              ----         ----             ----
Total liabilities                                 6           --               --                --           --               --
                                                  -         ----             ----              ----         ----             ----
Net assets applicable to contracts
in accumulation period                       11,741        1,468              125               124          125              125
Net assets applicable to contracts
in payment period                                --           --               --                --           --               --
                                             ======       ======           ======            ======       ======           ======
Total net assets                           $ 11,741      $ 1,468            $ 125             $ 124        $ 125            $ 125
                                           ========      =======            =====             =====        =====            =====
Accumulation units outstanding               12,313        1,545              120               119          120              120
                                             ======        =====              ===               ===          ===              ===
Net asset value per accumulation unit        $ 0.95       $ 0.95           $ 1.04            $ 1.04       $ 1.04           $ 1.04
                                             ======       ======           ======            ======       ======           ======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                        Segregated Asset Subaccounts
                                         ---------------------------------------------------------------------------------------
Assets                                       PSCG1        PSCG2            PJAG1            PJAG2         PJGT1            PJGT2
Investments in shares of mutual
funds and portfolios:
  at cost                                  $ 16,507       $ 127            $ 120             $ 120        $ 120            $ 120
                                           --------       -----            -----             -----        -----            -----
  at market value                          $ 16,223       $ 114             $ 90              $ 90         $ 87             $ 87
Dividends receivable                             --          --               --                --           --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                --          --               --                --           --               --
Receivable from mutual funds
and portfolios for share
redemptions                                       7          --               --                --           --               --
                                                  -        ----            -----              ----         ----            -----
Total assets                                 16,230         114               90                90           87               87
                                             ======         ===               ==                ==           ==               ==

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                  6          --               --                --           --               --
  Issue and administrative expense charge         1          --               --                --           --               --
  Contract terminations                          --          --               --                --           --               --
Payable to mutual funds and portfolios
for investments purchased                        --          --               --                --           --               --
                                               -----        ---            -----               ---          ---              ---
Total liabilities                                 7          --               --                --           --               --
                                                  -         ---            -----               ---          ---              ---
Net assets applicable to contracts
in accumulation period                       16,223         114               90                90           87               87
Net assets applicable to contracts
in payment period                                --          --               --                --           --               --
                                             ======      ======           ======            ======       ======           ======
Total net assets                           $ 16,223       $ 114             $ 90              $ 90         $ 87             $ 87
                                           ========       =====             ====              ====         ====             ====
Accumulation units outstanding               17,043         120              118               118          121              121
                                             ======         ===              ===               ===          ===              ===
Net asset value per accumulation unit        $ 0.95      $ 0.95           $ 0.76            $ 0.76       $ 0.72           $ 0.72
                                             ======      ======           ======            ======       ======           ======

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
                                            -----------------------------------------------------------------------------------
Assets                                       PJGP1       PJGP2             PSGI1       PSGI2             PSND1            PSND2
Investments in shares of mutual
funds and portfolios:
  at cost                                    $ 120        $ 120         $ 15,307        $ 319         $ 28,012            $ 120
                                             -----        -----         --------        -----         --------            -----
  at market value                            $ 104        $ 104         $ 15,464        $ 318         $ 30,462            $ 112
Dividends receivable                            --           --               --           --               --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                               --           --               --           --            1,921               --
Receivable from mutual funds and
portfolios for share redemptions                --           --                8           --               27               --
                                             -----          ---            -----          ---            -----             ----
Total assets                                   104          104           15,472          318           32,410              112
                                               ===          ===           ======          ===           ======              ===

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                --           --                7           --               24               --
  Issue and administrative expense charge       --           --                1           --                3               --
  Contract terminations                         --           --               --           --               --               --
Payable to mutual funds and portfolios
for investments purchased                       --           --               --           --               --               --
                                             -----          ---            -----          ---            -----             ----
Total liabilities                               --           --                8           --               27               --
                                             -----          ---            -----          ---            -----             ----
Net assets applicable to contracts
in accumulation period                         104          104           15,464          318           32,383              112
Net assets applicable to contracts
in payment period                               --           --               --           --               --               --
                                            ======       ======           ======       ======           ======           ======
Total net assets                             $ 104        $ 104         $ 15,464        $ 318         $ 32,383            $ 112
                                             =====        =====         ========        =====         ========            =====
Accumulation units outstanding                 120          120           15,641          321           34,887              120
                                               ===          ===           ======          ===           ======              ===
Net asset value per accumulation unit       $ 0.87       $ 0.87           $ 0.99       $ 0.99           $ 0.93           $ 0.93
                                            ======       ======           ======       ======           ======           ======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                         Segregated Asset Subaccounts
                                           ---------------------------------------------------------------------------------------
Assets                                        PSTR1         PSTR2           PSUT1         PSUT2           PGIN1            PGIN2
Investments in shares of mutual
funds and portfolios:
  at cost                                   $ 23,675        $ 120          $ 7,180         $ 120        $ 143,521         $ 55,483
                                            --------        -----          -------         -----        ---------         --------
  at market value                           $ 24,290        $ 128          $ 7,220         $ 120        $ 150,667         $ 59,619
Dividends receivable                              --           --               --            --               --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                 --        1,682               --            --               --            1,682
Receivable from mutual funds and
portfolios for share redemptions                  16           --                4            --              143               53
                                                  --          ---                -          ----              ---               --
Total assets                                  24,306        1,810            7,224           120          150,810           61,354
                                              ------        -----            -----           ---          -------           ------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                  14           --                4            --              126               46
  Issue and administrative expense charge          2           --               --            --               17                7
  Contract terminations                           --           --               --            --               --               --
Payable to mutual funds and portfolios
for investments purchased                         --           --               --            --               --               --
                                               -----        -----             ----           ---             ----            -----
Total liabilities                                 16           --                4            --              143               53
                                                  --        -----                -          ----              ---               --
Net assets applicable to contracts
in accumulation period                        24,290        1,810            7,220           120          150,667           61,301
Net assets applicable to contracts
in payment period                                 --           --               --            --               --               --
                                              ======       ======           ======        ======           ======           ======
Total net assets                            $ 24,290      $ 1,810          $ 7,220         $ 120        $ 150,667         $ 61,301
                                            ========      =======          =======         =====        =========         ========
Accumulation units outstanding                22,867        1,704            7,178           119          146,043           59,354
                                              ======        =====            =====           ===          =======           ======
Net asset value per accumulation unit         $ 1.06       $ 1.06           $ 1.01        $ 1.01           $ 1.03           $ 1.03
                                              ======       ======           ======        ======           ======           ======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                            Segregated Asset Subaccounts
                                          -----------------------------------------------------------------
                                                                                                                      Combined
                                                                                                                      Variable
Assets                                        PIGR1            PIGR2             PVIS1            PVIS2                Account
Investments in shares of mutual
funds and portfolios:
  at cost                                  $ 3,009,780          $ 34,511      $ 2,565,678          $ 25,525        $ 17,378,177
                                           -----------          --------      -----------          --------        ------------
  at market value                          $ 2,858,524          $ 33,213      $ 2,202,561          $ 22,073        $ 15,413,463
Dividends receivable                                --                --               --                --               3,260
Accounts receivable from American
Enterprise Life for contract
purchase payments                               17,601             1,262           35,586             1,262             118,950
Receivable from mutual funds
and portfolios for share redemptions             2,703                30            2,149                20              87,983
                                                 -----                --            -----                --              ------
Total assets                                 2,878,828            34,505        2,240,296            23,355          15,623,656
                                             =========            ======        =========            ======          ==========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                 2,379                26            1,891                17              12,580
  Issue and administrative expense charge          325                 4              258                 3               1,722
  Contract terminations                             --                --               --                --              27,350
Payable to mutual funds and portfolios
for investments purchased                        6,284                --            8,272                --              59,762
                                                 -----               ---            -----              ----              ------
Total liabilities                                8,988                30           10,421                20             101,414
                                                 -----                --           ------                --             -------
Net assets applicable to contracts
in accumulation period                       2,850,260            34,475        2,214,504            23,335          15,405,035
Net assets applicable to contracts
in payment period                               19,580                --           15,371                --             117,207
                                                ======            ======           ======            ======              ======
Total net assets                           $ 2,869,840          $ 34,475      $ 2,229,875          $ 23,335        $ 15,522,242
                                           ===========          ========      ===========          ========        ============
Accumulation units outstanding               2,473,705            30,004        1,798,081            18,926
                                             =========            ======        =========            ======
Net asset value per accumulation unit           $ 1.15            $ 1.15           $ 1.23            $ 1.23
                                                ======            ======           ======            ======

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                   Segregated Asset Subaccounts
                                        ---------------------------------------------------------------------------------------
Investment income                          PCMG1        PCMG2            PDEI1            PDEI2            PEMK11        PEMK21
Dividend income from mutual
funds and portfolios                      $ 18          $ 15            $ 328              $ 3               $--          $--
                                          ----          ----            -----              ---                --           --
Expenses:
  Mortality and expense risk fee             4             4              343                4                --           --
  Administrative charge                     --            --               46               --                --           --
                                          ----           ----              --            -----              ----        -----
Total expenses                               4             4              389                4                --           --
                                             -             -              ---                -               ---        -----
Investment income (loss) - net              14            11              (61)              (1)               --           --
                                            ==            ==              ===               ==               ===          ===

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of
investments in mutual funds and portfolios:
  Proceeds from sales                        5             5              856                5                --           --
  Cost of investments sold                   5             5              807                5                --           --
                                             -             -              ---                -               ---         ----
Net realized gain (loss) on investments     --            --               49               --                --           --
Net change in unrealized appreciation
or depreciation of investments              (3)           (1)           8,446               (5)               (8)          (8)
                                            --            --            -----               --                --           --
Net gain (loss) on investments              (3)           (1)           8,495               (5)               (8)          (8)
                                            --            --            -----               --                --           --
Net increase (decrease) in net assets
resulting from operations                 $ 11          $ 10          $ 8,434             $ (6)             $ (8)        $ (8)
                                          ====          ====          =======             ====              ====         ====

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Year ended December 31, 2000

                                                                            Segregated Asset Subaccounts
                                              ------------------------------------------------------------------------------------
Investment income                                PEXI1      PEXI2             PMGD1       PMGD2            PNDM1             PNDM2
Dividend income from mutual
funds and portfolios                           $ 11,351      $ 27            $ 388        $ 23         $ 123,667            $ 717
Expenses:
  Mortality and expense risk fee                  1,169         4               12           4             6,020               17
  Administrative charge                             160        --                1          --               821                2
                                                    ---      ----                -        ----               ---                -
Total expenses                                    1,329         4               13           4             6,841               19
                                                  -----         -               --           -             -----               --
Investment income (loss) - net                   10,022        23              375          19           116,826              698
                                                 ======        ==              ===          ==           =======              ===

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of
investments in mutual funds and portfolios:
  Proceeds from sales                             1,670         5               23           5           152,440               12
  Cost of investments sold                        1,753         5               23           5           159,697               13
                                                  -----         -               --           -           -------               --
Net realized gain (loss) on investments             (83)       --               --          --            (7,257)              (1)
Net change in unrealized appreciation
or depreciation of investments                  (28,381)      (52)            (412)        (18)         (341,143)          (1,278)
                                                -------       ---             ----         ---          --------           ------
Net gain (loss) on investments                  (28,464)      (52)            (412)        (18)         (348,400)          (1,279)
                                                -------       ---             ----         ---          --------           ------
Net increase (decrease) in net
assets resulting from operations              $ (18,442)    $ (29)           $ (37)        $ 1        $ (231,574)          $ (581)
                                              =========     =====            =====         ===        ==========           ======

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                      Segregated Asset Subaccounts
                                          ----------------------------------------------------------------------------------
Investment income                          PSPF1(1)     PSPF2(1)         PSCA1     PSCA2            PCAP1             PCAP2
Dividend income from mutual
funds and portfolios                          $ 1         $ 1          $ 2,571       $ 9          $ 29,163          $ 1,177
                                              ---         ---          -------       ---          --------          -------
Expenses:
  Mortality and expense risk fee               --          --              422         4             3,878              121
  Administrative charge                        --          --               61        --               529               18
                                             ----        ----               --      ----               ---               --
Total expenses                                 --          --              483         4             4,407              139
                                             ----        ----              ---         -             -----              ---
Investment income (loss) - net                  1           1            2,088         5            24,756            1,038
                                                =           =            =====         =            ======            =====

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of
investments in mutual funds and portfolios:
  Proceeds from sales                           3           4              989         5            90,032           13,330
  Cost of investments sold                      3           4            1,032         4            90,030           15,105
                                                -           -            -----         -            ------           ------
Net realized gain (loss) on investments        --          --              (43)        1                 2           (1,775)
Net change in unrealized appreciation or
depreciation of investments                    (8)         (8)          (4,317)        3          (231,649)          (5,431)
                                               --          --           ------         -          --------           ------
Net gain (loss) on investments                 (8)         (8)          (4,360)        4          (231,647)          (7,206)
                                               --          --           ------         -          --------           ------
Net increase (decrease) in net assets
resulting from operations                    $ (7)       $ (7)        $ (2,272)      $ 9        $ (206,891)        $ (6,168)
                                             ====        ====         ========       ===        ==========         ========

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Year ended December 31, 2000

                                                                        Segregated Asset Subaccounts
                                          ---------------------------------------------------------------------------------------
Investment income                           PVAL1        PVAL2             PBAL1         PBAL2            PGRI1             PGRI2
Dividend income from mutual
funds and portfolios                      $ 189,972        $ 11             $ 11          $ 11              $ 17             $ 17
                                          ---------        ----             ----          ----              ----             ----
Expenses:
  Mortality and expense risk fee             15,016           3              191             3               207               20
  Administrative charge                       2,049          --               26            --                28                3
                                              -----        ----               --           ---                --                -
Total expenses                               17,065           3              217             3               235               23
                                             ------           -              ---             -               ---               --
Investment income (loss) - net              172,907           8             (206)            8              (218)              (6)
                                            =======           =             ====             =              ====               ==

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of
investments in mutual funds and portfolios:
  Proceeds from sales                       200,786           4              216             4             1,449           12,468
  Cost of investments sold                  183,319           4              226             4             1,510           12,652
                                            -------           -              ---             -             -----           ------
Net realized gain (loss) on investments      17,467          --              (10)           --               (61)            (184)
Net change in unrealized appreciation
or depreciation of investments             (684,808)        (53)          (3,334)          (19)           (2,575)             (63)
                                           --------         ---           ------           ---            ------              ---
Net gain (loss) on investments             (667,341)        (53)          (3,344)          (19)           (2,636)            (247)
                                           --------         ---           ------           ---            ------             ----
Net increase (decrease) in net assets
resulting from operations                $ (494,434)      $ (45)        $ (3,550)        $ (11)         $ (2,854)          $ (253)
                                         ==========       =====         ========         =====          ========           ======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Year ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                           -------------------------------------------------------------------------------------
Investment income                           PMDC1       PMDC2             PSMC1            PSMC2            PMSS1          PMSS2
Dividend income from mutual
funds and portfolios                       $ 1,049       $ 64            $ 363             $ 25              $ 14          $ 14
                                           -------       ----            -----             ----              ----          ----
Expenses:
  Mortality and expense risk fee               765         68            3,270               78                 3            35
  Administrative charge                        104         10              446               11                --             5
                                               ---         --              ---               --               ---             -
Total expenses                                 869         78            3,716               89                 3            40
                                               ---         --            -----               --                 -            --
Investment income (loss) - net                 180        (14)          (3,353)             (64)               11           (26)
                                               ===        ===           ======              ===                ==           ===

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of
investments in mutual funds and portfolios:
  Proceeds from sales                          633      1,734           33,635            1,532                 5            41
  Cost of investments sold                     623      1,742           34,702            1,717                 5            39
                                               ---      -----           ------            -----                 -            --
Net realized gain (loss) on investments         10         (8)          (1,067)            (185)               --             2
Net change in unrealized appreciation
or depreciation of investments              12,755        706         (173,780)          (4,595)               30           549
                                            ------        ---         --------           ------                --           ---
Net gain (loss) on investments              12,765        698         (174,847)          (4,780)               30           551
                                            ------        ---         --------           ------                --           ---
Net increase (decrease) in net assets
resulting from operations                 $ 12,945      $ 684       $ (178,200)        $ (4,844)             $ 41         $ 525
                                          ========      =====       ==========         ========              ====         =====

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                          Segregated Asset Subaccounts
                                                --------------------------------------------------------------------------------
Investment income                                 PINT1      PINT2            PGAA11        PGAA2(1)     PCHY1(1)       PCHY2(1)
Dividend income from mutual funds
and portfolios                                   $ 38        $ 38              $ 3           $ 3         $ 2              $ 2
                                                 ----        ----              ---           ---         ---              ---
Expenses:
  Mortality and expense risk fee                   56          50               --            --          --               --
  Administrative charge                             7           7               --            --          --               --
                                                    -           -             ----          ----        ----             ----
Total expenses                                     63          57               --            --          --               --
Investment income (loss) - net                    (25)        (19)               3             3           2                2
                                                  ===         ===                =             =           =                =

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                              54          95               --            --          --               --
  Cost of investments sold                         56          96               --            --          --               --
                                                   --          --             ----          ----        ----             ----
Net realized gain (loss) on investments            (2)         (1)              --            --          --               --
Net change in unrealized appreciation
or depreciation of investmenst                   (147)        328               (8)           (8)          1                1
                                                 ----         ---               --            --           -                -
Net gain (loss) on investments                   (149)        327               (8)           (8)          1                1
                                                 ----         ---               --            --           -                -
Net increase (decrease) in net
assets resulting from operations               $ (174)      $ 308             $ (5)         $ (5)        $ 3              $ 3
                                               ======       =====             ====          ====         ===              ===

(1)For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
                                         -----------------------------------------------------------------------------------------
Investment income                         PEQU1(1)       PEQU2(1)          PGGI1(1)        PGGI2(1)       PHQB1(1)         PHQB2(1)
Dividend income from mutual
funds and portfolios                       $ 843           $ 7              $ 1              $ 1           $ 1              $ 1
Expenses:
  Mortality and expense risk fee               5            --               --               --            --               --
  Administrative charge                        1            --               --               --            --               --
                                               -           ---              ---             ----           ---            -----
Total expenses                                 6            --               --               --            --               --
                                               -           ---              ---             ----           ---            -----
Investment income (loss) - net               837             7                1                1             1                1
                                             ===             =                =                =             =                =

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                          6            --               --               --            --               --
  Cost of investments sold                     7            --               --               --            --               --
                                               -           ---              ---             ----           ---            -----
Net realized gain (loss) on investments       (1)           --               --               --            --               --
Net change in unrealized appreciation
or depreciation of investments              (989)          (13)               4                3             4                4
                                            ----           ---                -                -             -                -
Net gain (loss) on investments              (990)          (13)               4                3             4                4
                                            ----           ---                -                -             -                -
Net increase (decrease) in net
assets resulting from operations          $ (153)         $ (6)             $ 5              $ 4           $ 5              $ 5
                                          ======          ====              ===              ===           ===              ===

(1)For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
                                        -----------------------------------------------------------------------------------------
Investment income                        PSCG1(1)      PSCG2(1)            PJAG1(1)       PJAG2(1)       PJGT1(1)        PJGT2(1)
Dividend income from mutual
funds and portfolios                     $ 1,052          $ 7              $--              $--           $ 1              $ 1
                                         -------          ---              -                -             ---              ---
Expenses:
  Mortality and expense risk fee               6           --               --               --            --               --
  Administrative charge                        1           --               --               --            --               --
                                               -         ----              ---              ---           ---              ---
Total expenses                                 7           --               --               --            --               --
                                               -         ----              ---              ---           ---              ---
Investment income (loss) - net             1,045            7               --               --             1                1
                                           =====            =               ==               ==             =                =

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                          7           --               --               --            --               --
  Cost of investments sold                     7           --               --               --            --               --
                                               -         ----              ---              ---           ---              ---
Net realized gain (loss)
on investments                                --           --               --               --            --               --
Net change in unrealized appreciation
or depreciation of investments              (284)         (13)             (30)             (30)          (33)             (33)
                                            ----          ---              ---              ---           ---              ---
Net gain (loss) on investments              (284)         (13)             (30)             (30)          (33)             (33)
                                            ----          ---              ---              ---           ---              ---
Net increase (decrease) in net
assets resulting from operations           $ 761         $ (6)           $ (30)           $ (30)        $ (32)           $ (32)
                                           =====         ====            =====            =====         =====            =====

(1)For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
                                        -----------------------------------------------------------------------------------------
Investment income                        PJGP1(1)       PJGP2(1)          PSGI1(1)         PSGI2(1)       PSND1(2)        PSND2(1)
Dividend income from mutual
funds and portfolios                         $--           $--              $--              $--           $--              $--
                                           -----          ----             ----             ----         -----            -----
Expenses:
  Mortality and expense risk fee              --            --                7                1            25               --
  Administrative charge                       --            --                1               --             3               --
                                           -----          ----             ----             ----         -----            -----
Total expenses                                --            --                8                1            28               --
                                           -----          ----             ----             ----         -----            -----
Investment income (loss) - net                --            --               (8)              (1)          (28)              --
                                              ==            ==               ==               ==           ===               ==

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                         --            --                8                1            27               --
  Cost of investments sold                    --            --                8                1            25               --
                                            -----          ----             ----             ----         -----            -----
Net realized gain (loss) on investments       --            --               --               --             2               --
Net change in unrealized appreciation
or depreciation of investments               (16)          (16)             157               (1)        2,450               (8)
                                             ---           ---              ---               --         -----               --
Net gain (loss) on investments               (16)          (16)             157               (1)        2,452               (8)
                                             ---           ---              ---               --         -----               --
Net increase (decrease) in net
assets resulting from operations           $ (16)        $ (16)           $ 149             $ (2)      $ 2,424             $ (8)
                                           =====         =====            =====             ====       =======             ====

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
                                         ------------------------------------------------------------------------------------------
Investment income                         PSTR1(1)      PSTR2(2)         PSUT1(2)         PSUT2(2)          PGIN1             PGIN2
Dividend income from mutual
funds and portfolios                         $--          $--              $--              $--              $ 27             $ 27
                                             -            -                -                -                ----             ----
Expenses:
  Mortality and expense risk fee              17           --                4               --               502              200
  Administrative charge                        2           --               --               --                68               30
                                               -          ---              ---              ---                --               --
Total expenses                                19           --                4               --               570              230
                                              --          ---                -              ---               ---              ---
Investment income (loss) - net               (19)          --               (4)              --              (543)            (203)
                                             ===           ==               ==               ==              ====             ====

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                         18           --                4               --               620              232
  Cost of investments sold                    18           --                4               --               605              223
                                              --          ---                -              ---               ---              ---
Net realized gain (loss)
on investments                                --           --               --               --                15                9
Net change in unrealized appreciation
or depreciation of investments               615            8               40               --             7,152            4,141
                                             ---            -               --             ----             -----            -----
Net gain (loss) on investments               615            8               40               --             7,167            4,150
                                             ---            -               --             ----             -----            -----
Net increase (decrease) in net assets
resulting from operations                  $ 596          $ 8             $ 36              $--           $ 6,624          $ 3,947
                                           =====          ===             ====              ===           =======          =======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Year ended December 31, 2000

                                                            Segregated Asset Subaccounts
                                            ------------------------------------------------------------
                                                                                                              Combined
                                                                                                              Variable
Investment income                             PIGR1             PIGR2             PVIS1            PVIS2       Account
Dividend income from mutual
funds and portfolios                          $ 115              $ 33             $ 12              $ 4      $ 363,246
                                              -----              ----             ----              ---      ---------
Expenses:
  Mortality and expense risk fee             10,022               155            7,488               77         50,280
  Administrative charge                       1,367                23            1,022               11          6,863
                                              -----                --            -----               --          -----
Total expenses                               11,389               178            8,510               88         57,143
                                             ------               ---            -----               --         ------
Investment income (loss) - net              (11,274)             (145)          (8,498)             (84)       306,103
                                            =======              ====           ======              ===        =======

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                        26,054             1,594          130,203               77        670,896
  Cost of investments sold                   28,527             1,715          138,798               83        675,212
                                             ------             -----          -------               --        -------
Net realized gain (loss) on investments      (2,473)             (121)          (8,595)              (6)        (4,316)
Net change in unrealized appreciation
or depreciation of investments             (151,320)           (1,354)        (363,162)          (3,491)    (1,965,508)
                                           --------            ------         --------           ------     ----------
Net gain (loss) on investments             (153,793)           (1,475)        (371,757)          (3,497)    (1,969,824)
                                           --------            ------         --------           ------     ----------
Net increase (decrease) in net
assets resulting from operations         $ (165,067)         $ (1,620)      $ (380,255)        $ (3,581)  $ (1,663,721)
                                         ==========          ========       ==========         ========   ============

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                      Segregated Asset Subaccounts
                                           ---------------------------------------------------------------------------------------
Operations                                  PCMG1            PCMG2           PDEI1         PDEI2           PEMK1(1)        PEMK2(1)
Investment income (loss) - net              $ 14             $ 11           $ (61)         $ (1)             $--             $--
Net realized gain (loss) on investments       --               --              49            --               --              --
Net change in unrealized appreciation
or depreciation of investments                (3)              (1)          8,446            (5)              (8)             (8)
                                              --               --           -----            --               --              --
Net increase (decrease) in net assets
resulting from operations                     11               10           8,434            (6)              (8)             (8)
                                              ==               ==           =====            ==               ==              ==

Contract transactions
Contract purchase payments                    94               --          14,575            --              120             120
Net transfers2                                --               --         220,913            --               --              --
Annuity payments                              --               --              --            --               --              --
Contract terminations:
  Surrender benefits and contract charges     (1)              (1)           (329)           (1)              --              --
  Death benefits                              --               --              --            --               --              --
                                             ---            -----            ----         -----              ---             ---
Increase (decrease) from
contract transactions                         93               (1)        235,159            (1)             120             120
                                              --               --         -------            --              ---             ---
Net assets at beginning of year              262              262             267           267               --              --
                                             ---              ---             ---           ---              ---             ---
Net assets at end of year                  $ 366            $ 271       $ 243,860         $ 260            $ 112           $ 112
                                           =====            =====       =========         =====            =====           =====

Accumulation unit activity
Units outstanding at beginning of year       260              260             262           262               --              --
Contract purchase payments                    91               --          14,864            --              122             122
Net transfers2                                --               --         229,295            --               --              --
Contract terminations:
  Surrender benefits and contract charges     (1)              (1)           (337)           (2)              --              --
  Death benefits                              --               --              --            --               --              --
                                           -----            -----       ---------         -----            -----           -----
Units outstanding at end of year             350              259         244,084           260              122             122
                                             ===              ===         =======           ===              ===             ===

(1)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other  subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                    Segregated Asset Subaccounts
                                        ----------------------------------------------------------------------------------------
Operations                                  PEXI1        PEXI2           PMGD1            PMGD2            PNDM1           PNDM2
Investment income (loss) - net           $ 10,022         $ 23           $ 375             $ 19        $ 116,826           $ 698
Net realized gain (loss)
on investments                                (83)          --              --               --           (7,257)             (1)
Net change in unrealized
appreciation or depreciation
of investments                            (28,381)         (52)           (412)             (18)        (341,143)         (1,278)
                                          -------          ---            ----              ---         --------          ------
Net increase (decrease) in net
assets resulting from operations          (18,442)         (29)            (37)               1         (231,574)           (581)
                                          =======          ===             ===                =         ========            ====

Contract transactions
Contract purchase payments                252,469           --           5,289            1,028        1,244,404          10,007
Net transfers1                             22,973           --              --               --        1,073,929              --
Annuity payments                               --           --              --               --          (10,499)             --
Contract terminations:
  Surrender benefits and
  contract charges                           (294)          (1)             (1)              (1)          (7,102)             (1)
  Death benefits                               --           --              --               --               --              --
                                             ----          ---             ---            -----             ----             ---
Increase (decrease) from
contract transactions                     275,148           (1)          5,288            1,027        2,300,732          10,006
                                          -------           --           -----            -----        ---------          ------
Net assets at beginning of year               267          267             279              279              296             296
                                              ---          ---             ---              ---              ---             ---
Net assets at end of year               $ 256,973        $ 237         $ 5,530          $ 1,307      $ 2,069,454         $ 9,721
                                        =========        =====         =======          =======      ===========         =======

Accumulation unit activity
Units outstanding at beginning of year        259          259             259              259              257             257
Contract purchase payments                254,701           --           5,071            1,001        1,081,501           9,135
Net transfers1                             23,793           --              --               --          967,900              --
Contract terminations:
  Surrender benefits and
  contract charges                           (293)          (1)             (1)              (1)        (112,818)             (1)
  Death benefits                               --           --              --               --               --              --
                                              ---          ---             ---              ---              ---             ---
Units outstanding at end of year          278,460          258           5,329            1,259        1,936,840           9,391
                                          =======          ===           =====            =====        =========           =====

(1)  Includes  transfer  activity from (to) other  subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                Segregated Asset Subaccounts
                                       ------------------------------------------------------------------------------------------
Operations                              PSPF1(1)          PSPF2(1)       PSCA1            PSCA2            PCAP1           PCAP2
Investment income
(loss) - net                              $ 1              $ 1         $ 2,088              $ 5         $ 24,756         $ 1,038
Net realized gain (loss)
on investments                             --               --             (43)               1                2          (1,775)
Net change in unrealized
appreciation or depreciation
of investments                             (8)              (8)         (4,317)               3         (231,649)         (5,431)
                                           --               --          ------                -         --------          ------
Net increase (decrease) in net
assets resulting from operations           (7)              (7)         (2,272)               9         (206,891)         (6,168)
                                           ==               ==          ======                =         ========          ======

Contract transactions
Contract purchase payments                120              120          93,659               --          854,308          30,313
Net transfers(2)                           --               --           5,579               --          587,436           8,766
Annuity payments                           --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                         --               --            (295)              (1)          (7,653)         (1,433)
  Death benefits                           --               --              --               --               --              --
                                          ---              ---             ---              ---            -----           -----
Increase (decrease) from
contract transactions                     120              120          98,943               (1)       1,434,091          37,646
                                          ---              ---          ------               --        ---------          ------
Net assets at beginning of year            --               --             282              282              317             317
                                          ---              ---          ------               --        ---------          ------
Net assets at end of year               $ 113            $ 113        $ 96,953            $ 290      $ 1,227,517        $ 31,795
                                        =====            =====        ========            =====      ===========        ========

Accumulation unit activity
Units outstanding at beginning of year     --               --             254              254              251             251
Contract purchase payments                120              120          79,512               --          672,993          22,478
Net transfers(2)                           --               --           5,253               --          464,694           7,038
Contract terminations:
  Surrender benefits and
  contract charges                         --               --            (286)              (1)         (34,472)         (1,191)
  Death benefits                           --               --              --               --               --              --
                                         -----            -----        --------            -----      -----------        --------
Units outstanding at end of year          120              120          84,733              253        1,103,466          28,576
                                          ===              ===          ======              ===        =========          ======

(1)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other  subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                 Segregated Asset Subaccounts
                                     --------------------------------------------------------------------------------------------
Operations                               PVAL1            PVAL2           PBAL1            PBAL2            PGRI1           PGRI2
Investment income
(loss) - net                         $ 172,907              $ 8          $ (206)             $ 8           $ (218)           $ (6)
Net realized gain (loss)
on investments                          17,467               --             (10)              --              (61)           (184)
Net change in unrealized
appreciation or depreciation
of investments                        (684,808)             (53)         (3,334)             (19)          (2,575)            (63)
                                      --------              ---          ------              ---           ------             ---
Net increase (decrease) in net
assets resulting from operations      (494,434)             (45)         (3,550)             (11)          (2,854)           (253)
                                      ========              ===          ======              ===           ======            ====

Contract transactions
Contract purchase payments           3,442,592               --          56,413               --           86,500              --
Net transfers1                       1,564,163               --          10,520               --               10           2,700
Annuity payments                       (10,265)              --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                     (20,841)              (1)             (1)              (1)            (825)             (1)
  Death benefits                            --               --              --               --               --              --
                                      --------              ---          ------              ---           ------            ----
Increase (decrease) from
contract transactions                4,975,649               (1)         66,932               (1)          85,685           2,699
                                     ---------               --          ------               --           ------           -----
Net assets at beginning of year            287              287             199              199              200             200
                                           ---              ---             ---              ---              ---             ---
Net assets at end of year          $ 4,481,502            $ 241        $ 63,581            $ 187         $ 83,031         $ 2,646
                                   ===========            =====        ========            =====         ========         =======

Accumulation unit activity
Units outstanding at
beginning of year                          258              258             196              196              195             195
Contract purchase payments           3,232,384               --          55,386               --           85,775              --
Net transfers1                       1,664,900               --          10,631               --               --           2,516
Contract terminations:
  Surrender benefits and
  contract charges                    (128,873)              (1)             (1)              (1)            (860)             (1)
  Death benefits                            --               --              --               --               --              --
                                     ---------               --          ------               --           ------           -----
Units outstanding at end of year     4,768,669              257          66,212              195           85,110           2,710
                                     =========              ===          ======              ===           ======           =====

(1)  Includes  transfer  activity from (to) other  subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



Statements of Changes in Net Assets
Year ended December 31, 2000

                                                              Segregated Asset Subaccounts
                                    ------------------------------------------------------------------------------------------
Operations                           PMDC1            PMDC2           PSMC1            PSMC2            PMSS1           PMSS2
Investment income
(loss) - net                          $ 180            $ (14)       $ (3,353)           $ (64)            $ 11           $ (26)
Net realized gain (loss)
on investments                           10               (8)         (1,067)            (185)              --               2
Net change in unrealized
appreciation or depreciation
of investments                       12,755              706        (173,780)          (4,595)              30             549
                                     ------              ---        --------           ------               --             ---
Net increase (decrease) in
net assets resulting from
operations                           12,945              684        (178,200)          (4,844)              41             525
                                     ======              ===        ========           ======               ==             ===

Contract transactions
Contract purchase payments          267,655           19,151         894,888           23,504               93           4,961
Net transfers(1)                     55,194               --         340,814            7,668               --              --
Annuity payments                         --               --          (3,003)              --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                     (618)          (1,672)         (7,614)          (1,459)              (1)             (1)
  Death benefits                         --               --              --               --               --              --
                                     ------              ---        --------           ------               --             ---
Increase (decrease) from
contract transactions               322,231           17,479       1,225,085           29,713               92           4,960
                                    -------           ------       ---------           ------               --           -----
Net assets at beginning of year         233              233             349              349              269             269
                                        ---              ---             ---              ---              ---             ---
Net assets at end of year         $ 335,409         $ 18,396     $ 1,047,234         $ 25,218            $ 402         $ 5,754
                                  =========         ========     ===========         ========            =====         =======

Accumulation unit activity
Units outstanding at
beginning of year                       188              188             243              243              260             260
Contract purchase payments          170,598           12,143         626,807           16,003               88           4,719
Net transfers(1)                     35,124               --         256,806            5,746               --              --
Contract terminations:
  Surrender benefits and
  contract charges                     (404)          (1,074)        (29,089)          (1,128)              (1)             (1)
  Death benefits                         --               --              --               --               --              --
                                    -------           ------       ---------           ------               --           -----
Units outstanding at end of year    205,506           11,257         854,767           20,864              347           4,978
                                    =======           ======         =======           ======              ===           =====

(1)  Includes  transfer  activity from (to) other  subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                   Segregated Asset Subaccounts
                                    --------------------------------------------------------------------------------------------
Operations                           PINT1            PINT2          PGAA1(1)           PGAA2(1)        PCHY1(1)        PCHY2(1)
Investment income
(loss) - net                         $ (25)           $ (19)            $ 3              $ 3              $ 2             $ 2
Net realized gain (loss)
on investments                          (2)              (1)             --               --               --              --
Net change in unrealized
appreciation or depreciation
of investments                        (147)             328              (8)              (8)               1               1
                                      ----              ---              --               --                -               -
Net increase (decrease) in
net assets resulting
from operations                       (174)             308              (5)              (5)               3               3
                                      ====              ===              ==               ==                =               =

Contract transactions
Contract purchase payments          13,882           13,014             120              120              119             119
Net transfers2                       3,804              (38)             --               --               --              --
Annuity payments                        --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                      (1)              (1)             --               --               --              --
  Death benefits                        --               --              --               --               --              --
                                       ---             ----            ----             ----              ---           -----
Increase (decrease) from
contract transactions               17,685           12,975             120              120              119             119
                                    ------           ------             ---              ---              ---             ---
Net assets at beginning of year        286              286              --               --               --              --
                                    ------           ------             ---              ---              ---             ---
Net assets at end of year         $ 17,797         $ 13,569           $ 115            $ 115            $ 122           $ 122
                                  ========         ========           =====            =====            =====           =====

Accumulation unit activity
Units outstanding at beginning
of year                                254              254              --               --               --              --
Contract purchase payments          12,562           12,211             120              120              120             120
Net transfers2                       3,557               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                      (1)              (1)             --               --               --              --
  Death benefits                        --               --              --               --               --              --
                                    ------           ------             ---              ---              ---             ---
Units outstanding at
end of year                         16,372           12,464             120              120              120             120
                                    ======           ======             ===              ===              ===             ===

(1)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other  subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                      Segregated Asset Subaccounts
                                         -----------------------------------------------------------------------------------------
Operations                                PEQU1(1)       PEQU2(1)       PGGI1(1)          PGGI2(1)         PHQB1(1)       PHQB2(1)
Investment income
(loss) - net                               $ 837           $ 7             $ 1              $ 1              $ 1             $ 1
Net realized gain (loss)
on investments                               (1)           --              --               --               --              --
Net change in unrealized appreciation
or depreciation of investments             (989)          (13)              4                3                4               4
                                           ----           ---               -                -                -               -
Net increase (decrease) in net assets
resulting from operations                  (153)           (6)              5                4                5               5
                                           ====            ==               =                =                =               =

Contract transactions
Contract purchase payments               11,894           120             120              120              120             120
Net transfers2                               --         1,354              --               --               --              --
Annuity payments                             --            --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                           --            --              --               --               --              --
  Death benefits                             --            --              --               --               --              --
                                          -----          ----            ----             ----             ----            ----
Increase (decrease) from
contract transactions                    11,894         1,474             120              120              120             120
                                         ------         -----             ---              ---              ---             ---
Net assets at beginning of year              --            --              --               --               --              --
                                         ------         -----             ---              ---              ---             ---
Net assets at end of year              $ 11,741       $ 1,468           $ 125            $ 124            $ 125           $ 125
                                       ========       =======           =====            =====            =====           =====

Accumulation unit activity
Units outstanding at
beginning of year                            --            --              --               --               --              --
Contract purchase payments               12,313           120             120              119              120             120
Net transfers2                               --         1,425              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                           --            --              --               --               --              --
  Death benefits                             --            --              --               --               --              --
                                         ------         -----             ---              ---              ---             ---
Units outstanding at
end of year                              12,313         1,545             120              119              120             120
                                         ======         =====             ===              ===              ===             ===

(1)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other  subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                       Segregated Asset Subaccounts
                                    ---------------------------------------------------------------------------------------------
Operations                           PSCG1(1)           PSCG2(1)          PJAG1(1)      PJAG2(1)        PJGT1(1)          PJGT2(1)
Investment income
(loss) - net                        $ 1,045              $ 7             $--              $--              $ 1             $ 1
Net realized gain (loss)
on investments                           --               --              --               --               --              --
Net change in unrealized
appreciation or depreciation
of investments                         (284)             (13)            (30)             (30)             (33)            (33)
                                       ----              ---             ---              ---              ---             ---
Net increase (decrease) in net
assets resulting from operations        761               (6)            (30)             (30)             (32)            (32)
                                        ===               ==             ===              ===              ===             ===

Contract transactions
Contract purchase payments           15,462              120             120              120              119             119
Net transfers(2)                         --               --              --               --               --              --
Annuity payments                         --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                       --               --              --               --               --              --
  Death benefits                         --               --              --               --               --              --
                                       ----              ---             ---              ---              ---             ---
Increase (decrease) from
contract transactions                15,462              120             120              120              119             119
                                     ------              ---             ---              ---              ---             ---
Net assets at beginning of year          --               --              --               --               --              --
                                     ------              ---             ---              ---              ---             ---
Net assets at end of year          $ 16,223            $ 114            $ 90             $ 90             $ 87            $ 87
                                   ========            =====            ====             ====             ====            ====

Accumulation unit activity
Units outstanding at
beginning of year                        --               --              --               --               --              --
Contract purchase payments           17,043              120             118              118              121             121
Net transfers(2)                         --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                       --               --              --               --               --              --
  Death benefits                         --               --              --               --               --              --
                                     ------              ---             ---              ---              ---             ---
Units outstanding at
end of year                          17,043              120             118              118              121             121
                                     ======              ===             ===              ===              ===             ===

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                 Segregated Asset Subaccounts
                                --------------------------------------------------------------------------------------------
Operations                      PJGP1(1)         PJGP2(1)         PSGI1(1)        PSGI2(1)        PSND1(2)          PSND2(1)
Investment income
(loss) - net                      $--              $--            $ (8)            $ (1)           $ (28)            $--
Net realized gain (loss)
on investments                     --               --              --               --                2              --
Net change in unrealized
appreciation or depreciation
of investments                    (16)             (16)            157               (1)           2,450              (8)
                                  ---              ---             ---               --            -----              --
Net increase (decrease) in
net assets resulting from
operations                        (16)             (16)            149               (2)           2,424              (8)
                                  ===              ===             ===               ==            =====              ==

Contract transactions
Contract purchase payments        120              120          15,315              320           20,320             120
Net transfers(3)                   --               --              --               --            9,639              --
Annuity payments                   --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                 --               --              --               --               --              --
  Death benefits                   --               --              --               --               --              --
                                  ---              ---             ---               --            -----              --
Increase (decrease) from
contract transactions             120              120          15,315              320           29,959             120
                                  ---              ---          ------              ---           ------             ---
Net assets at beginning of year    --               --              --               --               --              --
                                  ---              ---          ------              ---           ------             ---
Net assets at end of year       $ 104            $ 104        $ 15,464            $ 318         $ 32,383           $ 112
                                =====            =====        ========            =====         ========           =====

Accumulation unit activity
Units outstanding at
beginning of year                  --               --              --               --               --              --
Contract purchase payments        120              120          15,641              321           24,133             120
Net transfers(3)                   --               --              --               --           10,754              --
Contract terminations:
  Surrender benefits and
  contract charges                 --               --              --               --               --              --
  Death benefits                   --               --              --               --               --              --
                                -----            -----        --------            -----         --------           -----
Units outstanding at
end of year                       120              120          15,641              321           34,887             120
                                  ===              ===          ======              ===           ======             ===

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period May 30, 2000 (commencement of operations) to Dec. 31. 2000.
(3) Includes transfer activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                Segregated Asset Subaccounts
                                     ----------------------------------------------------------------------------------------
Operations                           PSTR1(1)         PSTR2(2)        PSUT1(2)         PSUT2(2)          PGIN1          PGIN2
Investment income
(loss) - net                         $ (19)             $--            $ (4)             $--           $ (543)         $ (203)
Net realized gain (loss)
on investments                          --               --              --               --               15               9
Net change in unrealized
appreciation or depreciation
of investments                         615                8              40               --            7,152           4,141
                                       ---                -              --              ---            -----           -----
Net increase (decrease) in net
assets resulting from operations       596                8              36               --            6,624           3,947
                                       ===                =              ==                             =====           =====

Contract transactions
Contract purchase payments          22,743              120           7,184              120          123,688          49,296
Net transfers3                         951            1,682              --               --           20,152           7,805
Annuity payments                        --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                      --               --              --               --              (51)             (1)
  Death benefits                        --               --              --               --               --              --
                                      ----             ----            ----             ----             ----            ----
Increase (decrease) from
contract transactions               23,694            1,802           7,184              120          143,789          57,100
                                    ------            -----           -----              ---          -------          ------
Net assets at beginning of year         --               --              --               --              254             254
                                    ------            -----           -----              ---          -------          ------
Net assets at end of year         $ 24,290          $ 1,810         $ 7,220            $ 120        $ 150,667        $ 61,301
                                  ========          =======         =======            =====        =========        ========

Accumulation unit activity
Units outstanding at
beginning of year                       --               --              --               --              262             262
Contract purchase payments          21,956              120           7,178              119          125,139          51,099
Net transfers3                         911            1,583              --               --           20,694           7,994
Contract terminations:
  Surrender benefits and
  contract charges                      --               --              --               --              (52)             (1)
  Death benefits                        --               --              --               --               --              --
                                    ------            -----           -----              ---          -------          ------
Units outstanding at
end of year                         22,867            1,703           7,178              119          146,043          59,354
                                    ======            =====           =====              ===          =======          ======

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes transfer activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                          Segregated Asset Subaccounts
                                       ------------------------------------------------------------
                                                                                                               Combined
                                                                                                               Variable
Operations                                 PIGR1             PIGR2           PVIS1            PVIS2             Account
Investment income
(loss) - net                           $ (11,274)          $ (145)       $ (8,498)           $ (84)           $ 306,103
Net realized gain (loss)
on investments                            (2,473)            (121)         (8,595)              (6)              (4,316)
Net change in unrealized
appreciation or depreciation
of investments                          (151,320)          (1,354)       (363,162)          (3,491)          (1,965,508)
                                        --------           ------        --------           ------           ----------
Net increase (decrease) in net
assets resulting from operations        (165,067)          (1,620)       (380,255)          (3,581)          (1,663,721)
                                        ========           ======        ========           ======           ==========

Contract transactions
Contract purchase payments             2,218,356           35,928       1,959,558           12,839           11,824,458
Net transfers1                           836,381            1,286         668,814           13,749            5,466,244
Annuity payments                          (2,881)              --          (3,067)              --              (29,715)
Contract terminations:
  Surrender benefits and
  contract charges                       (12,027)          (1,443)        (11,176)              (1)             (74,850)
  Death benefits                          (5,246)              --          (4,328)              --               (9,574)
                                          ------            -----          ------           ------               ------
Increase (decrease) from
contract transactions                  3,034,583           35,771       2,609,801           26,587           17,176,563
                                       ---------           ------       ---------           ------           ----------
Net assets at beginning of year              324              324             329              329                9,400
                                             ---              ---             ---              ---                -----
Net assets at end of year            $ 2,869,840         $ 34,475     $ 2,229,875         $ 23,335         $ 15,522,242
                                     ===========         ========     ===========         ========         ============

Accumulation unit activity
Units outstanding at
beginning of year                            252              252             253              253
Contract purchase payments             1,804,874           29,939       1,354,481            8,764
Net transfers1                           713,250            1,098         491,556            9,910
Contract terminations:
  Surrender benefits and
  contract charges                       (39,803)          (1,285)        (44,344)              (1)
  Death benefits                          (4,868)              --          (3,865)              --
                                          ------           ------          ------             ----
Units outstanding at
end of year                            2,473,705           30,004       1,798,081           18,926
                                       =========           ======       =========           ======

(1)  Includes  transfer  activity from (to) other  subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account-- American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                       Segregated Asset Subaccounts
                                             ---------------------------------------------------------------------------------------
Operations                                   PCMG1(1)       PCMG2(2)        PDEI1(1)         PDEI2(2)       PEXI1(1)        PEXI2(2)
Investment income (loss) - net                  $1             $1              $--             $--             $3              $3
Net change in unrealized appreciation or
depreciation of investments                     --             --                6               5              4               4
                                               ---            ---                -               -              -               -

Net increase (decrease) in net assets
resulting from operations                        1              1                6               5              7               7
                                                 =              =                =               =              =               =

Contract transactions
Contract purchase payments                     261            261              261             262            260             260

Net assets at beginning of year                 --             --               --              --             --              --

Net assets at end of year                     $262           $262             $267            $267           $267            $267
                                              ====           ====             ====            ====           ====            ====


Accumulation unit activity
Units outstanding at beginning of year          --             --               --              --             --              --
Contract purchase payments                     260            260              262             262            259             259
                                               ---            ---              ---             ---            ---             ---

Units outstanding at end of year               260            260              262             262            259             259
                                               ===            ===              ===             ===            ===             ===

(1) For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account-- American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                         Segregated Asset Subaccounts
                                             --------------------------------------------------------------------------------------
Operations                                   PMGD1(1)       PMGD2(2)        PNDM1(1)         PNDM2(2)       PSCA1(1)        PSCA2(2)
Investment income (loss) - net                 $12            $12               $1              $1             $1              $1
Net change in unrealized appreciation or
depreciation of investments                      6              4               34              30             21              22
                                                 -              -               --              --             --              --
Net increase (decrease) in net assets
resulting from operations                       18             16               35              31             22              23
                                                ==             ==               ==              ==             ==              ==
Contract transactions
Contract purchase payments                     261            263              261             265            260             259
                                               ---            ---              ---             ---            ---             ---
Net assets at beginning of year                 --             --               --              --             --              --
                                               ---           ----             ----           -----           ----           -----
Net assets at end of year                     $279           $279             $296            $296           $282            $282
                                              ====           ====             ====            ====           ====            ====

Accumulation unit activity
Units outstanding at beginning of year          --             --               --              --             --              --
Contract purchase payments                     259            259              257             257            254             254
                                               ---            ---              ---             ---            ---             ---
Units outstanding at end of year               259            259              257             257            254             254
                                               ===            ===              ===             ===            ===             ===

(1) For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account-- American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                          Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------------------
Operations                                    PCAP1(3)      PCAP2(4)        PVAL1(1)         PVAL2(2)       PBAL1(1)        PBAL2(2)
Investment income (loss) - net                  $6             $6               $4              $4            $--             $--
Net change in unrealized appreciation or
depreciation of investments                     51             46               23              18              4               3
                                                --             --               --              --              -               -
Net increase (decrease) in net assets
resulting from operations                       57             52               27              22              4               3
                                                ==             ==               ==              ==              =               =

Contract transactions
Contract purchase payments                     260            265              260             265            195             196
                                               ---            ---              ---             ---            ---             ---
Net assets at beginning of year                 --             --               --              --             --              --
                                               ---            ---              ---             ---            ---             ---
Net assets at end of year                     $317           $317             $287            $287           $199            $199
                                              ====           ====             ====            ====           ====            ====

Accumulation unit activity
Units outstanding at beginning of year          --             --               --              --             --              --
Contract purchase payments                     251            251              258             258            196             196
                                               ---            ---              ---             ---            ---             ---
Units outstanding at end of year               251            251              258             258            196             196
                                               ===            ===              ===             ===            ===             ===

(1) For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.
(3) For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(4) For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account-- American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                        Segregated Asset Subaccounts
                                             ---------------------------------------------------------------------------------------
Operations                                   PGRI1(1)       PGRI2(2)        PMDC1(1)         PMDC2(2)       PSMC1(1)        PSMC2(2)
Investment income (loss) - net                 $--            $--               $1              $1            $--             $--
Net change in unrealized appreciation or
depreciation of investments                      5              4               37              34             89              83
                                                 -              -               --              --             --              --
Net increase (decrease) in net assets
resulting from operations                        5              4               38              35             89              83
                                                 =              =               ==              ==             ==              ==

Contract transactions
Contract purchase payments                     195            196              195             198            260             266
                                               ---            ---              ---             ---            ---             ---
Net assets at beginning of year                 --             --               --              --             --              --
                                               ---            ---              ---             ---            ---             ---
Net assets at end of year                     $200           $200             $233            $233           $349            $349
                                              ====           ====             ====            ====           ====            ====

Accumulation unit activity
Units outstanding at beginning of year          --             --               --              --             --              --
Contract purchase payments                     195            195              188             188            243             243
                                               ---            ---              ---             ---            ---             ---
Units outstanding at end of year               195            195              188             188            243             243
                                               ===            ===              ===             ===            ===             ===

(1) For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account-- American Express(R) Galaxy Premier Variable Annuity
Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                       Segregated Asset Subaccounts
                                             ---------------------------------------------------------------------------------------
Operations                                   PMSS1(1)       PMSS2(2)        PINT1(1)         PINT2(2)       PGIN1(1)        PGIN2(2)
Investment income (loss) - net                $ --           $ --             $ --            $ --           $ --            $ --
Net change in unrealized appreciation or
depreciation of investments                      9             10               26              23             (6)             (5)
Net increase (decrease) in net assets
resulting from operations                        9             10               26              23             (6)             (5)
                                                 =             ==               ==              ==             ==              ==

Contract transactions
Contract purchase payments                     260            259              260             263            260             259
Net assets at beginning of year                 --             --               --              --             --              --
                                               ---            ---              ---             ---            ---             ---
Net assets at end of year                     $269           $269             $286            $286           $254            $254
                                              ====           ====             ====            ====           ====            ====

Accumulation unit activity
Units outstanding at beginning of year          --             --               --              --             --              --
Contract purchase payments                     260            260              254             254            262             262
                                               ---            ---              ---             ---            ---             ---
Units outstanding at end of year               260            260              254             254            262             262
                                               ===            ===              ===             ===            ===             ===

(1) For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account-- American Express(R) Galaxy Premier Variable Annuity
Statements of Changes in Net Assets
Period ended December 31, 1999

                                                         Segregated Asset Subaccounts
                                            -------------------------------------------------------
                                                                                                           Combined
Operations                                  PIGR1(1)       PIGR2(2)        PVIS1(1)         PVIS2(2)    Variable Account
Investment income (loss) - net                $ --           $ --            $ 24            $ 24           $106
Net change in unrealized appreciation or
depreciation of investments                     64             56               45              39            794
                                                --             --               --              --            ---
Net increase (decrease) in net assets
resulting from operations                       64             56               69              63            900
                                                ==             ==               ==              ==            ===

Contract transactions
Contract purchase payments                     260            268              260             266          8,500
                                               ---            ---              ---             ---          -----
Net assets at beginning of year                 --             --               --              --             --
                                               ---            ---              ---             ---          -----
Net assets at end of year                     $324           $324             $329            $329         $9,400
                                              ====           ====             ====            ====         ======

Accumulation unit activity
Units outstanding at beginning of year          --             --               --              --
Contract purchase payments                     252            252              253             253
                                               ---            ---              ---             ---
Units outstanding at end of year               252            252              253             253
                                               ===            ===              ===             ===

(1) For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier
Variable Annuity

Notes to Financial Statements

1. ORGANIZATION
American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

------------------------ --------------------------------------------------------- ---------------------------------------
Subaccount               Invests exclusively in shares of                          Investment Manager
------------------------ --------------------------------------------------------- ---------------------------------------
PCMG1                    AXP(R)Variable Portfolio - Cash Management Fund           IDS Life Insurance Company (1)
PCMG2
PDEI1                    AXP(R)Variable Portfolio - Diversified Equity Income      IDS Life Insurance Company (1)
PDEI2                    Fund
PEMK1                    AXP(R)Variable Portfolio - Emerging Markets Fund          IDS Life Insurance Company (1)
PEMK2
PEXI1                    AXP(R)Variable Portfolio - Extra Income Fund              IDS Life Insurance Company (1)
PEXI2
PMGD1                    AXP(R)Variable Portfolio - Managed Fund                   IDS Life Insurance Company (1)
PMGD2
PNDM1                    AXP(R)Variable Portfolio - New Dimensions Fund(R)         IDS Life Insurance Company (1)
PNDM2
PSPF1                    AXP(R)Variable Portfolio - S&P 500 Index Fund             IDS Life Insurance Company (1)
PSPF2
PSCA1                    AXP(R)Variable Portfolio - Small Cap Advantage Fund       IDS Life Insurance Company (2)
PSCA2
PCAP1                    AIM V.I. Capital Appreciation Fund                        A I M Advisors, Inc.
PCAP2
PVAL1                    AIM V.I. Value Fund                                       A I M Advisors, Inc.
PVAL2
PBAL1                    Fidelity VIP III Balanced Portfolio (Service Class)       Fidelity Management & Research
PBAL2                                                                              Company (FMR)(3)
PGRI1                    Fidelity VIP III Growth & Income Portfolio (Service       Fidelity Management & Research
PGRI2                    Class)                                                    Company (FMR)(4)
PMDC1                    Fidelity VIP III Mid Cap Portfolio (Service Class)        Fidelity Management & Research
PMDC2                                                                              Company (FMR)(4)
PSMC1                    FTVIPT Franklin Small Cap Fund - Class 2                  Franklin Advisers, Inc.
PSMC2
PMSS1                    FTVIPT Mutual Shares Securities Fund - Class 2            Franklin Mutual Advisers, LLC
PMSS2
PINT1                    FTVIPT Templeton International Securities Fund - Class 2  Templeton Investment Counsel, LLC
PINT2
PGAA1                    Galaxy VIP Asset Allocation Fund                          Fleet Investment Advisors, Inc.
PGAA2
PCHY1                    Galaxy VIP Columbia High Yield Fund II                    Columbia Management Co.
PCHY2
PEQU1                    Galaxy VIP Equity Fund                                    Fleet Investment Advisors, Inc.
PEQU2
PGGI1                    Galaxy VIP Growth and Income Fund                         Fleet Investment Advisors, Inc.
PGGI2
PHQB1                    Galaxy VIP High Quality Bond Fund                         Fleet Investment Advisors, Inc.
PHQB2
PSCG1                    Galaxy VIP Small Company Growth Fund                      Fleet Investment Advisors, Inc.
PSCG2
PJAG1                    Janus Aspen Series Aggressive Growth Portfolio: Service   Janus Capital
PJAG2                    Shares
PJGT1                    Janus Aspen Series Global Technology Portfolio: Service   Janus Capital
PJGT2                    Shares
PJGP1                    Janus Aspen Series Growth Portfolio: Service Shares       Janus Capital
PJGP2
PSGI1                    MFS(R) Investors Trust Series - Service Class             MFS Investment Management(R)
PSGI2
PSND1                    MFS(R) New Discovery Series - Service Class               MFS Investment Management(R)
PSND2
PSTR1                    MFS(R) Total Return Series - Service Class                MFS Investment Management(R)
PSTR2
PSUT1                    MFS(R) Utilities Series - Service Class                   MFS Investment Management(R)
PSUT2
PGIN1                    Putnam VT Growth and Income Fund - Class IB  Shares       Putnam Investment Management, LLC
PGIN2
PIGR1                    Putnam VT International Growth Fund - Class IB Shares     Putnam Investment Management, LLC
PIGR2
PVIS1                    Putnam VT Vista Fund - Class IB Shares                    Putnam Investment Management, LLC
PVIS2

(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(3) FMR U.K., FMR Far East and Fidelity Investments Money Market Management Inc. (FIMM) are the sub-investment advisers.
(4) FMR U.K. and FMR Far East are the sub-investment advisers.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE
American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.00% or 1.10% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

4. ADMINISTRATIVE CHARGE
American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE
American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE
American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

----------------------- ---------------------------------------------------------- -------------- ------------
Subaccount              Investment                                                        Shares          NAV
----------------------- ---------------------------------------------------------- -------------- ------------
PCMG1                   AXP(R)Variable Portfolio - Cash Management Fund                      365         1.00
PCMG2                                                                                        271         1.00
PDEI1                   AXP(R)Variable Portfolio - Diversified Equity Income Fund         24,389        10.01
PDEI2                                                                                         26        10.01
PEMK1                   AXP(R)Variable Portfolio - Emerging Markets Fund                      15         7.51
PEMK2                                                                                         15         7.51
PEXI1                   AXP(R)Variable Portfolio - Extra Income Fund                      36,480         6.99
PEXI2                                                                                         34         6.99
PMGD1                   AXP(R)Variable Portfolio - Managed Fund                              313        17.68
PMGD2                                                                                         74        17.68
PNDM1                   AXP(R)Variable Portfolio - New Dimensions Fund(R)                107,776        19.21
PNDM2                                                                                        506        19.21
PSPF1                   AXP(R)Variable Portfolio - S&P 500 Index Fund                         13         9.00
PSPF2                                                                                         13         9.00
PSCA1                   AXP(R)Variable Portfolio - Small Cap Advantage Fund                8,663        11.20
PSCA2                                                                                         26        11.20
PCAP1                   AIM V.I. Capital Appreciation Fund                                39,760        30.84
PCAP2                                                                                      1,031        30.84
PVAL1                   AIM V.I. Value Fund                                              162,312        27.31
PVAL2                                                                                          9        27.31
PBAL1                   Fidelity VIP III Balanced Portfolio (Service Class)                4,418        14.39
PBAL2                                                                                         13        14.39
PGRI1                   Fidelity VIP III Growth & Income Portfolio (Service                5,466        15.19
PGRI2                   Class)                                                               174        15.19
PMDC1                   Fidelity VIP III Mid Cap Portfolio (Service Class)                16,493        20.22
PMDC2                                                                                        910        20.22
PSMC1                   FTVIPT Franklin Small Cap Fund - Class 2                          49,185        21.14
PSMC2                                                                                      1,133        21.14
PMSS1                   FTVIPT Mutual Shares Securities Fund - Class 2                        28        14.22
PMSS2                                                                                        405        14.22
PINT1                   FTVIPT Templeton International Securities Fund - Class 2             953        18.67
PINT2                                                                                        727        18.67
PGAA1                   Galaxy VIP Asset Allocation Fund                                       7        16.60
PGAA2                                                                                          7        16.60
PCHY1                   Galaxy VIP Columbia High Yield Fund II                                13         9.35
PCHY2                                                                                         13         9.35


PEQU1                   Galaxy VIP Equity Fund                                               593        19.81
PEQU2                                                                                          6        19.81
PGGI1                   Galaxy VIP Growth and Income Fund                                     11        11.27
PGGI2                                                                                         11        11.27
PHQB1                   Galaxy VIP High Quality Bond Fund                                     12        10.33
PHQB2                                                                                         12        10.33
PSCG1                   Galaxy VIP Small Company Growth Fund                               1,389        11.68
PSCG2                                                                                         10        11.68
PJAG1                   Janus Aspen Series Aggressive Growth Portfolio: Service                3        35.97
PJAG2                   Shares                                                                 3        35.97
PJGT1                   Janus Aspen Series Global Technology Portfolio: Service               13         6.55
PJGT2                   Shares                                                                13         6.55
PJGP1                   Janus Aspen Series Growth Portfolio: Service Shares                    4        26.36
PJGP2                                                                                          4        26.36
PSGI1                   MFS(R)Investors Trust Series - Service Class                          737        20.98
PSGI2                                                                                         15        20.98
PSND1                   MFS(R)New Discovery Series - Service Class                          1,836        16.59
PSND2                                                                                          7        16.59
PSTR1                   MFS(R)Total Return Series - Service Class                           1,242        19.56
PSTR2                                                                                          7        19.56
PSUT1                   MFS(R)Utilities Series - Service Class                                306        23.57
PSUT2                                                                                          5        23.57
PGIN1                   Putnam VT Growth and Income Fund - Class IB  Shares                5,849        25.76
PGIN2                                                                                      2,314        25.76
PIGR1                   Putnam VT International Growth Fund - Class IB Shares            161,773        17.67
PIGR2                                                                                      1,880        17.67
PVIS1                   Putnam VT Vista Fund - Class IB Shares                           112,376        19.60
PVIS2                                                                                      1,126        19.60

8. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                        Year ended Dec. 31,
------------------------ ---------------------------------------------------------- ------------- -------------
Subaccount               Investment                                                     2000          1999
------------------------ ---------------------------------------------------------- ------------- -------------
PCMG1(1)                 AXP(R)Variable Portfolio - Cash Management Fund                     111           261
PCMG2(2)                                                                                      15           261
PDEI1(1)                 AXP(R)Variable Portfolio - Diversified Equity Income Fund       236,154           261
PDEI2(2)                                                                                       3           262
PEMK1(3)                 AXP(R)Variable Portfolio - Emerging Markets Fund                    120            --
PEMK2(3)                                                                                     120            --
PEXI1(1)                 AXP(R)Variable Portfolio - Extra Income Fund                    284,950           261
PEXI2(2)                                                                                      27           261
PMGD1(1)                 AXP(R)Variable Portfolio - Managed Fund                           5,692           273
PMGD2(2)                                                                                   1,051           275
PNDM1(1)                 AXP(R)Variable Portfolio - New Dimensions Fund(R)             2,571,320           262
PNDM2(2)                                                                                  10,725           266
PSPF1(3)                 AXP(R)Variable Portfolio - S&P 500 Index Fund                       124            --
PSPF2(3)                                                                                     125            --
PSCA1(1)                 AXP(R)Variable Portfolio - Small Cap Advantage Fund             102,109           261
PSCA2(2)                                                                                       9           260
PCAP1(1)                 AIM V.I. Capital Appreciation Fund                            1,547,572           266
PCAP2(2)                                                                                  52,014           271
PVAL1(1)                 AIM V.I. Value Fund                                           5,300,588           264
PVAL2(2)                                                                                      11           270
PBAL1(1)                 Fidelity VIP III Balanced Portfolio (Service Class)              66,942           196
PBAL2(2)                                                                                      11           196
PGRI1(1)                 Fidelity VIP III Growth & Income Portfolio (Service              86,916           196
PGRI2(2)                 Class)                                                           15,161           196
PMDC1(1)                 Fidelity VIP III Mid Cap Portfolio (Service Class)              321,122           196
PMDC2(2)                                                                                  19,199           199


PSMC1(1)                 FTVIPT Franklin Small Cap Fund - Class 2                      1,247,897           260
PSMC2(2)                                                                                  29,919           266
PMSS1(1)                 FTVIPT Mutual Shares Securities Fund - Class 2                      108           260
PMSS2(2)                                                                                   4,975           259
PINT1(1)                 FTVIPT Templeton International Securities Fund - Class 2         17,714           260
PINT2(2)                                                                                  13,051           263
PGAA1(3)                 Galaxy VIP Asset Allocation Fund                                    123            --
PGAA2(3)                                                                                     123            --
PCHY1(3)                 Galaxy VIP Columbia High Yield Fund II                              121            --
PCHY2(3)                                                                                     121            --
PEQU1(3)                 Galaxy VIP Equity Fund                                           12,737            --
PEQU2(3)                                                                                     127            --
PGGI1(3)                 Galaxy VIP Growth and Income Fund                                   121            --
PGGI2(3)                                                                                     121            --
PHQB1(3)                 Galaxy VIP High Quality Bond Fund                                   121            --
PHQB2(3)                                                                                     121            --
PSCG1(3)                 Galaxy VIP Small Company Growth Fund                             16,514            --
PSCG2(3)                                                                                     127            --
PJAG1(3)                 Janus Aspen Series Aggressive Growth Portfolio: Service             120            --
PJAG2(3)                 Shares                                                              120            --
PJGT1(3)                 Janus Aspen Series Global Technology Portfolio: Service             120            --
PJGT2(3)                 Shares                                                              120            --
PJGP1(3)                 Janus Aspen Series Growth Portfolio: Service Shares                 120            --
PJGP2(3)                                                                                     120            --
PSGI1(3)                 MFS(R)Investors Trust Series - Service Class                     15,315            --
PSGI2(3)                                                                                     320            --
PSND1(4)                 MFS(R)New Discovery Series - Service Class                       28,037            --
PSND2(3)                                                                                     120            --
PSTR1(4)                 MFS(R)Total Return Series - Service Class                        23,693            --
PSTR2(3)                                                                                     120            --
PSUT1(3)                 MFS(R)Utilities Series - Service Class                            7,184            --
PSUT2(3)                                                                                     120            --
PGIN1(1)                 Putnam VT Growth and Income Fund - Class IB  Shares             143,866           260
PGIN2(2)                                                                                  55,447           259
PIGR1(1)                 Putnam VT International Growth Fund - Class IB Shares         3,038,047           260
PIGR2(2)                                                                                  35,958           269
PVIS1(1)                 Putnam VT Vista Fund - Class IB Shares                        2,704,192           284
PVIS2(2)                                                                                  25,318           290
                         Combined Variable Account                                   $18,042,874        $8,604

(1) Operations commenced on Nov. 9, 1999.
(2) Operations commenced on  Nov. 11, 1999.
(3) Operations commenced on  Oct. 23, 2000.
(4) Operations commenced on May 30, 2000.


                                                      45211-20 D (8/01)

                      STATEMENT OF ADDITIONAL INFORMATION

                                       for

                 AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                  Aug. 15, 2001


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------
TABLE OF CONTENTS

Performance Information                                           p.  3


Calculating Annuity Payouts                                       p. 21

Rating Agencies                                                   p. 22

Principal Underwriter                                             p. 22

Independent Auditors                                              p. 23


Financial Statements

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)to the power of (n) = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000

                                                                  Performance of the
                                                                      subaccount                Performance of the fund(a)
                                                                                Since                                      Since
Subaccount   Investing In:                                         1 Year    Commencement   1 Year  5 Years   10 Years  Commencement
             AXP(R) VARIABLE PORTFOLIO -
PBCA1         Blue Chip Advantage Fund (11/99;9/99)(b)             -18.28%    -10.31%      -18.28%      --%        --%     -5.94%
PBND1         Bond Fund (11/99;10/81)                               -3.92      -3.29        -3.92     2.19       6.51       8.60
PCMG1         Cash Management Fund (11/99;10/81)                    -3.41      -2.51        -3.41     2.57       2.97       4.78
PDEI1         Diversified Equity Income Fund (11/99;9/99)           -9.45      -6.35        -9.45       --         --      -4.35
PEXI1         Extra Income Fund (11/99;5/96)                       -17.27     -13.46       -17.27       --         --      -0.53
PMGD1         Managed Fund (11/99;4/86)                            -10.84      -4.01       -10.84    10.18      11.08       9.96
PNDM1         New Dimensions Fund(R) (11/99;5/96)                  -17.00      -4.86       -17.00       --         --      15.21
PSCA1         Small Cap Advantage Fund (11/99;9/99)                 -4.97       2.75        -4.97       --         --       5.80
             AIM V. I.
PCAP1         Capital Appreciation Fund (11/99;5/93)               -18.73      -0.92       -18.73    12.99         --      15.47
PVAL1         Value Fund (11/99;5/93)                              -22.07     -12.62       -22.28    13.41         --      15.42
             FIDELITY VIP
PBAL1         III Balanced Portfolio (Service Class)
              (11/99;1/95)                                         -12.75      -9.76       -12.75     6.95         --       7.98
PGRI1         III Growth & Income Portfolio
              (Service Class) (11/99;12/96)                        -12.12      -8.56       -12.12       --         --      11.92
PMDC1         III Mid Cap Portfolio (Service Class)
              (11/99;12/98)                                         23.57      41.77        23.57       --         --      38.22
PGRO1         Growth Portfolio (Service Class) (11/99;10/86)       -18.82      -6.60       -18.82    16.80      18.09      14.49
             FRANKLIN TEMPLETON VIP TRUST
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99;11/95)(c)                             -22.18       3.86       -22.18    18.95         --      18.84
PVAS1         Franklin Value Securities Fund -
              Class 2 (11/99;5/98)(c)                               15.00      16.92        15.00       --         --      -4.63
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99;11/96)(c)                               3.38       6.13         3.38       --         --       8.73
PINT1         Templeton International Securities Fund -
              Class 2 (11/99;5/92)(d)                              -10.92      -1.69       -10.92    10.62         --      11.22
             MFS(R)
PGIS1         Investors Trust Series - Initial Class (previously
              MFS(R) Growth with Income Series); (11/99;10/95)      -8.88      -3.46        -8.88    13.57         --      14.39
PNDS1         New Discovery Series - Initial Class (11/99;5/98)    -10.56      15.39       -10.56       --         --      19.08
PTRS1         Total Return Series - Initial Class (11/99;1/95)       6.13       4.94         6.13    10.76         --      13.28
PUTS1         Utilities Series - Initial Class (11/99;1/95)         -2.33       8.34        -2.33    18.46         --      20.78

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000 (continued)

                                                                  Performance of the
                                                                      subaccount                Performance of the fund(a)

                                                                              Since                                         Since
Subaccount   Investing In:                                         1 Year  Commencement   1 Year    5 Years   10 Years  Commencement
             PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99;2/88)(b),(e)                  -1.55%     -3.43%       -1.55%   11.28%     12.66%     12.60%
PINC1         Putnam VT Income Fund -
              Class IB Shares (11/99;2/88)                         -1.67      -2.49        -1.67     2.22       5.69       5.84
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99;1/97)(e)                     -17.44       2.37       -17.44       --         --      15.93
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99;1/97)(e)                     -12.46       9.79       -12.46       --         --      18.38

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express Pinnacle Variable AnnuitySM
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000

                                                                  Performance of the
                                                                      subaccount                  Performance of the fund(a)

                                                                              Since                                        Since
Subaccount   Investing In:                                         1 Year  Commencement    1 Year   5 Years   10 Years  Commencement
             AXP(R) VARIABLE PORTFOLIO -
PBCA1         Blue Chip Advantage Fund (11/99;9/99)(b)             -12.04%     -4.68%      -12.04%      --%        --%     -0.43%
PBND1         Bond Fund (11/99;10/81)                                3.57       3.28         3.57     3.09       6.51       8.60
PCMG1         Cash Management Fund (11/99;10/81)                     4.12       4.07         4.12     3.46       2.97       4.78
PDEI1         Diversified Equity Income Fund (11/99;9/99)           -2.44       0.00        -2.44       --         --       1.32
PEXI1         Extra Income Fund (11/99;5/96)                       -10.95      -7.62       -10.95       --         --       0.45
PMGD1         Managed Fund (11/99;4/86)                             -3.96       2.47        -3.96    10.85      11.08       9.96
PNDM1         New Dimensions Fund(R) (11/99;5/96)                  -10.65       1.57       -10.65       --         --      15.84
PSCA1         Small Cap Advantage Fund (11/99;9/99)                  2.43       9.67         2.43       --         --      11.82
             AIM V.I.
PCAP1         Capital Appreciation Fund (11/99;5/93)               -12.53       5.78       -12.53    13.60         --      15.47
PVAL1         Value Fund (11/99;5/93)                              -16.39      -6.71       -16.39    14.00         --      15.42
             FIDELITY VIP
PBAL1         III Balanced Portfolio (Service Class)
              (11/99;1/95)                                          -6.03      -3.67        -6.03     7.71         --       8.43
PGRI1         III Growth & Income Portfolio
              (Service Class) (11/99;12/96)                         -5.35      -2.39        -5.35       --         --      12.80
PMDC1         III Mid Cap Portfolio (Service Class)
              (11/99;12/98)                                         31.57      48.39        31.57       --         --      40.71
PGRO1         Growth Portfolio (Service Class) (11/99;10/86)       -12.63      -0.31       -12.63    17.33      18.09      14.49
             FRANKLIN TEMPLETON VIP TRUST
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99;11/95)(c)                             -16.28      10.78       -16.28    19.45         --      19.21
PVAS1         Franklin Value Securities Fund -
              Class 2 (11/99;5/98)(c)                               23.00      23.72        23.00       --         --      -2.24
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99;11/96)(c)                              11.38      13.02        11.38       --         --       9.64
PINT1         Templeton International Securities Fund -
              Class 2 (11/99;5/92)(d)                               -4.04       4.97        -4.04    11.28         --      11.22
             MFS(R)
PGIS1         Investors Trust Series - Initial Class (previously
              MFS(R) Growth with Income Series); (11/99;10/95)      -1.83       3.05        -1.83    14.16         --      14.82
PNDS1         New Discovery Series - Initial Class (11/99;5/98)     -3.65      22.21        -3.65       --         --      21.01
PTRS1         Total Return Series - Initial Class (11/99;1/95)      14.13      11.84        14.13    11.42         --      13.63
PUTS1         Utilities Series - Initial Class (11/99;1/95)          5.29      15.22         5.29    18.96         --      21.04


American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000 (continued)

                                                                  Performance of the
                                                                      subaccount                  Performance of the fund(a)

                                                                                Since                                      Since
Subaccount   Investing In:                                         1 Year   Commencement    1 Year  5 Years   10 Years  Commencement

             PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99;2/88)(b),(e)                    6.14%      3.11%        6.14%   11.92%     12.66%     12.60%
PINC1         Putnam VT Income Fund -
              Class IB Shares (11/99;2/88)                           6.01       4.09         6.01     3.12       5.69       5.84
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99;1/97)(e)                      -11.13       9.30       -11.13       --         --      16.88
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99;1/97)(e)                       -5.72      16.65        -5.72       --         --      19.28

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.40% Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option B For Periods Ending Dec. 31, 2000

                                                                  Performance of the
                                                                      subaccount                  Performance of the fund(a)
                                                                              Since                                         Since
Subaccount Investing In:                                           1 Year  Commencement    1 Year   5 Years   10 Years  Commencement
           AXP(R) VARIABLE PORTFOLIO--
PBCA1        Blue Chip Advantage Fund (11/99;9/99)(b)              -17.91%    -10.00%      -17.91%      --%        --%     -5.56%
PBND1        Bond Fund (11/99;10/81)                                -3.55      -2.94        -3.55     2.60       6.91       9.00
PCMG1        Cash Management Fund (11/99;10/81)                     -3.05      -2.17        -3.05     2.98       3.37       5.18
PDEI1        Diversified Equity Income Fund (11/99;9/99)            -9.08      -6.04        -9.08       --         --      -3.98
PEXI1        Extra Income Fund (11/99;5/96)                        -16.90     -13.14       -16.90       --         --      -0.14
PMGD1        Managed Fund (11/99;4/86)                             -10.47      -3.74       -10.47    10.59      11.48      10.36
PNDM1        New Dimensions Fund(R) (11/99;5/96)                   -16.63      -4.58       -16.63       --         --      15.62
PSCA1        Small Cap Advantage Fund (11/99;9/99)                  -4.60       3.11        -4.60       --         --       6.21
           AIM V. I.
PCAP1        Capital Appreciation Fund (11/99;5/93)                -18.36      -0.58       -18.36    13.40         --      15.87
PVAL1        Value Fund (11/99;5/93)                               -21.70     -12.27       -21.91    13.81         --      15.82
           FIDELITY VIP
PBAL1        III Balanced Portfolio (Service Class) (11/99;1/95)   -12.38      -9.42       -12.38     7.37         --       8.39
PGRI1        III Growth & Income Portfolio
             (Service Class) (11/99;12/96)                         -11.75      -8.21       -11.75       --         --      12.33
PMDC1        III Mid Cap Portfolio (Service Class) (11/99;12/98)    23.97      42.13        23.97       --         --      38.63
PGRO1        Growth Portfolio (Service Class) (11/99;10/86)        -18.45      -6.26       -18.45    17.20      18.49      14.89
           FRANKLIN TEMPLETON VIP TRUST
PSMC1        Franklin Small Cap Fund -
             Class 2 (11/99;11/95)(c)                              -21.81       4.23       -21.81    19.36         --      19.24
PVAS1        Franklin Value Securities Fund -
             Class 2 (11/99;5/98)(c)                                15.40      17.28        15.40       --         --      -4.24
PMSS1        Mutual Shares Securities Fund -
             Class 2 (11/99;11/96)(c)                                3.78       6.50         3.78       --         --       9.14
PINT1        Templeton International Securities Fund -
             Class 2 (11/99;5/92)(d)                               -10.55      -1.35       -10.55    11.03         --      11.62
           MFS(R)
PGIS1        Investors Trust Series - Initial Class (previously
             MFS(R) Growth with Income Series); (11/99;10/95)       -8.52      -3.12        -8.52    13.98         --      14.79
PNDS1        New Discovery Series - Initial Class (11/99;5/98)     -10.19      15.76       -10.19       --         --      19.49
PTRS1        Total Return Series - Initial Class (11/99;1/95)        6.53       5.31         6.53    11.17         --      13.68
PUTS1        Utilities Series - Initial Class (11/99;1/95)          -1.96       8.71        -1.96    18.87         --      21.19

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option B For Periods Ending Dec. 31, 2000 (continued)

                                                                  Performance of the
                                                                      subaccount                  Performance of the fund(a)
                                                                              Since                                        Since
Subaccount   Investing In:                                      1 Year     Commencement   1 Year    5 Years   10 Years  Commencement
             PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99;2/88)(b),(e)                -1.18%     -3.09%         -1.18%     11.69%     13.06%     13.00%
PINC1         Putnam VT Income Fund -
              Class IB Shares (11/99;2/88)                       -1.31      -2.15          -1.31       2.63       6.09       6.24
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99;1/97)(e)                   -17.07       2.74         -17.07         --         --      16.34
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99;1/97)(e)                   -12.10      10.16         -12.10         --         --      18.79


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B For Periods Ending Dec. 31, 2000

                                                                  Performance of the
                                                                      subaccount                Performance of the fund(a)

                                                                                Since                                       Since
Subaccount Investing In:                                           1 Year   Commencement    1 Year   5 Years  10 Years  Commencement
           AXP(R) VARIABLE PORTFOLIO -
PBCA1        Blue Chip Advantage Fund (11/99;9/99)(b)              -11.64%     -3.86%      -11.64%       --%       --%     -0.03%
PBND1        Bond Fund (11/99;10/81)                                 3.97       3.65         3.97      3.49      6.91       9.00
PCMG1        Cash Management Fund (11/99;10/81)                      4.52       4.46         4.52      3.86      3.37       5.18
PDEI1        Diversified Equity Income Fund (11/99;9/99)            -2.04       0.40        -2.04        --        --       1.72
PEXI1        Extra Income Fund (11/99;5/96)                        -10.55      -7.25       -10.55        --        --       0.85
PMGD1        Managed Fund (11/99;4/86)                              -3.56       2.87        -3.56     11.25     11.48      10.36
PNDM1        New Dimensions Fund(R) (11/99;5/96)                   -10.25       1.97       -10.25        --        --      16.24
PSCA1        Small Cap Advantage Fund (11/99;9/99)                   2.83      10.07         2.83        --        --      12.22
           AIM V.I.
PCAP1        Capital Appreciation Fund (11/99;5/93)                -12.13       6.18       -12.13     14.00        --      15.87
PVAL1        Value Fund (11/99;5/93)                               -15.76      -6.31       -15.99     14.40        --      15.82
           FIDELITY VIP
PBAL1        III Balanced Portfolio (Service Class) (11/99;1/95)    -5.63      -3.27        -5.63      8.11        --       8.83
PGRI1        III Growth & Income Portfolio
             (Service Class) (11/99;12/96)                          -4.95      -1.99        -4.95        --        --      13.20
PMDC1        III Mid Cap Portfolio (Service Class) (11/99;12/98)    31.97      48.79        31.97        --        --      41.11
PGRO1        Growth Portfolio (Service Class) (11/99;10/86)        -12.23       0.09       -12.23     17.73     18.49      14.89
           FRANKLIN TEMPLETON VIP TRUST
PSMC1        Franklin Small Cap Fund -
             Class 2 (11/99;11/95)(c)                              -15.88      11.18       -15.88     19.85        --      19.61
PVAS1        Franklin Value Securities Fund -
             Class 2 (11/99;5/98)(c)                                23.40      24.12        23.40        --        --      -1.84
PMSS1        Mutual Shares Securities Fund -
             Class 2 (11/99;11/96)(c)                               11.78      13.42        11.78        --        --      10.04
PINT1        Templeton International Securities Fund -
             Class 2 (11/99;5/92)d                                  -3.64       5.37        -3.64     11.68        --      11.62
           MFS(R)
PGIS1        Investors Trust Series - Initial Class (previously
             MFS(R) Growth with Income Series); (11/99;10/95)       -1.43       3.45        -1.43     14.56        --      15.22
PNDS1        New Discovery Series - Initial Class (11/99;5/98)      -3.25      22.61        -3.25        --        --      21.41
PTRS1        Total Return Series - Initial Class (11/99;1/95)       14.53      12.24        14.53     11.82        --      14.03
PUTS1        Utilities Series - Initial Class (11/99;1/95)           5.69      15.62         5.69     19.36        --      21.44

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B For Periods Ending Dec. 31, 2000 (continued)

                                                              Performance of the
                                                                  subaccount                  Performance of the fund(a)
                                                                            Since                                          Since
Subaccount Investing In:                                        1 Year   Commencement     1 Year    5 Years   10 Years  Commencement
           PUTNAM VARIABLE TRUST
PGIN1        Putnam VT Growth and Income Fund -
             Class IB Shares (11/99;2/88)(b),(e)                 6.54%      3.51%          6.54%     12.32%     13.06%     13.00%
PINC1        Putnam VT Income Fund -
             Class IB Shares (11/99;2/88)                        6.41       4.49           6.41       3.52       6.09       6.24
PIGR1        Putnam VT International Growth Fund -
             Class IB Shares (11/99;1/97)(e)                   -10.73       9.70         -10.73         --         --      17.28
PVIS1        Putnam VT Vista Fund -
             Class IB Shares (11/99;1/97)(e)                    -5.32      17.05          -5.32         --         --      19.68

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option A and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000

                                                                  Performance of the
                                                                      subaccount                Performance of the fund(a)
                                                                               Since                                       Since
Subaccount   Investing In:                                         1 Year   Commencement    1 Year   5 Years  10 Years  Commencement
             AXP(R) VARIABLE PORTFOLIO -
PBCA2         Blue Chip Advantage Fund (11/99;9/99(b)              -18.18%    -11.04%      -18.18%       --%       --%     -5.84%
PBND2         Bond Fund (11/99;10/81)                               -3.81      -3.17        -3.81      2.29      6.61       8.71
PCMG2         Cash Management Fund (11/99;10/81)                    -3.43      -2.57        -3.43      2.64      3.06       4.88
PDEI2         Diversified Equity Income Fund (11/99;9/99)           -9.36      -6.67        -9.36        --        --      -4.26
PEXI2         Extra Income Fund (11/99;5/96)                       -17.04     -13.25       -17.04        --        --      -0.41
PMGD2         Managed Fund (11/99;4/86)                            -10.71      -4.64       -10.71     10.30     11.19      10.07
PNDM2         New Dimensions Fund(R) (11/99;5/96)                  -16.89      -6.29       -16.89        --        --      15.34
PSCA2         Small Cap Advantage Fund (11/99;9/99)                 -4.83       3.43        -4.83        --        --       5.89
             AIM V.I.
PCAP2         Capital Appreciation Fund (11/99;5/93)               -18.55      -2.41       -18.55     13.11        --      15.59
PVAL2         Value Fund (11/99;5/93)                              -21.95     -14.06       -21.95     13.52        --      15.54
             FIDELITY VIP
PBAL2         III Balanced Portfolio (Service Class)
              (11/99;1/95)                                         -12.61     -10.25       -12.61      7.07        --       8.09
PGRI2         III Growth & Income Portfolio
              (Service Class) (11/99;12/96)                        -11.98      -9.24       -11.98        --        --      12.04
PMDC2         III Mid Cap Portfolio (Service Class) (11/99;12/98)   23.78      40.47        23.78        --        --      38.38
PGRO2         Growth Portfolio (Service Class) (11/99;10/86)       -18.69      -8.13       -18.69     16.92     18.21      14.60
             FRANKLIN TEMPLETON VIP TRUST
PSMC2         Franklin Small Cap Fund -
              Class 2 (11/99;11/95)(c)                             -22.06       1.74       -22.06     19.08        --      18.97
PVAS2         Franklin Value Securities Fund -
              Class 2 (11/99;5/98)(c)                               15.19      17.74        15.19        --        --      -4.52
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99;11/96)(c)                               3.56       6.46         3.56        --        --       8.84
PINT2         Templeton International Securities Fund -
              Class 2 (11/99;5/92)(d)                              -10.78      -2.64       -10.78     10.73        --      11.34
             MFS(R)
PGIS2         Investors Trust Series - Initial Class (previously
              MFS(R) Growth with Income Series); (11/99;10/95)      -8.76      -3.92        -8.76     13.69        --      14.51
PNDS2         New Discovery Series - Initial Class (11/99;5/98)    -10.44      12.39       -10.44        --        --      19.21
PTRS2         Total Return Series - Initial Class (11/99;1/95)       6.28       4.98         6.28     10.88        --      13.39
PUTS2         Utilities Series - Initial Class (11/99;1/95)         -2.20       6.79        -2.20     18.58        --      20.90

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option A and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000 (continued)

                                                               Performance of the
                                                                   subaccount                 Performance of the fund(a)

                                                                             Since                                         Since
Subaccount   Investing In:                                       1 Year   Commencement    1 Year    5 Years   10 Years  Commencement
             PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99;2/88)(b),(e)                -1.42%     -3.21%        -1.42%     11.39%     12.77%     12.72%
PINC2         Putnam VT Income Fund -
              Class IB Shares (11/99;2/88)                       -1.54      -2.34         -1.54       2.30       5.79       5.94
PIGR2         Putnam VT International Growth Fund -
              Class IB Shares (11/99;1/97)(e)                   -17.33      -0.29        -17.33         --         --      16.04
PVIS2         Putnam VT Vista Fund - Class IB Shares
              (11/99;1/97)(e)                                   -12.35      -7.46        -12.35         --         --      18.49

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000

                                                                  Performance of the
                                                                      subaccount                  Performance of the fund(a)

                                                                             Since                                          Since
Subaccount   Investing In:                                        1 Year   Commencement     1 Year   5 Years  10 Years  Commencement
             AXP(R) VARIABLE PORTFOLIO -
PBCA2         Blue Chip Advantage Fund (11/99;9/99(b)            -11.93%    -11.04%        -11.93%       --%       --%     -5.84%
PBND2         Bond Fund (11/99;10/81)                              3.68      -3.17           3.68      3.19      6.61       8.71
PCMG2         Cash Management Fund (11/99;10/81)                   4.09      -2.57           4.09      3.53      3.06       4.88
PDEI2         Diversified Equity Income Fund (11/99;9/99)         -2.35       6.67          -2.35        --        --      -4.26
PEXI2         Extra Income Fund (11/99;5/96)                     -10.69     -13.25         -10.69        --        --      -0.41
PMGD2         Managed Fund (11/99;4/86)                           -3.82      -4.64          -3.82     10.96     11.19      10.07
PNDM2         New Dimensions Fund(R) (11/99;5/96)                -10.53      -6.29         -10.53        --        --      15.34
PSCA2         Small Cap Advantage Fund (11/99;9/99)                2.58       3.43           2.58        --        --       5.89
             AIM V.I.
PCAP2         Capital Appreciation Fund (11/99;5/93)             -12.34      -2.41         -12.34     13.71        --      15.59
PVAL2         Value Fund (11/99;5/93)                            -16.03     -14.06         -16.03     14.12        --      15.54
             FIDELITY VIP
PBAL2         III Balanced Portfolio (Service Class)
              (11/99;1/95)                                        -5.88     -10.25          -5.88      7.82        --       8.09
PGRI2         III Growth & Income Portfolio
              (Service Class) (11/99;12/96)                       -5.20      -9.24          -5.20        --        --      12.04
PMDC2         III Mid Cap Portfolio (Service Class)
              (11/99;12/98)                                       31.78      40.47          31.78        --        --      38.38
PGRO2         Growth Portfolio (Service Class) (11/99;10/86)     -12.49      -8.13         -12.49     17.45     18.21      14.60
             FRANKLIN TEMPLETON VIP TRUST
PSMC2         Franklin Small Cap Fund -
              Class 2 (11/99;11/95)(c)                           -16.15       8.68         -16.15     19.57        --      19.34
PVAS2         Franklin Value Securities Fund -
              Class 2 (11/99;5/98)(c)                             23.19      24.58          23.19        --        --      -2.14
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99;11/96)(c)                            11.56      13.39          11.56        --        --       9.75
PINT2         Templeton International Securities Fund -
              Class 2 (11/99;5/92)(d)                             -3.90       3.99          -3.90     11.39        --      11.34
             MFS(R)
PGIS2         Investors Trust Series - Initial Class
              (previously
              MFS(R) Growth with Income Series);
              (11/99;10/95)                                       -1.70       2.60          -1.70     14.28        --      14.93
PNDS2         New Discovery Series - Initial Class
              (11/99;5/98)                                        -3.52      19.27          -3.52        --        --      21.14
PTRS2         Total Return Series - Initial Class (11/99;1/95)    14.28      11.92          14.28     11.53        --      13.75
PUTS2         Utilities Series - Initial Class (11/99;1/95)        5.44      13.72           5.44     19.08        --      21.16


American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000 (continued)

                                                             Performance of the
                                                                 subaccount                  Performance of the fund(a)
                                                                           Since                                          Since
Subaccount   Investing In:                                      1 Year  Commencement     1 Year     5 Years   10 Years  Commencement
             PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99;2/88)(b),(e)               6.28%      3.37%          6.28%     12.03%     12.77%     12.72%
PINC2         Putnam VT Income Fund -
              Class IB Shares (11/99;2/88)                      6.15       4.28           6.15       3.20       5.79       5.94
PIGR2         Putnam VT International Growth Fund -
              Class IB Shares (11/99;1/97)(e)                 -11.01       6.50         -11.01         --         --      16.99
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99;1/97)(e)                  -5.60      14.37          -5.60         --         --      19.39

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge, and a 0.40% Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option A For Periods Ending Dec. 31, 2000


                                                                  Performance of the
                                                                      subaccount                  Performance of the fund(a)
                                                                                Since                                       Since
Subaccount   Investing In:                                         1 Year    Commencement   1 Year   5 Years  10 Years  Commencement

             AXP(R) VARIABLE PORTFOLIO -
PBCA2         Blue Chip Advantage Fund (11/99;9/99(b)              -17.81%    -10.67%      -17.81%       --%       --%     -5.47%
PBND2         Bond Fund (11/99;10/81)                               -3.44      -2.80        -3.44      2.71      7.01       9.11
PCMG2         Cash Management Fund (11/99;10/81)                    -3.07      -2.20        -3.07      3.06      3.46       5.28
PDEI2         Diversified Equity Income Fund (11/99;9/99)           -8.99      -6.30        -8.99        --        --      -3.89
PEXI2         Extra Income Fund (11/99;5/96)                       -16.67     -12.88       -16.67        --        --      -0.01
PMGD2         Managed Fund (11/99;4/86)                            -10.34      -4.27       -10.34     10.71     11.59      10.47
PNDM2         New Dimensions Fund(R) (11/99;5/96)                  -16.52      -5.92       -16.52        --        --      15.75
PSCA2         Small Cap Advantage Fund (11/99;9/99)                 -4.46       3.84        -4.46        --        --       6.30
             AIM V.I.
PCAP2         Capital Appreciation Fund (11/99;5/93)               -18.18      -2.04       -18.18     13.51        --      15.99
PVAL2         Value Fund (11/99;5/93)                              -21.58     -13.69       -21.58     13.93        --      15.94
             FIDELITY VIP
PBAL2         III Balanced Portfolio (Service Class)
              (11/99;1/95)                                         -12.24      -9.88       -12.24      7.48        --       8.50
PGRI2         III Growth & Income Portfolio
              (Service Class) (11/99;12/96)                        -11.61      -8.87       -11.61        --        --      12.45
PMDC2         III Mid Cap Portfolio (Service Class)
              (11/99;12/98)                                         24.18      40.88        24.18        --        --      38.79
PGRO2         Growth Portfolio (Service Class) (11/99;10/86)       -18.32      -7.76       -18.32     17.33     18.61      15.00
             FRANKLIN TEMPLETON VIP TRUST
PSMC2         Franklin Small Cap Fund -
              Class 2 (11/99;11/95)(c)                             -21.69       2.11       -21.69     19.49        --      19.37
PVAS2         Franklin Value Securities Fund -
              Class 2 (11/99;5/98)(c)                               15.59      18.15        15.59        --        --      -4.13
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99;11/96)(c)                               3.96       6.87         3.96        --        --       9.25
PINT2         Templeton International Securities Fund -
              Class 2 (11/99;5/92)(d)                              -10.42      -2.27       -10.42     11.14        --      11.74
             MFS(R)
PGIS2         Investors Trust Series - Initial Class (previously
              MFS(R) Growth with Income Series); (11/99;10/95)      -8.40      -3.54        -8.40     14.09        --      14.91
PNDS2         New Discovery Series - Initial Class (11/99;5/98)    -10.07      12.80       -10.07        --        --      19.62
PTRS2         Total Return Series - Initial Class (11/99;1/95)       6.68       5.38         6.68     11.29        --      13.80
PUTS2         Utilities Series - Initial Class (11/99;1/95)         -1.83       7.19        -1.83     18.98        --      21.30

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------




Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option A For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance of the
                                                                 subaccount                  Performance of the fund(a)
                                                                           Since                                          Since
Subaccount  Investing In:                                     1 Year   Commencement     1 Year      5 Years   10 Years  Commencement

            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99;2/88)(b),(e)              -1.05%     -2.84%         -1.05%     11.80%     13.17%     13.12%
PINC2         Putnam VT Income Fund -
              Class IB Shares (11/99;2/88)                     -1.17      -1.97          -1.17       2.72       6.19       6.34
PIGR2         Putnam VT International Growth Fund -
              Class IB Shares (11/99;1/97)(e)                 -16.96       0.08         -16.96         --         --      16.45
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99;1/97)(e)                 -11.98       7.86         -11.98         --         --      18.90

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------


Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A For Periods Ending Dec. 31, 2000


                                                                  Performance of the
                                                                      subaccount                  Performance of the fund(a)
                                                                                Since                                      Since
Subaccount  Investing In:                                          1 Year    Commencement   1 Year  5 Years   10 Years  Commencement


            AXP(R) VARIABLE PORTFOLIO -
PBCA2         Blue Chip Advantage Fund (11/99;9/99)(b)             -11.53%     -4.62%      -11.53%      --%        --%      0.07%
PBND2         Bond Fund (11/99;10/81)                                4.08       3.80         4.08     3.59       7.01       9.11
PCMG2         Cash Management Fund (11/99;10/81)                     4.49       4.43         4.49     3.93       3.46       5.28
PDEI2         Diversified Equity Income Fund (11/99;9/99)           -1.95       0.08        -1.95       --         --       1.82
PEXI2         Extra Income Fund (11/99;5/96)                       -10.29      -6.97       -10.29       --         --       0.97
PMGD2         Managed Fund (11/99;4/86)                             -3.42       2.23        -3.42    11.36      11.59      10.47
PNDM2         New Dimensions Fund(R) (11/99;5/96)                  -10.13       0.47       -10.13       --         --      16.37
PSCA2         Small Cap Advantage Fund (11/99;9/99)                  2.98      10.79         2.98       --         --      12.31
             AIM V.I.
PCAP2         Capital Appreciation Fund (11/99;5/93)               -11.94       4.62       -11.94    14.11         --      15.99
PVAL2         Value Fund (11/99;5/93)                              -15.63      -7.82       -15.63    14.52         --      15.94
             FIDELITY VIP
PBAL2         III Balanced Portfolio (Service Class) (11/99;1/95)   -5.48      -3.76        -5.48     8.22         --       8.94
PGRI2         III Growth & Income Portfolio
              (Service Class) (11/99;12/96)                         -4.80      -2.69        -4.80       --         --      13.32
PMDC2         III Mid Cap Portfolio (Service Class) (11/99;12/98)   32.18      47.55        32.18       --         --      41.27
PGRO2         Growth Portfolio (Service Class) (11/99;10/86)       -12.09      -1.51       -12.09    17.85      18.61      15.00
             FRANKLIN TEMPLETON VIP TRUST
PSMC2         Franklin Small Cap Fund -
              Class 2 (11/99;11/95)(c)                             -15.75       9.08       -15.75    19.97         --      19.74
PVAS2         Franklin Value Securities Fund -
              Class 2 (11/99;5/98)(c)                               23.59      24.98        23.59       --         --      -1.74
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99;11/96)(c)                              11.96      13.79        11.96       --         --      10.15
PINT2         Templeton International Securities Fund -
              Class 2 (11/99;5/92)(d)                               -3.50       4.39        -3.50    11.79         --      11.74
             MFS(R)
PGIS2         Investors Trust Series - Initial Class (previously
              MFS(R) Growth with Income Series); (11/99;10/95)      -1.30       3.00        -1.30    14.68         --      15.33
PNDS2         New Discovery Series - Initial Class (11/99;5/98)     -3.12      19.67        -3.12       --         --      21.54
PTRS2         Total Return Series - Initial Class (11/99;1/95)      14.68      12.32        14.68    11.93         --      14.15
PUTS2         Utilities Series - Initial Class (11/99;1/95)          5.84      14.12         5.84    19.48         --      21.56


American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------




Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance of the
                                                                 subaccount                  Performance of the fund(a)
                                                                           Since                                          Since
Subaccount   Investing In:                                    1 Year   Commencement     1 Year      5 Years   10 Years  Commencement

             PUTNAM VARIABLE TRUST

PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99;2/88)(b),(e)               6.68%      3.77%          6.68%     12.43%     13.17%     13.12%
PINC2         Putnam VT Income Fund -
              Class IB Shares (11/99;2/88)                      6.55       4.68           6.55       3.60       6.19       6.34

PIGR2         Putnam VT International Growth Fund -
              Class IB Shares (11/99;1/97)(e)                 -10.61       6.90         -10.61         --         --      17.39
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99;1/97)(e)                  -5.20      14.77          -5.20         --         --      19.79

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                            ERV - P
                            ------
                               P

where:           P =  a hypothetical initial payment of $1,000
               ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, all total return figures reflect the deduction of all other applicable charges (except premium taxes) including the contract administrative charge, the variable account administrative charge, the mortality and expense risk fee, the Benefit Protector(SM) Death Benefit Rider fee and the Benefit Protector(SM) Plus Death Benefit Rider fee.

CALCULATION OF YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield:
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)   raising the base period return to the power of 365/7.

The subaccount's value includes:

o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:

o  the effect of any applicable withdrawal charge, or
o  any realized or unrealized gains or losses.

Annualized Compound Yield:
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000

Subaccount            Investing In:                                               Simple Yield     Compound Yield
PCMG1                 AXP(R)Variable Portfolio - Cash Management Fund                  4.70%             4.81%
PCMG2                 AXP(R)Variable Portfolio - Cash Management Fund                  4.58              4.69

ANNUALIZED YIELD FOR SUBACCOUNTS INVESTING IN INCOME FUNDS
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

             YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                       ------
                         cd

where:            a =   dividends and investment income earned during the period
                  b =   expenses accrued for the period (net of reimbursements)
                  c =   the average daily number of accumulation units
                        outstanding during the period that were entitled to receive dividends
                  d =   the maximum offering price per accumulation unit on the
                        last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount          Investing in:                                        Yield
PBND1               AXP(R) Variable Portfolio - Bond Fund                 6.95%
PBND2               AXP(R) Variable Portfolio - Bond Fund                 6.85
PEXI1               AXP(R) Variable Portfolio - Extra Income Fund        10.30
PEXI2               AXP(R) Variable Portfolio - Extra Income Fund        10.34

The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World
     Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by
o  the fixed number of annuity units credited to you.

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and
o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

Rating Agency                                   Rating
A.M. Best                                    A+ (Superior)

Fitch                                        AA
Moody's                                      Aa3 (Excellent)

A.M. Best's superior rating (second of 16 categories) reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Fitch's (formerly Duff & Phelps) third highest rating (of 24 categories) reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating (fourth of 21 categories) reflects our leadership position in financial planning, strong asset, liability management and good capitalization.


Principal Underwriter

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last two years aggregated total $662,606 and $979,554 respectively.

Commissions paid by American Enterprise Life for the last two years aggregated total $32,468,381 and $5,924,368 respectively.

The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commissions paid.

American Express Pinnacle Variable Annuity(SM)
   American Enterprise Variable Annuity Account
--------------------------------------------------------------------------------

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM)

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM) (comprised of subaccounts PBCA1, PBCA2, PBND1, PBND2, PCMG1, PCMG2, PDEI1, PDEI2, PEXI1, PEXI2, PMGD1, PMGD2, PNDM1, PNDM2, PSCA1, PSCA2, PCAP1, PCAP2, PVAL1, PVAL2, PBAL1, PBAL2, PGRI1, PGRI2, PMDC1, PMDC2, PGRO1, PGRO2, PSMC1, PSMC2, PVAS1, PVAS2, PMSS1, PMSS2, PINT1, PINT2, PGIS1, PGIS2, PNDS1, PNDS2, PTRS1, PTRS2, PUTS1, PUTS2, PGIN1, PGIN2, PINC1, PINC2, PIGR1, PIGR2, PVIS1 and PVIS2) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM) at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                       Segregated Asset Subaccounts
                              -------------------------------------------------------------------------------------------------
Assets                            PBCA1            PBCA2             PBND1            PBND2             PCMG1             PCMG2
Investments in shares
of mutual funds
and portfolios:
     at cost                   $ 212,026          $ 18,782         $ 83,959             $ 274            $ 367             $ 271
                               ---------          --------         --------             -----            -----             -----
     at market value           $ 191,284          $ 16,426         $ 85,144             $ 268            $ 365             $ 270
Dividends receivable                  --                --              490                 2                2                 1
Accounts receivable from
American Enterprise Life
for contract
purchase payments                  1,120                --               --                --               --                --
Receivable from mutual
funds and portfolios
for share redemptions                 --                --               --                --               --                --
                               ---------          --------         --------             -----            -----             -----
Total assets                     192,404            16,426           85,634               270              367               271
                                 =======            ======           ======               ===              ===               ===

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee                164                13               75                --               --                --
     Issue and adminstrative
     expense charge                   22                 2               10                --               --                --
     Contract terminations            --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                             --                --               --                --               --                --
                               ---------          --------         --------             -----            -----             -----
Total liabilities                    186                15               85                --               --                --
                               ---------          --------         --------             -----            -----             -----
Net assets applicable
to contracts in
accumulation period              192,218            16,411           85,549               270              367               271
Net assets applicable
to contracts in
payment period                        --                --               --                --               --                --
                                 =======            ======           ======               ===              ===               ===
Total net assets               $ 192,218          $ 16,411         $ 85,549             $ 270            $ 367             $ 271
                                 =======            ======           ======               ===              ===               ===
Accumulation units
outstanding                      200,191            17,072           81,583               257              350               259
                                 =======            ======           ======               ===              ===               ===
Net asset value per
accumulation unit                 $ 0.96            $ 0.96           $ 1.05            $ 1.05           $ 1.05            $ 1.05
                                  ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                       Segregated Asset Subaccounts
                                -------------------------------------------------------------------------------------------------
Assets                             PDEI1            PDEI2             PEXI1            PEXI2             PMGD1             PMGD2
Investments in shares
of mutual funds and portfolios:
     at cost                    $ 235,608             $ 260        $ 283,458             $ 283          $ 5,942           $ 1,321
                                ---------             -----        ---------             -----          -------           -------
     at market value            $ 244,060             $ 260        $ 255,081             $ 236          $ 5,536           $ 1,308
Dividends receivable                   --                --            2,143                 2               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                      --                --               --                --               --                --
Receivable from mutual
funds and portfolios
for share redemptions                  --                --               --                --               --                --
                                ---------             -----        ---------             -----          -------           -------
Total assets                      244,060               260          257,224               238            5,536             1,308
                                  =======               ===          =======               ===            =====             =====

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee                 176                --              221                --                5                --
     Issue and adminstrative
     expense charge                    24                --               30                --                1                --
     Contract terminations             --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                              --                --               --                --               --                --
                                ---------             -----        ---------             -----          -------           -------
Total liabilities                     200                --              251                --                6                --
                                ---------             -----        ---------             -----          -------           -------
Net assets applicable
to contracts in
accumulation period               243,860               260          256,973               238            5,530             1,308
Net assets applicable
to contracts in
payment period                         --                --               --                --               --                --
                                   ======            ======           ======            ======           ======            ======
Total net assets                $ 243,860             $ 260        $ 256,973             $ 238          $ 5,530           $ 1,308
                                =========             =====        =========             =====          =======           =======
Accumulation units
outstanding                       244,084               260          278,460               258            5,329             1,259
                                  =======               ===          =======               ===            =====             =====
Net asset value per
accumulation unit                  $ 1.00            $ 1.00           $ 0.92            $ 0.92           $ 1.04            $ 1.04
                                   ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                       Segregated Asset Subaccounts
                              -------------------------------------------------------------------------------------------------
Assets                             PNDM1            PNDM2             PSCA1            PSCA2             PCAP1             PCAP2
Investments in shares
of mutual funds
and portfolios:
     at cost                  $ 2,411,885          $ 10,978        $ 101,338             $ 265      $ 1,457,808          $ 37,180
                              -----------          --------        ---------             -----      -----------          --------
     at market value          $ 2,070,776           $ 9,730         $ 97,042             $ 290      $ 1,226,210          $ 31,795
Dividends receivable                   --                --               --                --               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                     545                --               --                --            2,857                --
Receivable from mutual
funds and portfolios
for share redemptions                  --                --               --                --            1,066                38
                              -----------          --------        ---------             -----      -----------          --------
Total assets                    2,071,321             9,730           97,042               290        1,230,133            31,833
                                =========             =====           ======               ===        =========            ======

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee               1,643                 8               78                --              938                33
     Issue and adminstrative
     expense charge                   224                 1               11                --              128                 5
     Contract terminations             --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                              --                --               --                --            1,550                --
                              -----------          --------        ---------             -----      -----------          --------
Total liabilities                   1,867                 9               89                --            2,616                38
                              -----------          --------        ---------             -----      -----------          --------
Net assets applicable
to contracts in
accumulation period             2,002,615             9,721           96,953               290        1,227,517            31,795
Net assets applicable
to contracts in
payment period                     66,839                --               --                --               --                --
                                =========             =====           ======               ===        =========            ======
Total net assets              $ 2,069,454           $ 9,721         $ 96,953             $ 290      $ 1,227,517          $ 31,795
                              ===========           =======         ========             =====      ===========          ========
Accumulation units
outstanding                     1,936,840             9,391           84,733               253        1,103,466            28,576
                                =========             =====           ======               ===        =========            ======
Net asset value per
accumulation unit                  $ 1.03            $ 1.04           $ 1.14            $ 1.15           $ 1.11            $ 1.11
                                   ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                       Segregated Asset Subaccounts
                               ---------------------------------------------------------------------------------------------------
Assets                               PVAL1             PVAL2            PBAL1             PBAL2            PGRI1             PGRI2
Investments in shares
of mutual funds and portfolios:
     at cost                   $ 5,117,533             $ 276         $ 66,911             $ 203         $ 85,601           $ 2,705
                               -----------             -----         --------             -----         --------           -------
     at market value           $ 4,432,748             $ 241         $ 63,581             $ 187         $ 83,031           $ 2,646
Dividends receivable                    --                --               --                --               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                       --               822               --                --               --                --
Receivable from mutual
funds and portfolios
for share redemptions               80,278                --               63                --               82                13
                               -----------             -----         --------             -----         --------           -------
Total assets                     4,513,026             1,063           63,644               187           83,113             2,659
                                 =========             =====           ======               ===           ======             =====

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee                3,673                --               55                --               72                11
     Issue and adminstrative
     expense charge                    501                --                8                --               10                 2
     Contract terminations          27,350                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                               --               822               --                --               --                --
                               -----------             -----         --------             -----         --------           -------
Total liabilities                   31,524               822               63                --               82                13
                               -----------             -----         --------             -----         --------           -------
Net assets applicable
to contracts in
accumulation period              4,481,502               241           63,581               187           83,031             2,646
Net assets applicable
to contracts in
payment period                          --                --               --                --               --                --
                                 =========             =====           ======               ===           ======             =====
Total net assets               $ 4,481,502             $ 241         $ 63,581             $ 187         $ 83,031           $ 2,646
                               ===========             =====         ========             =====         ========           =======
Accumulation units
outstanding                      4,768,669               257           66,212               195           85,110             2,710
                                 =========               ===           ======               ===           ======             =====
Net asset value per
accumulation unit                   $ 0.94            $ 0.94           $ 0.96            $ 0.96           $ 0.98            $ 0.98
                                    ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                Segregated Asset Subaccounts
                             --------------------------------------------------------------------------------------------------
Assets                           PMDC1            PMDC2             PGRO1            PGRO2             PSMC1             PSMC2
Investments in shares
of mutual funds
and portfolios:
     at cost                  $ 320,695          $ 17,656        $ 421,653         $ 145,858      $ 1,213,455          $ 28,468
                              ---------          --------        ---------         ---------      -----------          --------
     at market value          $ 333,487          $ 18,396        $ 372,281         $ 131,240      $ 1,039,764          $ 23,956
Dividends receivable              1,048                64               --                --               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                31,922                --               --                --           19,192             1,262
Receivable from mutual
funds and portfolios
for share redemptions               266                17              366               128              938                22
                                    ---                --              ---               ---              ---                --
Total assets                    366,723            18,477          372,647           131,368        1,059,894            25,240
                                =======            ======          =======           =======        =========            ======

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee               234                15              322               111              825                19
     Issue and adminstrative
     expense charge                  32                 2               44                17              113                 3
     Contract terminations           --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                        31,048                64               --                --           11,722                --
                              ---------          --------        ---------         ---------      -----------          --------
Total liabilities                31,314                81              366               128           12,660                22
                              ---------          --------        ---------         ---------      -----------          --------
Net assets applicable
to contracts in
accumulation period             335,409            18,396          372,281           131,240        1,031,817            25,218
Net assets applicable
to contracts in
payment period                       --                --               --                --           15,417                --
                                 ======            ======           ======            ======           ======            ======
Total net assets              $ 335,409          $ 18,396        $ 372,281         $ 131,240      $ 1,047,234          $ 25,218
                              =========          ========        =========         =========      ===========          ========
Accumulation units
outstanding                     205,505            11,257          364,993           128,505          854,767            20,864
                                =======            ======          =======           =======          =======            ======
Net asset value per
accumulation unit                $ 1.63            $ 1.63           $ 1.02            $ 1.02           $ 1.21            $ 1.21
                                 ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                               Segregated Asset Subaccounts
                              -------------------------------------------------------------------------------------------------
Assets                         PVAS1            PVAS2             PMSS1            PMSS2             PINT1             PINT2
Investments in shares
of mutual funds
and portfolios:
     at cost                    $ 256             $ 255            $ 363           $ 5,195         $ 17,918          $ 13,218
                                -----             -----            -----           -------         --------          --------
     at market value            $ 332             $ 332            $ 402           $ 5,754         $ 17,797          $ 13,569
Dividends receivable               --                --               --                --               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                  --                --               --                --               --                --
Receivable from mutual
funds and portfolios
for share redemptions              --                --               --                 5               17                12
                                -----             -----            -----           -------         --------          --------
Total assets                      332               332              402             5,759           17,814            13,581
                                  ===               ===              ===             =====           ======            ======

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee              --                --               --                 4               15                10
     Issue and adminstrative
     expense charge                --                --               --                 1                2                 2
     Contract terminations         --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                          --                --               --                --               --                --
                                -----             -----            -----           -------         --------          --------
Total liabilities                  --                --               --                 5               17                12
                                -----             -----            -----           -------         --------          --------
Net assets applicable
to contracts in
accumulation period               332               332              402             5,754           17,797            13,569
Net assets applicable
to contracts in
payment period                     --                --               --                --               --                --
                                  ===               ===              ===             =====           ======            ======
Total net assets                $ 332             $ 332            $ 402           $ 5,754         $ 17,797          $ 13,569
                                =====             =====            =====           =======         ========          ========
Accumulation units
outstanding                       258               258              347             4,978           16,372            12,464
                                  ===               ===              ===             =====           ======            ======
Net asset value per
accumulation unit              $ 1.29            $ 1.29           $ 1.16            $ 1.16           $ 1.09            $ 1.09
                               ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                       Segregated Asset Subaccounts
                              -------------------------------------------------------------------------------------------------
Assets                           PGIS1            PGIS2             PNDS1            PNDS2             PTRS1             PTRS2
Investments in shares
of mutual funds
and portfolios:
     at cost                  $ 301,528           $ 8,384         $ 27,918          $ 19,245         $ 27,412           $ 6,701
                              ---------           -------         --------          --------         --------           -------
     at market value          $ 295,752           $ 8,301         $ 25,858          $ 19,363         $ 28,307           $ 7,398
Dividends receivable                 --                --               --                --               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                 9,712                --               --                --              855                --
Receivable from mutual
funds and portfolios
for share redemptions               272                 7               24                18               27                 7
                                    ---                 -               --                --               --                 -

Total assets                    305,736             8,308           25,882            19,381           29,189             7,405
                                =======             =====           ======            ======           ======             =====

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee               239                 6               21                16               24                 6
     Issue and adminstrative
     expense charge                  33                 1                3                 2                3                 1
     Contract terminations           --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                            --                --               --                --              855                --
                              ---------           -------         --------          --------         --------           -------
Total liabilities                   272                 7               24                18              882                 7
                              ---------           -------         --------          --------         --------           -------
Net assets applicable
to contracts in
accumulation period             305,464             8,301           25,858            19,363           28,307             7,398
Net assets applicable
to contracts in
payment period                       --                --               --                --               --                --
                                =======             =====           ======            ======           ======             =====
Total net assets              $ 305,464           $ 8,301         $ 25,858          $ 19,363         $ 28,307           $ 7,398
                                =======             =====           ======            ======           ======             =====
Accumulation units
outstanding                     294,918             8,002           18,709            13,994           24,729             6,455
                                =======             =====           ======            ======           ======             =====
Net asset value per
accumulation unit                $ 1.04            $ 1.04           $ 1.38            $ 1.38           $ 1.14            $ 1.15
                                 ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                      Segregated Asset Subaccounts
Investment income             PUTS1            PUTS2             PGIN1            PGIN2             PINC1             PINC2
Dividend income from
mutual funds and
portfolios                      $ 96              $ 26             $ 27              $ 27             $ 17              $ 17
                                ----              ----             ----              ----             ----              ----
Expenses:
     Mortality and
     expense risk fee          3,607                29              502               200               12                99
     Administrative charge       492                 4               68                30                1                15
                                 ---                 -               --                --                -                --
Total expenses                 4,099                33              570               230               13               114
                               -----                --              ---               ---               --               ---
Investment income
(loss) - net                  (4,003)               (7)            (543)             (203)               4               (97)
                              ======                ==             ====              ====                =               ===

Realized and unrealized
gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
    Proceeds from sales      199,049            12,702              620               232               14               116
    Cost of investments sold 200,008            12,440              605               223               14               110
                             -------            ------              ---               ---               --               ---
Net realized gain
(loss) on investments           (959)              262               15                 9               --                 6
Net change in
unrealized appreciation
or depreciation
of investments                12,332               203            7,152             4,141              109             1,328
                              ------               ---            -----             -----              ---             -----
Net gain (loss)
on investments                11,373               465            7,167             4,150              109             1,334
                              ------               ---            -----             -----              ---             -----
Net increase (decrease)
in net assets resulting
from operations              $ 7,370             $ 458          $ 6,624           $ 3,947            $ 113           $ 1,237
                             =======             =====          =======           =======            =====           =======

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                              Segregated Asset Subaccounts
                                         ------------------------------------------------------------------
                                                                                                                   Combined
Assets                                         PIGR1            PIGR2             PVIS1            PVIS2       Variable Account
Investments in shares
of mutual funds
and portfolios:
     at cost                              $ 3,009,780          $ 34,511      $ 2,565,678          $ 25,525     $ 19,890,820
                                          -----------          --------      -----------          --------     ------------
     at market value                      $ 2,858,524          $ 33,213      $ 2,202,561          $ 22,073     $ 17,846,396
Dividends receivable                               --                --               --                --            3,752
Accounts receivable from
American Enterprise Life
for contract
purchase payments                              17,601             1,262           35,586             1,262          134,872
Receivable from mutual
funds and portfolios
for share redemptions                           2,703                30            2,149                20           89,936
                                                -----                --            -----                --           ------
Total assets                                2,878,828            34,505        2,240,296            23,355       18,074,956
                                            =========            ======        =========            ======       ==========

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee                           2,379                26            1,891                17           14,547
     Issue and adminstrative
     expense charge                               325                 4              258                 3            1,994
     Contract terminations                         --                --               --                --           27,350
Payable to mutual
funds and portfolios
for investments
purchased                                       6,284                --            8,272                --           60,617
                                                -----                --            -----                --           ------
Total liabilities                               8,988                30           10,421                20          104,508
                                                -----                --            -----                --           ------
Net assets applicable
to contracts in
accumulation period                         2,850,260            34,475        2,214,504            23,335       17,853,241
Net assets applicable
to contracts in
payment period                                 19,580                --           15,371                --          117,207
                                            =========            ======        =========            ======       ==========
Total net assets                          $ 2,869,840          $ 34,475      $ 2,229,875          $ 23,335     $ 17,970,448
                                          ===========          ========      ===========          ========     ============
Accumulation units
outstanding                                 2,473,705            30,004        1,798,081            18,926
                                            =========            ======        =========            ======
Net asset value per
accumulation unit                              $ 1.15            $ 1.15           $ 1.23            $ 1.23
                                               ======            ======           ======            ======

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                                -------------------------------------------------------------------------------------------------
Investment income                  PBCA1            PBCA2             PBND1            PBND2             PCMG1             PCMG2
Dividend income from
mutual funds and
portfolios                          $ 568              $ 56          $ 1,056              $ 18             $ 18              $ 15
                                    -----              ----          -------              ----             ----              ----
Expenses:
     Mortality and
     expense risk fee                 815                70              190                 4                4                 4
     Administrative charge            113                10               25                --               --                --
                                    -----              ----          -------              ----             ----              ----
Total expenses                        928                80              215                 4                4                 4
                                    -----              ----          -------              ----             ----              ----
Investment income
(loss) - net                         (360)              (24)             841                14               14                11
                                     ====               ===              ===                ==               ==                ==

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
     Proceeds from sales           42,568             2,056            6,159                 5                5                 5
     Cost of investments sold      45,634             2,267            6,099                 5                5                 5
                                   ------             -----            -----                 -                -                 -
Net realized gain
(loss) on investments              (3,066)             (211)              60                --               --                --
Net change in
unrealized appreciation
or depreciation
of investments                    (20,764)           (2,375)           1,187                (4)              (2)               (1)
                                  -------            ------            -----                --               --                --
Net gain (loss)
on investments                    (23,830)           (2,586)           1,247                (4)              (2)               (1)
                                  -------            ------            -----                --               --                --
Net increase (decrease)
in net assets resulting
from operations                 $ (24,190)         $ (2,610)         $ 2,088              $ 10             $ 12              $ 10
                                =========          ========          =======              ====             ====              ====

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                               -------------------------------------------------------------------------------------------------
Investment income                PDEI1            PDEI2             PEXI1            PEXI2             PMGD1             PMGD2
Dividend income from
mutual funds and
portfolios                        $ 328               $ 3         $ 11,351              $ 27            $ 388              $ 23
                                  -----               ---         --------              ----            -----              ----
Expenses:
     Mortality and
     expense risk fee               343                 4            1,169                 4               12                 4
     Administrative charge           46                --              160                --                1                --
                                  -----               ---         --------              ----            -----              ----
Total expenses                      389                 4            1,329                 4               13                 4
                                  -----               ---         --------              ----            -----              ----
Investment income
(loss) - net                        (61)               (1)          10,022                23              375                19
                                    ===                ==           ======                ==              ===                ==

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments
in mutual funds and portfolios:
     Proceeds from sales            856                 5            1,670                 5               23                 5
     Cost of investments sold       807                 5            1,753                 5               23                 5
                                  -----               ---         --------              ----            -----              ----
Net realized gain
(loss) on investments                49                --              (83)               --               --                --
Net change in
unrealized appreciation
or depreciation
of investments                    8,446                (5)         (28,381)              (51)            (412)              (17)
                                  -----                --          -------               ---             ----               ---
Net gain (loss)
on investments                    8,495                (5)         (28,464)              (51)            (412)              (17)
                                  -----                --          -------               ---             ----               ---
Net increase (decrease)
in net assets resulting
from operations                 $ 8,434              $ (6)       $ (18,442)            $ (28)           $ (37)              $ 2
                                =======              ====        =========             =====            =====               ===

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                                -------------------------------------------------------------------------------------------------
Investment income                  PNDM1            PNDM2             PSCA1            PSCA2             PCAP1             PCAP2
Dividend income from
mutual funds and
portfolios                      $ 123,667             $ 717          $ 2,571               $ 9         $ 29,163           $ 1,177
                                ---------             -----          -------               ---         --------           -------
Expenses:
     Mortality and
     expense risk fee               6,020                17              422                 4            3,878               121
     Administrative charge            821                 2               61                --              529                18
                                ---------             -----          -------               ---         --------           -------
Total expenses                      6,841                19              483                 4            4,407               139
                                ---------             -----          -------               ---         --------           -------
Investment income
(loss) - net                      116,826               698            2,088                 5           24,756             1,038
                                  =======               ===            =====                 =           ======             =====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments
in mutual funds and portfolios:
     Proceeds from sales          152,440                12              989                 5           90,032            13,330
     Cost of investments sold     159,697                13            1,032                 4           90,030            15,105
                                ---------             -----          -------               ---         --------           -------
Net realized gain
(loss) on investments              (7,257)               (1)             (43)                1                2            (1,775)
Net change in
unrealized appreciation
or depreciation
of investments                   (341,143)           (1,278)          (4,317)                3         (231,649)           (5,431)
                                 --------            ------           ------                 -         --------            ------
Net gain (loss)
on investments                   (348,400)           (1,279)          (4,360)                4         (231,647)           (7,206)
                                 --------            ------           ------                 -         --------            ------
Net increase (decrease)
in net assets resulting
from operations                $ (231,574)           $ (581)        $ (2,272)              $ 9       $ (206,891)         $ (6,168)
                               ==========            ======         ========               ===       ==========          ========

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                                -------------------------------------------------------------------------------------------------
Investment income                  PVAL1            PVAL2             PBAL1            PBAL2             PGRI1             PGRI2
Dividend income from
mutual funds and
portfolios                      $ 189,972              $ 11             $ 11              $ 11             $ 17              $ 17
                                ---------              ----             ----              ----             ----              ----
Expenses:
     Mortality and
     expense risk fee              15,016                 3              191                 3              207                20
     Administrative charge          2,049                --               26                --               28                 3
                                ---------              ----             ----              ----             ----              ----
Total expenses                     17,065                 3              217                 3              235                23
                                ---------              ----             ----              ----             ----              ----
Investment income
(loss) - net                      172,907                 8             (206)                8             (218)               (6)
                                  =======                 =             ====                 =             ====                ==

Realized and unrealized gain (loss) on investments - net
Realized gain (loss)
on sales of investments
in mutual funds and portfolios:
     Proceeds from sales          200,786                 4              216                 4            1,449            12,468
     Cost of investments sold     183,319                 4              226                 4            1,510            12,652
                                ---------              ----             ----              ----             ----              ----
Net realized gain
(loss) on investments              17,467                --              (10)               --              (61)             (184)
Net change in
unrealized appreciation
or depreciation
of investments                   (684,808)              (53)          (3,334)              (19)          (2,575)              (63)
                                 --------               ---           ------               ---           ------               ---
Net gain (loss)
on investments                   (667,341)              (53)          (3,344)              (19)          (2,636)             (247)
                                 --------               ---           ------               ---           ------              ----
Net increase (decrease)
in net assets resulting
from operations                $ (494,434)            $ (45)        $ (3,550)            $ (11)        $ (2,854)           $ (253)
                               ==========             =====         ========             =====         ========            ======

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                                 Segregated Asset Subaccounts
                                ------------------------------------------------------------------------------------------------
Investment income                PMDC1            PMDC2             PGRO1            PGRO2             PSMC1             PSMC2
Dividend income from
mutual funds and
portfolios                      $ 1,049              $ 64             $ 24              $ 24            $ 363              $ 25
                                -------              ----             ----              ----            -----              ----
Expenses:
     Mortality and
     expense risk fee               765                68            1,424               501            3,270                78
     Administrative charge          104                10              194                75              446                11
                                    ---                --              ---                --              ---                --
Total expenses                      869                78            1,618               576            3,716                89
                                    ---                --            -----               ---            -----                --
Investment income
(loss) - net                        180               (14)          (1,594)             (552)          (3,353)              (64)
                                    ===               ===           ======              ====           ======               ===

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss)
on sales of investments
in mutual funds and portfolios:
     Proceeds from sales            633             1,734            2,883            14,424           33,635             1,532
     Cost of investments sold       623             1,742            3,195            15,687           34,702             1,717
                                    ---             -----            -----            ------           ------             -----
Net realized gain
(loss) on investments                10                (8)            (312)           (1,263)          (1,067)             (185)
Net change in
unrealized appreciation
or depreciation
of investments                   12,755               706          (49,400)          (14,642)        (173,780)           (4,595)
                                 ------               ---          -------           -------         --------            ------
Net gain (loss)
on investments                   12,765               698          (49,712)          (15,905)        (174,847)           (4,780)
                                 ------               ---          -------           -------         --------            ------
Net increase (decrease)
in net assets resulting
from operations                $ 12,945             $ 684        $ (51,306)        $ (16,457)      $ (178,200)         $ (4,844)
                               ========             =====        =========         =========       ==========          ========

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                             Segregated Asset Subaccounts
                               -------------------------------------------------------------------------------------------------
Investment income                PVAS1            PVAS2             PMSS1            PMSS2             PINT1            PINT2
Dividend income from
mutual funds and
portfolios                        $ 1               $ 1             $ 14              $ 14             $ 38              $ 38
                                  ---               ---             ----              ----             ----              ----
Expenses:
     Mortality and
     expense risk fee               4                 3                3                35               56                50
     Administrative charge         --                --               --                 5                7                 7
                                  ---               ---             ----              ----             ----              ----
Total expenses                      4                 3                3                40               63                57
                                    -                 -                -                --               --                --
Investment income
(loss) - net                       (3)               (2)              11               (26)             (25)              (19)
                                   ==                ==               ==               ===              ===               ===

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss) on
sales of investments
in mutual funds and portfolios:
     Proceeds from sales            5                 5                5                41               54                95
     Cost of investments sold       4                 4                5                39               56                96
                                    -                 -                -                --               --                --
Net realized gain
(loss) on investments               1                 1               --                 2               (2)               (1)
Net change in
unrealized appreciation
or depreciation
of investments                     65                65               30               549             (147)              328
                                   --                --               --               ---             ----               ---
Net gain (loss)
on investments                     66                66               30               551             (149)              327
                                   --                --               --               ---             ----               ---
Net increase (decrease)
in net assets resulting
from operations                  $ 63              $ 64             $ 41             $ 525           $ (174)            $ 308
                                 ====              ====             ====             =====           ======             =====

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                         Segregated Asset Subaccounts
                                -------------------------------------------------------------------------------------------------
Investment income                PGIS1            PGIS2             PNDS1            PNDS2             PTRS1             PTRS2
Dividend income from
mutual funds and
portfolios                         $ 15               $ 3              $ 6               $ 6             $ 13              $ 61
                                   ----               ---              ---               ---             ----              ----
Expenses:
     Mortality and
     expense risk fee             1,007                49              101                57               52                35
     Administrative charge          137                 7               14                 8                7                 5
                                    ---                 -               --                 -                -                 -
Total expenses                    1,144                56              115                65               59                40
                                  -----                --              ---                --               --                --
Investment income
(loss) - net                     (1,129)              (53)            (109)              (59)             (46)               21
                                 ======               ===             ====               ===              ===                ==

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss) on
sales of investments
in mutual funds and portfolios:
     Proceeds from sales         29,087                58            2,125                67           10,396                42
     Cost of investments sold    28,784                57            2,415                65           10,449                40
                                 ------                --            -----                --           ------                --
Net realized gain
(loss) on investments               303                 1             (290)                2              (53)                2
Net change in
unrealized appreciation
or depreciation
of investments                   (5,790)              (96)          (2,134)               52              896               698
                                 ------               ---           ------                --              ---               ---
Net gain (loss)
on investments                   (5,487)              (95)          (2,424)               54              843               700
                                 ------               ---           ------                --              ---               ---
Net increase (decrease)
in net assets resulting
from operations                $ (6,616)           $ (148)        $ (2,533)             $ (5)           $ 797             $ 721
                               ========            ======         ========              ====            =====             =====

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                              -------------------------------------------------------------------------------------------------
Investment income             PUTS1            PUTS2             PGIN1            PGIN2             PINC1             PINC2
Dividend income from
mutual funds and
portfolios                      $ 96              $ 26             $ 27              $ 27             $ 17              $ 17
                                ----              ----             ----              ----             ----              ----
Expenses:
     Mortality and
     expense risk fee          3,607                29              502               200               12                99
     Administrative charge       492                 4               68                30                1                15
                                 ---                 -               --                --                -                --
Total expenses                 4,099                33              570               230               13               114
                               -----                --              ---               ---               --               ---
Investment income
(loss) - net                  (4,003)               (7)            (543)             (203)               4               (97)
                              ======                ==             ====              ====                =               ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
    Proceeds from sales      199,049            12,702              620               232               14               116
    Cost of investments sold 200,008            12,440              605               223               14               110
                             -------            ------              ---               ---               --               ---
Net realized gain
(loss) on investments           (959)              262               15                 9               --                 6
Net change in
unrealized appreciation
or depreciation
of investments                12,332               203            7,152             4,141              109             1,328
                              ------               ---            -----             -----              ---             -----
Net gain (loss)
on investments                11,373               465            7,167             4,150              109             1,334
                              ------               ---            -----             -----              ---             -----
Net increase (decrease)
in net assets resulting
from operations              $ 7,370             $ 458          $ 6,624           $ 3,947            $ 113           $ 1,237
                             =======             =====          =======           =======            =====           =======

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                             Segregated Asset Subaccounts
                                              -------------------------------------------------------------
                                                                                                                   Combined
Investment income                              PIGR1            PIGR2             PVIS1            PVIS2       Variable Account
Dividend income from
mutual funds and
portfolios                                      $ 115              $ 33             $ 12               $ 4        $ 363,327
                                                -----              ----             ----               ---        ---------
Expenses:
     Mortality and
     expense risk fee                          10,022               155            7,488                77           58,274
     Administrative charge                      1,367                23            1,022                11            7,962
                                                -----                --            -----                --            -----
Total expenses                                 11,389               178            8,510                88           66,236
                                               ------               ---            -----                --           ------
Investment income
(loss) - net                                  (11,274)             (145)          (8,498)              (84)         297,091
                                              =======              ====           ======               ===          =======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
     Proceeds from sales                       26,054             1,594          130,203                77          992,579
     Cost of investments sold                  28,527             1,715          138,798                83        1,002,412
                                               ------             -----          -------                --        ---------
Net realized gain
(loss) on investments                          (2,473)             (121)          (8,595)               (6)          (9,833)
Net change in
unrealized appreciation
or depreciation
of investments                               (151,320)           (1,354)        (363,162)           (3,491)      (2,045,548)
                                             --------            ------         --------            ------       ----------
Net gain (loss)
on investments                               (153,793)           (1,475)        (371,757)           (3,497)      (2,055,381)
                                             --------            ------         --------            ------       ----------
Net increase (decrease)
in net assets resulting
from operations                            $ (165,067)         $ (1,620)      $ (380,255)         $ (3,581)    $ (1,758,290)
                                           ==========          ========       ==========          ========     ============

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                               -------------------------------------------------------------------------------------------------
Operations                      PBCA1            PBCA2             PBND1            PBND2             PCMG1             PCMG2
Investment income
(loss) - net                    $ (360)            $ (24)           $ 841              $ 14             $ 14              $ 11
Net realized gain
(loss) on investments           (3,066)             (211)              60                --               --                --
Net change in
unrealized appreciation
or depreciation
of investments                 (20,764)           (2,375)           1,187                (4)              (2)               (1)
                               -------            ------            -----                --               --                --
Net increase (decrease)
in net assets resulting
from operations                (24,190)           (2,610)           2,088                10               12                10
                               =======            ======            =====                ==               ==                ==

Contract transactions
Contract purchase payments     197,571            20,730           89,791                --               94                --
Net transfers(1)                26,097                --           (5,425)               --               --                --
Annuity payments                    --                --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges           (7,542)           (1,991)          (1,166)               (1)              (1)               (1)
     Death benefits                 --                --               --                --               --                --
                               -------            ------            -----                --               --                --
Increase (decrease)
from contract transactions     216,126            18,739           83,200                (1)              93                (1)
                               -------            ------           ------                --               --                --
Net assets at
beginning of year                  282               282              261               261              262               262
                                   ---               ---              ---               ---              ---               ---
Net assets at
end of year                  $ 192,218          $ 16,411         $ 85,549             $ 270            $ 367             $ 271
                             =========          ========         ========             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year               259               259              258               258              260               260
Contract purchase payments     210,897            18,813           87,715                --               91                --
Net transfers(1)                25,700                --           (5,265)               --               --                --
Contract terminations:
     Surrender benefits and
     contract charges          (36,665)           (2,000)          (1,125)               (1)              (1)               (1)
     Death benefits                 --                --               --                --               --                --
                               -------            ------            -----                --               --                --
Units outstanding
at end of year                 200,191            17,072           81,583               257              350               259
                               =======            ======           ======               ===              ===               ===

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                                ------------------------------------------------------------------------------------------------
Operations                       PDEI1            PDEI2             PEXI1            PEXI2             PMGD1             PMGD2
Investment income (loss) - net    $ (61)             $ (1)        $ 10,022              $ 23            $ 375              $ 19
Net realized gain
(loss) on investments                49                --              (83)               --               --                --
Net change in
unrealized appreciation
or depreciation
of investments                    8,446                (5)         (28,381)              (51)            (412)              (17)
                                  -----                --          -------               ---             ----               ---
Net increase (decrease)
in net assets resulting
from operations                   8,434                (6)         (18,442)              (28)             (37)                2
                                  =====                ==          =======               ===              ===                 =

Contract transactions
Contract purchase payments       14,575                --          252,469                --            5,289             1,028
Net transfers(1)                220,913                --           22,973                --               --                --
Annuity payments                     --                --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges              (329)               (1)            (294)               (1)              (1)               (1)
     Death benefits                  --                --               --                --               --                --
                                  -----                --          -------               ---             ----               ---
Increase (decrease)
from contract transactions      235,159                (1)         275,148                (1)           5,288             1,027
                                -------                --          -------                --            -----             -----
Net assets at
beginning of year                   267               267              267               267              279               279
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                   $ 243,860             $ 260        $ 256,973             $ 238          $ 5,530           $ 1,308
                              =========             =====        =========             =====          =======           =======

Accumulation unit activity
Units outstanding
at beginning of year                262               262              259               259              259               259
Contract purchase payments       14,864                --          254,701                --            5,071             1,001
Net transfers(1)                229,295                --           23,793                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges              (337)               (2)            (293)               (1)              (1)               (1)
     Death benefits                  --                --               --                --               --                --
                                  -----                --          -------               ---             ----               ---
Units outstanding
at end of year                  244,084               260          278,460               258            5,329             1,259
                                =======               ===          =======               ===            =====             =====

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                                 -------------------------------------------------------------------------------------------------
Operations                          PNDM1            PNDM2             PSCA1            PSCA2             PCAP1             PCAP2
Investment income (loss) - net   $ 116,826             $ 698          $ 2,088               $ 5         $ 24,756           $ 1,038
Net realized gain
(loss) on investments               (7,257)               (1)             (43)                1                2            (1,775)
Net change in
unrealized appreciation
or depreciation
of investments                    (341,143)           (1,278)          (4,317)                3         (231,649)           (5,431)
                                  --------            ------           ------                 -         --------            ------
Net increase (decrease)
in net assets resulting
from operations                   (231,574)             (581)          (2,272)                9         (206,891)           (6,168)
                                  ========              ====           ======                 =         ========            ======

Contract transactions
Contract purchase payments       1,244,404            10,007           93,659                --          854,308            30,313
Net transfers(1)                 1,073,929                --            5,579                --          587,436             8,766
Annuity payments                   (10,499)               --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges               (7,102)               (1)            (295)               (1)          (7,653)           (1,433)
     Death benefits                     --                --               --                --               --                --
                                  --------            ------           ------               ---         --------            ------
Increase (decrease)
from contract transactions       2,300,732            10,006           98,943                (1)       1,434,091            37,646
                                 ---------            ------           ------                --        ---------            ------
Net assets at
beginning of year                      296               296              282               282              317               317
                                       ---               ---              ---               ---              ---               ---
Net assets at
end of year                    $ 2,069,454           $ 9,721         $ 96,953             $ 290      $ 1,227,517          $ 31,795
                               ===========           =======         ========             =====      ===========          ========

Accumulation unit activity
Units outstanding
at beginning of year                   257               257              254               254              251               251
Contract purchase payments       1,081,501             9,135           79,512                --          672,993            22,478
Net transfers(1)                   967,900                --            5,253                --          464,694             7,038
Contract terminations:
     Surrender benefits and
     contract charges             (112,818)               (1)            (286)               (1)         (34,472)           (1,191)
     Death benefits                     --                --               --                --               --                --
                                  --------            ------           ------               ---         --------            ------
Units outstanding
at end of year                   1,936,840             9,391           84,733               253        1,103,466            28,576
                                 =========             =====           ======               ===        =========            ======

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                                 Segregated Asset Subaccounts
                                -------------------------------------------------------------------------------------------------
Operations                         PVAL1            PVAL2             PBAL1            PBAL2             PGRI1             PGRI2
Investment income (loss) - net  $ 172,907               $ 8           $ (206)              $ 8           $ (218)             $ (6)
Net realized gain
(loss) on investments              17,467                --              (10)               --              (61)             (184)
Net change in
unrealized appreciation
or depreciation
of investments                   (684,808)              (53)          (3,334)              (19)          (2,575)              (63)
                                 --------               ---           ------               ---           ------               ---
Net increase (decrease)
in net assets resulting
from operations                  (494,434)              (45)          (3,550)              (11)          (2,854)             (253)
                                 ========               ===           ======               ===           ======              ====

Contract transactions
Contract purchase payments      3,442,592                --           56,413                --           86,500                --
Net transfers(1)                1,564,163                --           10,520                --               10             2,700
Annuity payments                  (10,265)               --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges             (20,841)               (1)              (1)               (1)            (825)               (1)
     Death benefits                    --                --               --                --               --                --
                                 --------               ---           ------               ---           ------               ---
Increase (decrease)
from contract transactions      4,975,649                (1)          66,932                (1)          85,685             2,699
                                ---------                --           ------                --           ------             -----
Net assets at
beginning of year                     287               287              199               199              200               200
                                      ---               ---              ---               ---              ---               ---
Net assets at
end of year                   $ 4,481,502             $ 241         $ 63,581             $ 187         $ 83,031           $ 2,646
                              ===========             =====         ========             =====         ========           =======

Accumulation unit activity
Units outstanding
at beginning of year                  258               258              196               196              195               195
Contract purchase payments      3,232,384                --           55,386                --           85,775                --
Net transfers(1)                1,664,900                --           10,631                --               --             2,516
Contract terminations:
     Surrender benefits and
     contract charges            (128,873)               (1)              (1)               (1)            (860)               (1)
     Death benefits                    --                --               --                --               --                --
                                 --------               ---           ------               ---           ------               ---
Units outstanding
at end of year                  4,768,669               257           66,212               195           85,110             2,710
                                =========               ===           ======               ===           ======             =====

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                                -------------------------------------------------------------------------------------------------
Operations                        PMDC1            PMDC2             PGRO1            PGRO2             PSMC1             PSMC2
Investment income (loss) - net     $ 180             $ (14)        $ (1,594)           $ (552)        $ (3,353)            $ (64)
Net realized gain
(loss) on investments                 10                (8)            (312)           (1,263)          (1,067)             (185)
Net change in
unrealized appreciation
or depreciation
of investments                    12,755               706          (49,400)          (14,642)        (173,780)           (4,595)
                                  ------               ---          -------           -------         --------            ------
Net increase (decrease)
in net assets resulting
from operations                   12,945               684          (51,306)          (16,457)        (178,200)           (4,844)
                                  ======               ===          =======           =======         ========            ======

Contract transactions
Contract purchase payments       267,655            19,151          398,569           123,801          894,888            23,504
Net transfers(1)                  55,194                --           26,077            25,638          340,814             7,668
Annuity payments                      --                --               --                --           (3,003)               --
Contract terminations:
     Surrender benefits and
     contract charges               (618)           (1,672)          (1,281)           (1,964)          (7,614)           (1,459)
     Death benefits                   --                --               --                --               --                --
                                  ------               ---          -------           -------         --------            ------
Increase (decrease)
from contract transactions       322,231            17,479          423,365           147,475        1,225,085            29,713
                                 -------            ------          -------           -------        ---------            ------
Net assets at
beginning of year                    233               233              222               222              349               349
                                     ---               ---              ---               ---              ---               ---
Net assets at
end of year                    $ 335,409          $ 18,396        $ 372,281         $ 131,240      $ 1,047,234          $ 25,218
                               =========          ========        =========         =========      ===========          ========

Accumulation unit activity
Units outstanding
at beginning of year                 188               188              191               191              243               243
Contract purchase payments       170,597            12,143          343,178           107,651          626,807            16,003
Net transfers(1)                  35,124                --           22,886            22,473          256,806             5,746
Contract terminations:
     Surrender benefits and
     contract charges               (404)           (1,074)          (1,262)           (1,810)         (29,089)           (1,128)
     Death benefits                   --                --               --                --               --                --
                                  ------               ---          -------           -------         --------            ------
Units outstanding
at end of year                   205,505            11,257          364,993           128,505          854,767            20,864
                                 =======            ======          =======           =======          =======            ======

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                                 -----------------------------------------------------------------------------------------------
Operations                         PVAS1             PVAS2            PMSS1            PMSS2             PINT1             PINT2
Investment income (loss) - net     $ (3)             $ (2)            $ 11             $ (26)           $ (25)            $ (19)
Net realized gain
(loss) on investments                 1                 1               --                 2               (2)               (1)
Net change in
unrealized appreciation
or depreciation
of investments                       65                65               30               549             (147)              328
                                     --                --               --               ---             ----               ---
Net increase (decrease)
in net assets resulting
from operations                      63                64               41               525             (174)              308
                                     ==                ==               ==               ===             ====               ===

Contract transactions
Contract purchase payments           --                --               93             4,961           13,882            13,014
Net transfers(1)                     --                --               --                --            3,804               (38)
Annuity payments                     --                --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges                (1)               (2)              (1)               (1)              (1)               (1)
     Death benefits                  --                --               --                --               --                --
                                     --                --               --               ---             ----               ---
Increase (decrease)
from contract transactions           (1)               (2)              92             4,960           17,685            12,975
                                     --                --               --             -----           ------            ------
Net assets at
beginning of year                   270               270              269               269              286               286
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 332             $ 332            $ 402           $ 5,754         $ 17,797          $ 13,569
                                  =====             =====            =====           =======         ========          ========

Accumulation unit activity
Units outstanding
at beginning of year                259               259              260               260              254               254
Contract purchase payments           --                --               88             4,719           12,562            12,211
Net transfers(1)                     --                --               --                --            3,557                --
Contract terminations:
     Surrender benefits and
     contract charges                (1)               (1)              (1)               (1)              (1)               (1)
     Death benefits                  --                --               --                --               --                --
                                     --                --               --               ---             ----               ---
Units outstanding
at end of year                      258               258              347             4,978           16,372            12,464
                                    ===               ===              ===             =====           ======            ======

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                                -------------------------------------------------------------------------------------------------
Operations                        PGIS1              PGIS2            PNDS1             PNDS2             PTRS1             PTRS2
Investment income (loss) - net  $ (1,129)            $ (53)          $ (109)            $ (59)           $ (46)             $ 21
Net realized gain
(loss) on investments                303                 1             (290)                2              (53)                2
Net change in
unrealized appreciation
or depreciation
of investments                    (5,790)              (96)          (2,134)               52              896               698
                                  ------               ---           ------                --              ---               ---
Net increase (decrease)
in net assets resulting
from operations                   (6,616)             (148)          (2,533)               (5)             797               721
                                  ======              ====           ======                ==              ===               ===

Contract transactions
Contract purchase payments       152,831             8,176           24,919            19,030           26,318               301
Net transfers(1)                 159,276                --            3,134                --            2,446             6,118
Annuity payments                      --                --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges               (301)               (1)              (1)               (1)          (1,513)               (1)
     Death benefits                   --                --               --                --               --                --
                                  ------               ---           ------                --              ---               ---
Increase (decrease)
from contract transactions       311,806             8,175           28,052            19,029           27,251             6,418
                                  ------               ---           ------                --              ---               ---
Net assets at
beginning of year                    274               274              339               339              259               259
                                     ---               ---              ---               ---              ---               ---
Net assets at
end of year                    $ 305,464           $ 8,301         $ 25,858          $ 19,363         $ 28,307           $ 7,398
                               =========           =======         ========          ========         ========           =======

Accumulation unit activity
Units outstanding
at beginning of year                 261               261              238               238              259               259
Contract purchase payments       141,747             7,742           16,335            13,757           23,649               294
Net transfers(1)                 153,221                --            2,137                --            2,189             5,903
Contract terminations:
     Surrender benefits and
     contract charges               (311)               (1)              (1)               (1)          (1,368)               (1)
     Death benefits                   --                --               --                --               --                --
                                  ------               ---           ------                --              ---               ---
Units outstanding
at end of year                   294,918             8,002           18,709            13,994           24,729             6,455
                                 =======             =====           ======            ======           ======             =====

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                                Segregated Asset Subaccounts
                                  -------------------------------------------------------------------------------------------------
Operations                           PUTS1              PUTS2           PGIN1            PGIN2              PINC1            PINC2
Investment income (loss) - net    $ (4,003)             $ (7)          $ (543)           $ (203)             $ 4             $ (97)
Net realized gain
(loss) on investments                 (959)              262               15                 9               --                 6
Net change in
unrealized appreciation
or depreciation
of investments                      12,332               203            7,152             4,141              109             1,328
                                    ------               ---            -----             -----              ---             -----
Net increase (decrease)
in net assets resulting
from operations                      7,370               458            6,624             3,947              113             1,237
                                     =====               ===            =====             =====              ===             =====

Contract transactions
Contract purchase payments         674,267             7,424          123,688            49,296            3,750            14,984
Net transfers(1)                   667,167             2,556           20,152             7,805            1,250                --
Annuity payments                        --                --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges               (3,753)               (1)             (51)               (1)              (1)               (1)
     Death benefits                 (9,789)               --               --                --               --                --
                                   -------             -----          -------            ------            -----            ------
Increase (decrease)
from contract transactions       1,327,892             9,979          143,789            57,100            4,999            14,983
                                 ---------             -----          -------            ------            -----            ------
Net assets at
beginning of year                      291               291              254               254              257               257
                                       ---               ---              ---               ---              ---               ---
Net assets at
end of year                    $ 1,335,553          $ 10,728        $ 150,667          $ 61,301          $ 5,369          $ 16,477
                               ===========          ========        =========          ========          =======          ========

Accumulation unit activity
Units outstanding
at beginning of year                   255               255              262               262              258               258
Contract purchase payments         588,246             6,522          125,139            51,099            3,636            15,298
Net transfers(1)                   558,054             2,122           20,694             7,994            1,178                --
Contract terminations:
     Surrender benefits and
     contract charges              (28,755)               (1)             (52)               (1)              (1)               (1)
     Death benefits                 (8,732)               --               --                --               --                --
                                   -------             -----          -------            ------            -----            ------
Units outstanding
at end of year                   1,109,068             8,898          146,043            59,354            5,071            15,555
                                 =========             =====          =======            ======            =====            ======

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                              Segregated Asset Subaccounts
                                            ---------------------------------------------------------------
                                                                                                                   Combined
Operations                                     PIGR1            PIGR2             PVIS1            PVIS2       Variable Account
Investment income (loss) - net              $ (11,274)           $ (145)        $ (8,498)            $ (84)       $ 297,091
Net realized gain
(loss) on investments                          (2,473)             (121)          (8,595)               (6)          (9,833)
Net change in
unrealized appreciation
or depreciation
of investments                               (151,320)           (1,354)        (363,162)           (3,491)      (2,045,548)
                                             --------            ------         --------            ------       ----------
Net increase (decrease)
in net assets resulting
from operations                              (165,067)           (1,620)        (380,255)           (3,581)      (1,758,290)
                                             ========            ======         ========            ======       ==========

Contract transactions
Contract purchase payments                  2,218,356            35,928        1,959,558            12,839       13,490,926
Net transfers(1)                              836,381             1,286          668,814            13,749        6,366,952
Annuity payments                               (2,881)               --           (3,067)               --          (29,715)
Contract terminations:
     Surrender benefits and
     contract charges                         (12,027)           (1,443)         (11,176)               (1)         (94,372)
     Death benefits                            (5,246)               --           (4,328)               --          (19,363)
                                               ------              ----           ------              ----          -------
Increase (decrease)
from contract transactions                  3,034,583            35,771        2,609,801            26,587       19,714,428
                                            ---------            ------        ---------            ------       ----------
Net assets at
beginning of year                                 324               324              329               329           14,310
                                                  ---               ---              ---               ---           ------
Net assets at
end of year                               $ 2,869,840          $ 34,475      $ 2,229,875          $ 23,335     $ 17,970,448
                                          ===========          ========      ===========          ========     ============

Accumulation unit activity
Units outstanding
at beginning of year                              252               252              253               253
Contract purchase payments                  1,804,874            29,939        1,354,481             8,764
Net transfers(1)                              713,250             1,098          491,556             9,910
Contract terminations:
     Surrender benefits and
     contract charges                         (39,803)           (1,285)         (44,344)               (1)
     Death benefits                            (4,868)               --           (3,865)               --
                                               ------              ----           ------              ----
Units outstanding
at end of year                              2,473,705            30,004        1,798,081            18,926
                                            =========            ======        =========            ======

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                Segregated Asset Subaccounts
                                  -------------------------------------------------------------------------------------------------
Operations                        PNDM1(1)         PNDM2(2)          PSCA1(1)         PSCA2(2)          PCAP1(3)          PCAP2(4)
Investment income (loss) - net      $ 1               $ 1              $ 1               $ 1              $ 6               $ 6
Net change in
unrealized appreciation
or depreciation
of investments                       34                30               21                22               51                46
                                     --                --               --                --               --                --
Net increase (decrease)
in net assets resulting
from operations                      35                31               22                23               57                52
                                     ==                ==               ==                ==               ==                ==

Contract transactions
Contract purchase payments          261               265              260               259              260               265
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 296             $ 296            $ 282             $ 282            $ 317             $ 317
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          257               257              254               254              251               251
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      257               257              254               254              251               251
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.
(3)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(4)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                Segregated Asset Subaccounts
                                 -------------------------------------------------------------------------------------------------
Operations                        PVAL1(1)         PVAL2(2)          PBAL1(1)         PBAL2(2)          PGRI1(1)          PGRI2(2)
Investment income (loss) - net      $ 4               $ 4              $--               $--              $--               $--
Net change in
unrealized appreciation
or depreciation
of investments                       23                18                4                 3                5                 4
                                     --                --                -                 -                -                 -
Net increase (decrease)
in net assets resulting
from operations                      27                22                4                 3                5                 4
                                     ==                ==                =                 =                =                 =

Contract transactions
Contract purchase payments          260               265              195               196              195               196
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 287             $ 287            $ 199             $ 199            $ 200             $ 200
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          258               258              196               196              195               195
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      258               258              196               196              195               195
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                       Segregated Asset Subaccounts
                                 -------------------------------------------------------------------------------------------------
Operations                        PMDC1(1)          PMDC2(2)          PGRO1(1)          PGRO2(2)         PSMC1(1)          PSMC2(2)
Investment income (loss) - net      $ 1               $ 1             $ (1)             $ (1)             $--               $--
Net change in
unrealized appreciation
or depreciation
of investments                       37                34               28                24               89                83
                                     --                --               --                --               --                --
Net increase (decrease)
in net assets resulting
from operations                      38                35               27                23               89                83
                                     ==                ==               ==                ==               ==                ==

Contract transactions
Contract purchase payments          195               198              195               199              260               266
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 233             $ 233            $ 222             $ 222            $ 349             $ 349
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          188               188              191               191              243               243
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      188               188              191               191              243               243
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                       Segregated Asset Subaccounts
                                 -------------------------------------------------------------------------------------------------
Operations                        PVAS1(1)         PVAS2(2)          PMSS1(1)         PMSS2(2)          PINT1(1)          PINT2(2)
Investment income (loss) - net     $ (1)             $ (1)             $--               $--              $--               $--
Net change in
unrealized appreciation
or depreciation
of investments                       11                12                9                10               26                23
                                     --                --                -                --               --                --
Net increase (decrease)
in net assets resulting
from operations                      10                11                9                10               26                23
                                     ==                ==                =                ==               ==                ==

Contract transactions
Contract purchase payments          260               259              260               259              260               263
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 270             $ 270            $ 269             $ 269            $ 286             $ 286
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          259               259              260               260              254               254
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      259               259              260               260              254               254
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                       Segregated Asset Subaccounts
                                  -------------------------------------------------------------------------------------------------
Operations                        PGIS1(1)         PGIS2(2)          PNDS1(1)         PNDS2(2)          PTRS1(1)          PTRS2(2)
Investment income (loss) - net      $--               $--              $ 5               $ 5              $--               $--
Net change in
unrealized appreciation
or depreciation
of investments                       14                13               74                66               (1)               (1)
                                     --                --               --                --               --                --
Net increase (decrease)
in net assets resulting
from operations                      14                13               79                71               (1)               (1)
                                     ==                ==               ==                ==               ==                ==

Contract transactions
Contract purchase payments          260               261              260               268              260               260
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 274             $ 274            $ 339             $ 339            $ 259             $ 259
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          261               261              238               238              259               259
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      261               261              238               238              259               259
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                       Segregated Asset Subaccounts
                                 -------------------------------------------------------------------------------------------------
Operations                        PUTS1(1)         PUTS2(2)          PGIN1(1)         PGIN2(2)          PINC1(1)          PINC2(2)
Investment income (loss) - net      $--               $--              $--               $--              $--               $--
Net change in
unrealized appreciation
or depreciation
of investments                       31                27               (6)               (5)              (3)               (2)
                                     --                --               --                --               --                --
Net increase (decrease)
in net assets resulting
from operations                      31                27               (6)               (5)              (3)               (2)
                                     ==                ==               ==                ==               ==                ==

Contract transactions
Contract purchase payments          260               264              260               259              260               259
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
Net assets at
end of year                       $ 291             $ 291            $ 254             $ 254            $ 257             $ 257
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          255               255              262               262              258               258
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      255               255              262               262              258               258
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                Segregated Asset Subaccounts
                                -------------------------------------------------------------------------------------------------
Operations                       PBCA1(1)         PBCA2(2)          PBND1(1)         PBND2(2)          PCMG1(1)          PCMG2(2)
Investment income (loss) - net     $ (1)             $ (1)             $ 2               $ 2              $ 1               $ 1
Net change in
unrealized appreciation
or depreciation
of investments                       22                19               (2)               (2)              --                --
                                     --                --               --                --              ---               ---
Net increase (decrease)
in net assets resulting
from operations                      21                18               --                --                1                 1
                                     ==                ==               ==                ==                =                 =

Contract transactions
Contract purchase payments          261               264              261               261              261               261
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                     --                --               --                --              ---               ---
Net assets at
end of year                       $ 282             $ 282            $ 261             $ 261            $ 262             $ 262
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          259               259              258               258              260               260
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      259               259              258               258              260               260
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                             Segregated Asset Subaccounts
                                   ------------------------------------------------------------------------------------------------
Operations                         PDEI1(1)         PDEI2(2)          PEXI1(1)         PEXI2(2)          PMGD1(1)          PMGD2(2)
Investment income (loss) - net      $--               $--              $ 3               $ 3             $ 12              $ 12
Net change in
unrealized appreciation
or depreciation
of investments                        6                 5                4                 4                6                 4
                                      -                 -                -                 -                -                 -
Net increase (decrease)
in net assets resulting
from operations                       6                 5                7                 7               18                16
                                      =                 =                =                 =               ==                ==

Contract transactions
Contract purchase payments          261               262              260               260              261               263
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 267             $ 267            $ 267             $ 267            $ 279             $ 279
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          262               262              259               259              259               259
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      262               262              259               259              259               259
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                  Segregated Asset Subaccounts
                                  ------------------------------------------------------------
                                                                                                       Combined
Operations                        PIGR1(1)         PIGR2(2)          PVIS1(1)         PVIS2(2)      Variable Account
Investment income (loss) - net      $--               $--             $ 24              $ 24            $ 114
Net change in
unrealized appreciation
or depreciation
of investments                       64                56               45                39            1,124
                                     --                --               --                --            -----
Net increase (decrease)
in net assets resulting
from operations                      64                56               69                63            1,238
                                     ==                ==               ==                ==            =====

Contract transactions
Contract purchase payments          260               268              260               266           13,072
                                    ---               ---              ---               ---           ------
Net assets at
beginning of year                    --                --               --                --               --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 324             $ 324            $ 329             $ 329         $ 14,310
                                  =====             =====            =====             =====         ========

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --
Contract purchase payments          252               252              253               253
                                    ---               ---              ---               ---
Units outstanding
at end of year                      252               252              253               253
                                    ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM)

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.



-------------------- ----------------------------------- -----------------------
Subaccount           Invests exclusively in shares of    Investment Manager
-------------------- ----------------------------------- -----------------------
PBCA1                AXP(R) Variable Portfolio - Blue    IDS Life Insurance
PBCA2                Chip Advantage Fund                 Company (1)
-------------------- ----------------------------------- -----------------------
PBND1                AXP(R) Variable Portfolio - Bond    IDS Life Insurance
PBND2                Fund                                Company (1)
-------------------- ----------------------------------- -----------------------
PCMG1                AXP(R) Variable Portfolio - Cash    IDS Life Insurance
PCMG2                Management Fund                     Company (1)
-------------------- ----------------------------------- -----------------------
PDEI1                AXP(R) Variable Portfolio -         IDS Life Insurance
PDEI2                Diversified Equity Income Fund      Company (1)
-------------------- ----------------------------------- -----------------------
PEXI1                AXP(R) Variable Portfolio - Extra   IDS Life Insurance
PEXI2                Income Fund                         Company (1)
-------------------- ----------------------------------- -----------------------
PMGD1                AXP(R) Variable Portfolio - Managed IDS Life Insurance
PMGD2                Fund                                Company (1)
-------------------- ----------------------------------- -----------------------
PNDM1                AXP(R) Variable Portfolio - New     IDS Life Insurance
PNDM2                Dimensions Fund(R)                  Company (1)
-------------------- ----------------------------------- -----------------------
PSCA1                AXP(R) Variable Portfolio - Small   IDS Life Insurance
PSCA2                Cap Advantage Fund                  Company (2)
-------------------- ----------------------------------- -----------------------
PCAP1                AIM V.I. Capital Appreciation Fund  A I M Advisors, Inc.
PCAP2
-------------------- ----------------------------------- -----------------------
PVAL1                AIM V.I. Value Fund                 A I M Advisors, Inc.
PVAL2
-------------------- ----------------------------------- -----------------------
PBAL1                Fidelity VIP III Balanced           Fidelity Management &
PBAL2                Portfolio (Service Class)           Research Company
                                                         (FMR)(3)
-------------------- ----------------------------------- -----------------------
PGRI1                Fidelity VIP III Growth & Income    Fidelity Management &
PGRI2                Portfolio (Service Class)           Research Company
                                                         (FMR)(4)
-------------------- ----------------------------------- -----------------------
PMDC1                Fidelity VIP III Mid Cap            Fidelity Management &
PMDC2                Portfolio (Service Class)           Research Company
                                                         (FMR)(4)
-------------------- ----------------------------------- -----------------------
PGRO1                Fidelity VIP Growth Portfolio       Fidelity Management &
PGRO2                (Service Class)                     Research Company
                                                         (FMR)(5)
-------------------- ----------------------------------- -----------------------
PSMC1                FTVIPT Franklin Small Cap Fund -    Franklin Advisers,
PSMC2                Class 2                             Inc.

-------------------- ----------------------------------- -----------------------
PVAS1                FTVIPT Franklin Value Securities    Franklin Advisory
PVAS2                Fund - Class 2                      Services, LLC
-------------------- ----------------------------------- -----------------------
PMSS1                FTVIPT Mutual Shares Securities     Franklin Mutual
PMSS2                Fund - Class 2                      Advisers, LLC
-------------------- ----------------------------------- -----------------------
PINT1                FTVIPT Templeton International      Templeton Investment
PINT2                Securities Fund - Class 2           Counsel, LLC
-------------------- ----------------------------------- -----------------------
PGIS1                MFS(R) Investors Trust Series -     MFS Investment
PGIS2                Initial Class                       Management(R)
-------------------- ----------------------------------- -----------------------
PNDS1                MFS(R) New Discovery Series -       MFS Investment
PNDS2                Initial Class                       Management(R)
-------------------- ----------------------------------- -----------------------

-------------------- ----------------------------------- -----------------------
Subaccount           Invests exclusively in shares of    Investment Manager
-------------------- ----------------------------------- -----------------------
PTRS1                MFS(R) Total Return Series -        MFS Investment
PTRS2                Initial Class                       Management(R)
-------------------- ----------------------------------- -----------------------
PUTS1                MFS(R) Utilities Series - Initial   MFS Investment
PUTS2                Class                               Management(R)
-------------------- ----------------------------------- -----------------------
PGIN1                Putnam VT Growth and Income Fund    Putnam Investment
PGIN2                - Class IB Shares                   Management, LLC
-------------------- ----------------------------------- -----------------------
PINC1                Putnam VT Income Fund - Class IB    Putnam Investment
PINC2                Shares                              Management, LLC
-------------------- ----------------------------------- -----------------------
PIGR1                Putnam VT International Growth      Putnam Investment
PIGR2                Fund - Class IB Shares              Management, LLC
-------------------- ----------------------------------- -----------------------
PVIS1                Putnam VT Vista Fund - Class IB     Putnam Investment
PVIS2                Shares                              Management, LLC
-------------------- ----------------------------------- -----------------------

(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(3) FMR U.K., FMR Far East and Fidelity Investments Money Market Management Inc.
    (FIMM) are the  sub-investment  advisers.
(4) FMR U.K. and FMR Far East are the sub-investment advisers.
(5) FMR U.K. and FMR Far East and FIMM are the sub-investment advisers.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE
American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.00% or 1.10% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

4. ADMINISTRATIVE CHARGE
American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE
American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE
American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

------------------- ----------------------------- --------------- --------------
Subaccount          Investment                            Shares            NAV
------------------- ----------------------------- --------------- --------------
PBCA1               AXP(R) Variable Portfolio -           19,353          $9.88
PBCA2               Blue Chip Advantage Fund               1,662           9.88
------------------- ----------------------------- --------------- --------------
PBND1               AXP(R) Variable Portfolio -            8,213          10.37
PBND2               Bond Fund                                 26          10.37
------------------- ----------------------------- --------------- --------------
PCMG1               AXP(R) Variable Portfolio -              365           1.00
PCMG2               Cash Management Fund                     271           1.00
------------------- ----------------------------- --------------- --------------
PDEI1               AXP(R) Variable Portfolio -           24,389          10.01
PDEI2               Diversified Equity Income                 26          10.01
                    Fund
------------------- ----------------------------- --------------- --------------
PEXI1               AXP(R) Variable Portfolio -           36,480           6.99
PEXI2               Extra Income Fund                         34           6.99
------------------- ----------------------------- --------------- --------------
PMGD1               AXP(R) Variable Portfolio -              313          17.68
PMGD2               Managed Fund                              74          17.68
------------------- ----------------------------- --------------- --------------
PNDM1               AXP(R) Variable Portfolio -          107,776          19.21
PNDM2               New Dimensions Fund(R)                   506          19.21
------------------- ----------------------------- --------------- --------------
PSCA1               AXP(R) Variable Portfolio -            8,663          11.20
PSCA2               Small Cap Advantage Fund                  26          11.20
------------------- ----------------------------- --------------- --------------
PCAP1               AIM V.I. Capital                      39,760          30.84
PCAP2               Appreciation Fund                      1,031          30.84
------------------- ----------------------------- --------------- --------------
PVAL1               AIM V.I. Value Fund                  162,312          27.31
PVAL2                                                          9          27.31
------------------- ----------------------------- --------------- --------------
PBAL1               Fidelity VIP III Balanced              4,418          14.39
PBAL2               Portfolio (Service Class)                 13          14.39
------------------- ----------------------------- --------------- --------------
PGRI1               Fidelity VIP III Growth &              5,466          15.19
PGRI2               Income Portfolio (Service                174          15.19
                    Class)
------------------- ----------------------------- --------------- --------------
PMDC1               Fidelity VIP III Mid Cap              16,493          20.22
PMDC2               Portfolio (Service Class)                910          20.22
------------------- ----------------------------- --------------- --------------
PGRO1               Fidelity VIP Growth                    8,558          43.50
PGRO2               Portfolio - (Service Class)            3,017          43.50
------------------- ----------------------------- --------------- --------------
PSMC1               FTVIPT Franklin Small Cap             49,185          21.14
PSMC2               Fund - Class 2                         1,133          21.14
------------------- ----------------------------- --------------- --------------
PVAS1               FTVIPT Franklin Value                     34           9.82
PVAS2               Securities Fund - Class 2                 34           9.82
------------------- ----------------------------- --------------- --------------
PMSS1               FTVIPT Mutual Shares                      28          14.22
PMSS2               Securities Fund - Class 2                405          14.22
------------------- ----------------------------- --------------- --------------
PINT1               FTVIPT Templeton                         953          18.67
PINT2               International Securities                 727          18.67
                    Fund - Class 2
------------------- ----------------------------- --------------- --------------
PGIS1               MFS(R) Investors Trust Series         14,077          21.01
PGIS2               - Initial Class                          395          21.01
------------------- ----------------------------- --------------- --------------
PNDS1               MFS(R) New Discovery Series -          1,557          16.61
PNDS2               Initial Class                          1,166          16.61
------------------- ----------------------------- --------------- --------------
PTRS1               MFS(R) Total Return Series -           1,445          19.59
PTRS2               Initial Class                            378          19.59
------------------- ----------------------------- --------------- --------------
PUTS1               MFS(R) Utilities Series -             56,273          23.57
PUTS2               Initial Class                            455          23.57
------------------- ----------------------------- --------------- --------------
PGIN1               Putnam VT Growth and Income            5,849          25.76
PGIN2               Fund - Class IB Shares                 2,314          25.76
------------------- ----------------------------- --------------- --------------
PINC1               Putnam VT Income Fund -                  427          12.58
PINC2               Class IB Shares                        1,310          12.58
------------------- ----------------------------- --------------- --------------
PIGR1               Putnam VT International              161,773          17.67
PIGR2               Growth Fund - Class IB                 1,880          17.67
                    Shares
------------------- ----------------------------- --------------- --------------
PVIS1               Putnam VT Vista Fund -               112,376          19.60
PVIS2               Class IB Shares                        1,126          19.60
------------------- ----------------------------- --------------- --------------

8. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                         Year ended Dec. 31,
------------------- ----------------------------- --------------- --------------
Subaccount          Investment                              2000           1999
------------------- ----------------------------- --------------- --------------
PBCA1(1)            AXP(R) Variable Portfolio -        $ 257,400          $ 260
PBCA2(2)            Blue Chip Advantage Fund              20,786            263
------------------- ----------------------------- --------------- --------------
PBND1(1)            AXP(R) Variable Portfolio -           89,797            261
PBND2(2)            Bond Fund                                 18            261
------------------- ----------------------------- --------------- --------------
PCMG1(1)            AXP(R) Variable Portfolio -              111            261
PCMG2(2)            Cash Management Fund                      15            261
------------------- ----------------------------- --------------- --------------
PDEI1(1)            AXP(R) Variable Portfolio -          236,154            261
PDEI2(2)            Diversified Equity Income                  3            262
                    Fund
------------------- ----------------------------- --------------- --------------
PEXI1(1)            AXP(R) Variable Portfolio -          284,950            261
PEXI2(2)            Extra Income Fund                         27            261
------------------- ----------------------------- --------------- --------------
PMGD1(1)            AXP(R) Variable Portfolio -            5,692            273
PMGD2(2)            Managed Fund                           1,051            275
------------------- ----------------------------- --------------- --------------
PNDM1(1)            AXP(R) Variable Portfolio -        2,571,320            262
PNDM2(2)            New Dimensions Fund(R)                10,725            266
------------------- ----------------------------- --------------- --------------
PSCA1(1)            AXP(R) Variable Portfolio -          102,109            261
PSCA2(2)            Small Cap Advantage Fund                   9            260
------------------- ----------------------------- --------------- --------------
PCAP1(1)            AIM V.I. Capital                   1,547,572            266
PCAP2(2)            Appreciation Fund                     52,014            271
------------------- ----------------------------- --------------- --------------
PVAL1(1)            AIM V.I. Value Fund                5,300,588            264
PVAL2(2)                                                      11            270
------------------- ----------------------------- --------------- --------------
PBAL1(1)            Fidelity VIP III Balanced             66,942            196
PBAL2(2)            Portfolio (Service Class)                 11            196
------------------- ----------------------------- --------------- --------------
PGRI1(1)            Fidelity VIP III Growth &             86,916            196
PGRI2(2)            Income Portfolio (Service             15,161            196
                    Class)
------------------- ----------------------------- --------------- --------------
PMDC1(1)            Fidelity VIP III Mid Cap             321,122            196
PMCD2(2)            Portfolio (Service Class)             19,199            199
------------------- ----------------------------- --------------- --------------
PGRO1(1)            Fidelity VIP Growth                  424,654            195
PGRO2(2)            Portfolio (Service Class)            161,347            198
------------------- ----------------------------- --------------- --------------
PSMC1(1)            FTVIPT Franklin Small Cap          1,247,897            260
PSMC2(2)            Fund - Class 2                        29,919            266
------------------- ----------------------------- --------------- --------------
PVAS1(1)            FTVIPT Franklin Value                      1            260
PVAS2(2)            Securities Fund - Class 2                  1            258
------------------- ----------------------------- --------------- --------------
PMSS1(1)            FTVIPT Mutual Shares                     108            260
PMSS2(2)            Securities Fund - Class 2              4,975            259
------------------- ----------------------------- --------------- --------------
PINT1(1)            FTVIPT Templeton                      17,714            260
PINT2(2)            International Securities              13,051            263
                    Fund - Class 2
------------------- ----------------------------- --------------- --------------
PGIS1(1)            MFS(R) Investors Trust Series        330,052            260
PGIS2(2)            - Initial Class                        8,180            261
------------------- ----------------------------- --------------- --------------
PNDS1(1)            MFS(R) New Discovery Series -         30,068            265
PNDS2(2)            Initial Class                         19,037            274
------------------- ----------------------------- --------------- --------------
PTRS1(1)            MFS(R) Total Return Series -          37,601            260
PTRS2(2)            Initial Class                          6,481            260
------------------- ----------------------------- --------------- --------------
PUTS1(1)            MFS(R) Utilities Series -          1,513,746            260
PUTS2(2)            Initial Class                         22,674            264
------------------- ----------------------------- --------------- --------------
PGIN1(1)            Putnam VT Growth and Income          143,866            260
PGIN2(2)            Fund - Class IB Shares                55,447            259
------------------- ----------------------------- --------------- --------------
PINC1(1)            Putnam VT Income Fund -                5,017            260
PINC2(2)            Class IB Shares                       15,002            259
------------------- ----------------------------- --------------- --------------
PIGR1(1)            Putnam VT International            3,038,047            260
PIGR2(2)            Growth Fund - Class IB                35,958            269
                    Shares
------------------- ----------------------------- --------------- --------------
PVIS1(1)            Putnam VT Vista Fund -             2,704,192            284
PVIS2(2)            Class IB Shares                       25,318            290
------------------- ----------------------------- --------------- --------------
                    Combined Variable Account        $20,880,056        $13,183
------------------- ----------------------------- --------------- --------------

(1) Operations commenced on Nov. 9, 1999.
(2) Operations commenced on Nov. 11, 1999.

                                                      44179-20 E (8/01)

PART C.
------

Item 24.      Financial Statements and Exhibits


 (a) Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Balance sheet as of June 30, 2001.
     Statements of Income as of June 30, 2001 and 2000.
     Statements of Cash Flows as of June 30, 2001 and 2000.
     Notes to Financial Statements.

     Report of Independent Auditors dated Feb. 8, 2001.
     Balance sheets as of Dec. 31, 2000 and 1999.
     Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998. Statements of Stockholder's Equity for the three years ended Dec. 31, 2000. Statements of Cash Flows for the years ended Dec. 31, 2000, 1999, and 1998. Notes to Financial Statements.

     Financial  Statements  included  in Part B of this  Registration
     Statement:

     American Enterprise Variable Annuity Account

     Report of Independent Auditors dated March 23, 2001.
     Statements of Net Assets for the year ended Dec. 31, 2000.
     Statements of Operations for the period ended Dec. 31, 2000.
     Statements of Changes in Net Assets for the period ended Dec. 31, 2000. Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing 236 additional subaccounts within the separate account, dated Sept. 8, 1999 filed electronically as Exhibit 1.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life establishing 141 additional subaccounts within the separate account, dated April 25, 2000 filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

2.       Not applicable.

3. Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

4.1      Form of Deferred Annuity Contract (form 44170) filed  electronically as
         Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

4.2      Form of Roth IRA  Endorsement  (form  43094)  filed  electronically  as
         Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 33-74865, filed on or about August 4, 1999, is incorporated by reference.

4.3      Form of  SEP-IRA  Endorsement  (form  43412)  filed  electronically  as
         Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, is incorporated by reference.

4.4 Form of Benefit Protector(SM) Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271155), filed electronically as Exhibit
         4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.5 Form of Benefit Protector(SM) Plus Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271156), filed electronically as Exhibit
         4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

5. Form of Variable Annuity Application (form 44171) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically  as
         Exhibit 6.2 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(a)   to  American   Enterprise   Variable   Life   Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.2 Form of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(b)   to  American   Enterprise   Variable   Life  Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.3 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on Behalf of itself and its separate accounts, and American Express Financial Advisors Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471 is incorporated by reference.

8.4 Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 26, 2001, is incorporated by reference.

8.5 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(m)   to  American   Enterprise   Variable   Life   Account's
         Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 25, 2001, is incorporated by reference.

8.6 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.a Consent of Independent Auditors for the American Express(R) Galaxy Premier Variable Annuity, filed electronically herewith.

10.b Consent of Independent Auditors for the American Express Pinnacle Variable Annuity(SM), filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

14.      Not applicable.

15. Power of Attorney to sign this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-82149, filed on or about April 27, 2001, is incorporated by reference.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Bruce A. Kohn                         829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Stuart A. Sedlacek                    829 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
         -----------------------------------------------------------------------

                  American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina




     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27.          Number of Contract owners

                  As of June 30, 2001, there were 176 contract owners of non-qualified contracts and 110 contract owners of qualified contracts.

Item 28.          Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.
                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters
                  Item 29(a) and 29(b)




Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001

Item 29(c).

                          Net Underwriting
Name of Principal           Discounts and       Compensation on         Brokerage
Underwriter                  Commissions          Redemption           Commissions           Compensation

American Express          $32,468,381            $662,606               None                  None
Financial Advisors
Inc.


Item 30.          Location of Accounts and Records

                  American Enterprise Life Insurance Company
                  829 AXP Financial Center
                  Minneapolis, MN  55474

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 14th day of August, 2001.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           --------------------------------------------
                                                     (Registrant)

                           By American Enterprise Life Insurance Company
                             -------------------------------------------
                                                     (Sponsor)

                           By /s/  Carol A. Holton*
                             ------------------------------------------
                                   Carol A. Holton
                                   Director, President and Chief Executive
                                   Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14th day of August, 2001.

Signature                                           Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
     ---------------------                Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Carol A. Holton*                     Director, President and Chief
     ---------------------                Executive Officer
     Carol A. Holton

                                          Director
     ---------------------
     Paul S. Mannweiler

/s/  Teresa J. Rasmussen*                 Director, Vice President, General
     ---------------------                Counsel and Secretary
     Teresa J. Rasmussen

/s/  Stuart A. Sedlacek*                  Executive Vice President
     ---------------------
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*                   Vice President and Controller
     ---------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
     ---------------------
     David L. Yowan

*Signed   pursuant  to  Power  of  Attorney,   dated  April  25,   2001,   filed
electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-82149 filed on or about April 27, 2001.



By:   /s/ Mary Ellyn Minenko
      --------------------------------
          Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits